UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2024 to December 31, 2024

Item 1. Reports to Stockholders

U.S. Strategic Equity Fund

RIFAX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$100	0.91%

How did the Fund perform last year and what affected its performance?

  The U.S. large cap equity market maintained its strong upward trajectory in 2024 (with the Russell 1000® Index returning 24.51%) driven by solid earnings, robust consumer spending and continued excitement around artificial intelligence. While the market was strong, it was led by unusual characteristics such as extremely narrow market concentration, which distinguished the second quarter specifically, and the third quarter was led by defensive parts of the market such as real estate and bond proxy sectors as the Fed began an easing cycle. The final quarter of 2024 saw the market rally around dynamic growth names following Trump’s re-election, leading to marked outperformance. Overall, communication services and information technology were the best performing sectors in the Russell 1000® Index, while materials and health care lagged.

  The Fund underperformed its primary benchmark for the fiscal year. Two of the Fund’s four money managers outperformed their assigned benchmarks for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and healthcare sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive and most volatile stocks were not rewarded, while a tilt toward above benchmark growth helped to reduce the negative impact. Sector allocation decisions were mixed over the period, as an overweight to the materials sector detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC (“RIM”) fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 1000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	U.S. Strategic Equity Fund	Russell 1000® Index
2014	10,000	10,000
2015	10,111	10,092
2016	11,186	11,308
2017	13,512	13,761
2018	12,209	13,102
2019	15,904	17,220
2020	19,696	20,830
2021	23,713	26,340
2022	18,767	21,302
2023	23,701	26,953
2024	28,561	33,560

Annual Fund Performance*

	1 Year	5 Years	10 Years
U.S. Strategic Equity Fund	20.50%	12.42%	11.07%
Russell 1000® Index	24.51%	14.28%	12.87%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$607,288
Total Number of Portfolio Holdings	497
Total Advisory Fees Paid (thousands)	$4,393
Portfolio Turnover Rate	53%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.3%
Securities Sold Short	(5.9)%
Short-Term Investments	2.0%
Common Stocks	103.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	38.8%
Consumer Discretionary	14.7%
Financial Services	14.3%
Health Care	10.8%
Producer Durables	8.7%
Materials and Processing	4.7%
Consumer Staples	4.1%
Energy	4.0%
Utilities	3.5%
Other	(3.6)%

Material Fund Changes

Until February 29, 2024, RIM contractually agreed to waive 0.02% of its advisory fee. Effective March 1, 2024, RIM contractually agreed to waive 0.04% of its advisory fee.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

U.S. Strategic Equity Fund

Annual Shareholder Report

RIFAX

December 31, 2024

U.S. Small Cap Equity Fund

RIFBX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$118	1.13%

How did the Fund perform last year and what affected its performance?

  U.S. small cap equity market returns were muted for the first half of 2024, with the Russell 2000® Index lagging the Russell 1000® Index due to market reactions surrounding Fed rate cut delays and strong growth and momentum leadership within large cap stocks. The third quarter of 2024 saw a reversal, as small cap stocks rallied in response to the Fed commencing its easing monetary policy cycle. The final quarter of 2024 saw a return to prior performance, with the Russell 2000® Index lagging the Russell 1000® Index as the market rallied behind dynamic growth names following Trump’s re-election. Overall, information technology and consumer staples were the best performing sectors in the Russell 2000® Index, while energy and healthcare lagged over the period.

  The Fund underperformed its secondary benchmark for the fiscal year. Two out of the Fund’s six money managers with allocated assets outperformed their assigned benchmarks. Stock selection was negative, primarily driven by securities in the information technology, materials and consumer discretionary sectors underperforming. Factor positioning was a negative contributor, with exposure to higher quality and less expensive stocks detracting from performance. Sector allocation decisions were negative as well, as an underweight to the information technology sector and overweights to the healthcare and materials sectors detracted. Russell Investment Management, LLC (“RIM”) fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the return of the Russell 2000® Index during the period.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	U.S. Small Cap Equity Fund	Russell 3000®IndexFootnote Reference(a)	Russell 2000® Index
2014	10,000	10,000	10,000
2015	9,281	10,048	9,559
2016	11,013	11,327	11,595
2017	12,718	13,721	13,294
2018	11,195	13,002	11,830
2019	13,778	17,035	14,849
2020	15,528	20,593	17,813
2021	19,532	25,877	20,453
2022	16,416	20,907	16,273
2023	18,650	26,334	19,028
2024	20,240	32,604	21,223

Annual Fund Performance*

	1 Year	5 Years	10 Years
U.S. Small Cap Equity Fund	8.53%	8.00%	7.31%
Russell 3000®IndexFootnote Reference(a)	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$214,504
Total Number of Portfolio Holdings	1,134
Total Advisory Fees Paid (thousands)	$1,951
Portfolio Turnover Rate	73%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Securities Sold Short	(3.9)%
Short-Term Investments	3.7%
Common Stocks	100.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	24.1%
Health Care	17.0%
Producer Durables	16.1%
Technology	13.0%
Consumer Discretionary	12.7%
Materials and Processing	7.5%
Energy	4.0%
Utilities	3.4%
Consumer Staples	2.4%
Other	(0.2)%

Material Fund Changes

Until April 30, 2024, RIM contractually agreed to waive 0.04% of its advisory fee. Effective May 1, 2024, RIM contractually agreed to a Fund-level expense cap (with certain exclusions) of 1.05% on an annual basis.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the Russell 2000® Index to the Russell 3000® Index effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable domestic equity market.

U.S. Small Cap Equity Fund

Annual Shareholder Report

RIFBX

December 31, 2024

International Developed Markets Fund

RIFCX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about International Developed Markets Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$104	1.03%

How did the Fund perform last year and what affected its performance?

  Over the fiscal year, the MSCI World ex USA Index (Net) was up 4.70%. Growth, momentum and value outperformed while small size, low volatility and quality lagged the benchmark. Positive market returns were primarily driven by expectations that central banks could engineer a soft landing for international economies.

  The Fund underperformed its secondary benchmark over the fiscal year. The Fund’s tilt towards smaller names was a key detractor. Sector allocation was modestly positive, as the Fund’s underweights to the health care, energy and utilities sectors were tailwinds. Stock selection was impacted by overweight positions in Schlumberger NV and Randstad NV, along with an underweight position in Hitachi, Ltd, which were not rewarded over the period. This was partially offset by positive contributions from overweight positions in Taiwan Semiconductor Manufacturing Limited and Tencent Holdings, Ltd. The top performing money manager strategy was a growth strategy with exposure to growth and momentum along with positive stock selection, while the largest detractor was a value strategy with underweights to momentum and larger names. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, momentum and low volatility, outperformed over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies detracted over the fiscal year while the use of index futures to equitize a portion of uninvested cash performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	International Developed Markets Fund	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2014	10,000	10,000	10,000
2015	9,869	9,696	9,744
2016	10,102	9,963	9,981
2017	12,624	12,374	12,461
2018	10,747	10,631	10,705
2019	12,866	13,022	13,113
2020	13,519	14,010	14,107
2021	15,230	15,778	15,888
2022	13,243	13,523	13,618
2023	15,397	15,949	16,061
2024	15,824	16,699	16,816

Annual Fund Performance*

	1 Year	5 Years	10 Years
International Developed Markets Fund	2.78%	4.23%	4.70%
MSCI World ex USA Index (Net)	4.70%	5.10%	5.26%
International Developed Markets Linked BenchmarkFootnote Reference(a)	4.70%	5.10%	5.33%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$335,410
Total Number of Portfolio Holdings	552
Total Advisory Fees Paid (thousands)	$3,143
Portfolio Turnover Rate	27%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.6%
Preferred Stocks	0.8%
Short-Term Investments	4.0%
Common Stocks	93.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.4%
United States	11.0%
United Kingdom	9.8%
France	8.1%
Germany	7.2%
Netherlands	4.6%
Canada	4.1%
Switzerland	3.9%
Italy	3.2%
Taiwan	3.1%
Other Common Stocks	22.2%
Other	6.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	The International Developed Markets Linked Benchmark represents the returns of the Russell Developed ex-US Large Cap Index (Net) through December 31, 2017, and the returns of the MSCI World ex USA Index (Net) thereafter. For more information, see the Performance section in the Fund's Summary Prospectus.

International Developed Markets Fund

Annual Shareholder Report

RIFCX

December 31, 2024

Strategic Bond Fund

RIFDX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Strategic Bond Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$65	0.65%

How did the Fund perform last year and what affected its performance?

  Following the rally at the end of 2023, interest rates steadily climbed in 2024, but cooling inflation and a weakening labor market gave central banks confidence to start cutting rates. However, rates volatility (as measured by the ICE BofA MOVE Index) stayed at elevated levels throughout the fiscal year. Corporate bonds and securitized credit were top performers over the fiscal year as “all-in” yield buyers brought strong demand and drove credit spreads to decade-tight levels.

  The Fund underperformed its primary benchmark for the fiscal year. The Fund’s overweight duration position implemented via derivatives detracted from performance as interest rates increased over the fiscal year. Sector allocation was additive to performance, as overweights to high yield corporates, commercial mortgaged-backed securities and emerging market debt benefited from a spread tightening environment. During the period, the Fund used derivatives to maintain a steepening bias in the Fund, which benefitted from the rates curve steepening during the fiscal year. The Fund also used government bond futures to seek to generate active returns through international rates positioning and currency forwards to seek to generate active returns through currency positioning and these strategies had a positive impact during the fiscal year.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Strategic Bond Fund	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000
2015	9,986	10,055
2016	10,296	10,321
2017	10,693	10,687
2018	10,607	10,688
2019	11,582	11,620
2020	12,558	12,492
2021	12,330	12,299
2022	10,570	10,699
2023	10,994	11,291
2024	11,085	11,432

Annual Fund Performance*

	1 Year	5 Years	10 Years
Strategic Bond Fund	0.83%	(0.87)%	1.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$864,889
Total Number of Portfolio Holdings	956
Total Advisory Fees Paid (thousands)	$4,786
Portfolio Turnover Rate	94%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(8.1)%
Short-Term Investments	28.4%
Long-Term Investments	79.7%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	28.4%
Corporate Bonds and Notes	22.5%
International Debt	12.6%
Non-US Bonds	6.3%
United States Government Treasuries	5.6%
Asset-Backed Securities	4.3%
Other	20.3%

Material Fund Changes

Effective June 1, 2024, Russell Investment Management (“RIM”) contractually agreed to waive 0.01% of its advisory fee.

In October 2024, RIM terminated Western Asset Management Company and Western Asset Management Company Limited as a money manager for the Fund and hired Allspring Global Investments, LLC as a money manager for the Fund. In December 2024, RIM hired RBC Global Asset Management (U.S.) Inc., an affiliate of an existing money manager, as a money manager for the Fund.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Strategic Bond Fund

Annual Shareholder Report

RIFDX

December 31, 2024

Global Real Estate Securities Fund

RIFSX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Global Real Estate Securities Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$92	0.91%

How did the Fund perform last year and what affected its performance?

  For the fiscal year, the global real estate market underperformed relative to broader global equities. U.S. property markets stood out as the strongest performers, particularly office and mall REITs. Healthcare REITs also showed resilience, benefiting from long-term growth trends associated with an aging population. Data centers also outperformed, driven by increasing demand linked to advancements in artificial intelligence. In Europe, real estate securities showed strength, whereas property stocks in Asia lagged.

  The Fund outperformed its secondary benchmark during the period. Favorable security selection among U.S. specialty REITs significantly contributed to performance, particularly due to the strong results from Iron Mountain, Inc., which benefitted from excitement surrounding its data center business. Stock selection within the U.S. health care sector and real estate securities in Australia was also beneficial. Unfavorable security selection among U.S. residential REITs had a marginally negative impact. Both of the Fund’s money managers demonstrated strong performance during the period, with favorable stock selection in U.S. specialty and office REITs, Australian real estate securities and an overweight position in U.S. health care REITs driving outperformance. Russell Investment Management, LLC’s positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An overweight to the office sector was additive, while an underweight to malls detracted from performance. During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Global Real Estate Securities Fund	MSCI World Index (Net)Footnote Reference(a)	FTSE EPRA Nareit Developed Index (Net)
2014	10,000	10,000	10,000
2015	10,025	9,913	9,921
2016	10,328	10,657	10,324
2017	11,547	13,045	11,394
2018	10,886	11,908	10,752
2019	13,242	15,203	13,107
2020	12,557	17,621	11,923
2021	15,971	21,465	15,033
2022	11,696	17,571	11,262
2023	12,930	21,751	12,351
2024	13,113	25,812	12,467

Annual Fund Performance*

	1 Year	5 Years	10 Years
Global Real Estate Securities Fund	1.42%	(0.20)%	2.75%
MSCI World Index (Net)Footnote Reference(a)	18.67%	11.17%	9.95%
FTSE EPRA Nareit Developed Index (Net)	0.94%	(1.00)%	2.23%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$928,816
Total Number of Portfolio Holdings	144
Total Advisory Fees Paid (thousands)	$7,612
Portfolio Turnover Rate	74%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Short-Term Investments	5.0%
Common Stocks	92.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	62.7%
Japan	7.8%
Australia	4.9%
United Kingdom	3.4%
Singapore	2.7%
Germany	2.4%
France	2.3%
Hong Kong	2.2%
Sweden	1.4%
Canada	1.2%
Other Common Stocks	1.7%
Other	7.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	The Fund’s primary benchmark was changed from the FTSE EPRA Nareit Developed Index (Net) to the MSCI World Index (Net) effective January 1, 2024 to comply with new regulations that require the Fund’s primary benchmark to represent the overall applicable global equity market.

Global Real Estate Securities Fund

Annual Shareholder Report

RIFSX

December 31, 2024

Moderate Strategy Fund

RIFGX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Moderate Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$14	0.14%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 24% return, with U.S. mid cap and small cap equities delivering gains of approximately 15% and 11%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 7% and 5%, respectively. The Fed began normalizing monetary policy in 2024, implementing 100 basis points of rate cuts during the year. Despite these cuts, U.S. Treasury yields rose by year-end compared to their 2023 levels, resulting in the underperformance of longer-duration fixed income assets relative to shorter-duration ones. High all-in yields, combined with tightening spreads, drove strong returns in high-yield bonds.

  The Fund outperformed its primary benchmark for the fiscal year. The Fund’s strategic asset allocation positioning maintained a slight overweight to key risk factors, including equity beta (volatility in relation to the overall market) which contributed positively. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Moderate Strategy Fund	Bloomberg U.S. Universal IndexFootnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,829	10,043	10,055
2016	10,591	10,436	10,321
2017	11,638	10,863	10,687
2018	11,065	10,835	10,688
2019	12,452	11,842	11,620
2020	13,249	12,739	12,492
2021	14,340	12,598	12,299
2022	12,095	10,961	10,699
2023	13,464	11,638	11,291
2024	14,338	11,875	11,432

Annual Fund Performance*

	1 Year	5 Years	10 Years
Moderate Strategy Fund	6.48%	2.86%	3.67%
Bloomberg U.S. Universal IndexFootnote Reference(a)	2.04%	0.06%	1.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$66,178
Total Number of Portfolio Holdings	10
Total Advisory Fees Paid (thousands)	$139
Portfolio Turnover Rate	8%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	52.3%
International Equities	20.0%
Domestic Equities	16.9%
Multi-Asset	8.0%
Alternative	2.9%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index effective May 1, 2024, as Russell Investment Management, LLC, the Fund's adviser, believes the Bloomberg U.S. Universal Index better represents the largest asset classes invested in by the Fund.

Moderate Strategy Fund

Annual Shareholder Report

RIFGX

December 31, 2024

Balanced Strategy Fund

RIFHX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Balanced Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$15	0.14%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 24% return, with U.S. mid cap and small cap equities delivering gains of approximately 15% and 11%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 7% and 5%, respectively. The Fed began normalizing monetary policy in 2024, implementing 100 basis points of rate cuts during the year. Despite these cuts, U.S. Treasury yields rose by year-end compared to their 2023 levels, resulting in the underperformance of longer-duration fixed income assets relative to shorter-duration ones. High all-in yields, combined with tightening spreads, drove strong returns in high-yield bonds.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Balanced Strategy Fund	MSCI ACWI Index (Net)Footnote Reference(a)	Bloomberg U.S. Aggregate Bond Index
2014	10,000	10,000	10,000
2015	9,770	9,764	10,055
2016	10,654	10,531	10,321
2017	11,933	13,056	10,687
2018	11,122	11,827	10,688
2019	12,951	14,973	11,620
2020	13,942	17,406	12,492
2021	15,760	20,633	12,299
2022	13,183	16,844	10,699
2023	15,098	20,584	11,291
2024	16,529	24,183	11,432

Annual Fund Performance*

	1 Year	5 Years	10 Years
Balanced Strategy Fund	9.48%	5.00%	5.15%
MSCI ACWI Index (Net)Footnote Reference(a)	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$211,569
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$432
Portfolio Turnover Rate	11%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	36.1%
Fixed Income	32.5%
Domestic Equities	20.0%
Multi-Asset	7.0%
Alternative	4.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index (Net) effective May 1, 2024, as Russell Investment Management, LLC, the Fund's adviser, believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Balanced Strategy Fund

Annual Shareholder Report

RIFHX

December 31, 2024

Growth Strategy Fund

RIFIX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Growth Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Growth Strategy Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 24% return, with U.S. mid cap and small cap equities delivering gains of approximately 15% and 11%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 7% and 5%, respectively. The Fed began normalizing monetary policy in 2024, implementing 100 basis points of rate cuts during the year. Despite these cuts, U.S. Treasury yields rose by year-end compared to their 2023 levels, resulting in the underperformance of longer-duration fixed income assets relative to shorter-duration ones. High all-in yields, combined with tightening spreads, drove strong returns in high-yield bonds.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Growth Strategy Fund	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,669	9,764	10,092
2016	10,609	10,531	11,308
2017	12,270	13,056	13,761
2018	11,282	11,827	13,102
2019	13,320	14,973	17,220
2020	14,619	17,406	20,830
2021	17,169	20,633	26,340
2022	14,215	16,844	21,302
2023	16,768	20,584	26,953
2024	18,770	24,183	33,560

Annual Fund Performance*

	1 Year	5 Years	10 Years
Growth Strategy Fund	11.94%	7.10%	6.50%
MSCI ACWI Index (Net)Footnote Reference(a)	17.49%	10.06%	9.23%
Russell 1000® Index	24.51%	14.28%	12.87%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$179,482
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$364
Portfolio Turnover Rate	8%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	41.0%
Domestic Equities	31.4%
Fixed Income	14.3%
Multi-Asset	8.0%
Alternative	5.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as Russell Investment Management, LLC, the Fund's adviser, believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Growth Strategy Fund

Annual Shareholder Report

RIFIX

December 31, 2024

Equity Growth Strategy Fund

RIFJX

Annual Shareholder Report

December 31, 2024

This annual shareholder report contains important information about Equity Growth Strategy Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Growth Strategy Fund	$16	0.15%

How did the Fund perform last year and what affected its performance?

  Equity markets advanced as expectations for a soft landing in the U.S. economy grew. The Russell 1000® Index posted an approximately 24% return, with U.S. mid cap and small cap equities delivering gains of approximately 15% and 11%, respectively. In comparison, emerging markets and developed markets outside the U.S. generated relatively lower returns of approximately 7% and 5%, respectively. The Fed began normalizing monetary policy in 2024, implementing 100 basis points of rate cuts during the year. Despite these cuts, U.S. Treasury yields rose by year-end compared to their 2023 levels, resulting in the underperformance of longer-duration fixed income assets relative to shorter-duration ones. High all-in yields, combined with tightening spreads, drove strong returns in high-yield bonds.

  The Fund underperformed its primary benchmark for the fiscal year, primarily due to the detractive impact of its diversification across asset classes. The Fund’s strategic asset allocation positioning maintained exposures to key risk factors, including duration and credit exposure, to enable portfolio diversification. Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

How did the Fund perform over the last 10 years?*

The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Equity Growth Strategy Fund	MSCI ACWI Index (Net)Footnote Reference(a)	Russell 1000® Index
2014	10,000	10,000	10,000
2015	9,613	9,764	10,092
2016	10,656	10,531	11,308
2017	12,526	13,056	13,761
2018	11,342	11,827	13,102
2019	13,620	14,973	17,220
2020	14,745	17,406	20,830
2021	17,636	20,633	26,340
2022	14,518	16,844	21,302
2023	17,352	20,584	26,953
2024	19,624	24,183	33,560

Annual Fund Performance*

	1 Year	5 Years	10 Years
Equity Growth Strategy Fund	13.09%	7.58%	6.97%
MSCI ACWI Index (Net)Footnote Reference(a)	17.49%	10.06%	9.23%
Russell 1000® Index	24.51%	14.28%	12.87%

*The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced the performance.

Key Fund Statistics

Net Assets (thousands)	$48,053
Total Number of Portfolio Holdings	10
Total Advisory Fees Paid (thousands)	$97
Portfolio Turnover Rate	11%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	45.0%
Domestic Equities	36.1%
Multi-Asset	8.1%
Alternative	6.4%
Fixed Income	4.5%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Footnote	Description
Footnote(a)	The Fund's primary benchmark was changed from the Russell 1000® Index to the MSCI ACWI Index (Net) effective May 1, 2024, as Russell Investment Management, LLC, the Fund's adviser, believes the MSCI ACWI Index (Net) better represents the largest asset classes invested in by the Fund.

Equity Growth Strategy Fund

Annual Shareholder Report

RIFJX

December 31, 2024

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).  There have been no amendments to, or waivers in connection with, the Code during the period covered by this Report.  The registrant has filed a copy of the Code as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2023    $277,558
2024    $295,937

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2023    $98,344                                   Tax Services performed in connection with the Audit
2024    $103,259                                 Tax Services performed in connection with the Audit

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2023    $92,865                                   Tax services
2024    $92,865                                   Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2023    $0
2024    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by registrant’s accountants:

Russell Investment Company
Russell Investments Funds
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.        Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).1  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

(a)        Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
       (b)        Results in the auditor acting as management or an employee of the audit client;
       (c)        Places the auditor in the position of auditing its own work; or
       (d)        Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.2  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.      Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.       Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.      Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.     Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.      All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

(a)         Bookkeeping or other services relating to the accounting records or financial statements of the Funds
(b)         Financial information system design and implementation
(c)         Appraisal or valuation services, fairness opinions or contribution-in-kind reports
(d)         Actuarial services
(e)         Internal audit outsourcing services
(f)          Management functions
(g)         Human resources services
(h)         Broker-dealer, investment adviser or investment banking services
(i)          Legal services unrelated to the audit
(j)          Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.      De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

      (a)           The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

      (b)          Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

       (c)            Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.       Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.       Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

Footnotes
1      Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
2      As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2023   $0
2024   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable, as the registrant has not been identified by the SEC as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) Not applicable, as the registrant is not a foreign issuer.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2024 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
DECEMBER 31, 2024
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
To Our Shareholders 3
U.S. Strategic Equity Fund (Form N-CSR Item 7) 4
U.S. Small Cap Equity Fund (Form N-CSR Item 7) 21
International Developed Markets Fund (Form N-CSR Item 7) 43
Strategic Bond Fund (Form N-CSR Item 7) 63
Global Real Estate Securities Fund (Form N-CSR Item 7) 99
Notes to Schedule of Investments (Form N-CSR Item 7) 115
Notes to Financial Highlights (Form N-CSR Item 7) 117
Notes to Financial Statements (Form N-CSR Item 7) 118
Report of Independent Registered Public Accounting Firm 139
Tax Information 140
Affiliated Brokerage Transactions 141
Basis for Approval of Investment Advisory Contracts (Form N-CSR Item 11)
142
Adviser, Money Managers and Service Providers 143
Russell Investment Funds
Annual Financial Statements and Other Information
December 31, 2024
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investment group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
We take your financial security seriously. We believe the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting the financial needs of investors like you.
The year of 2024 delivered positive total returns, but also demanded constant focus, both in markets and investing, as volatility and uncertainty persisted.
For the fiscal one-year period ending December 31, 2024, U.S. equities returned 25.02%, according to the S&P 500
Index.* In comparison, over the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of 3.82%.* With positive market performance, inflation coming under control, and the U.S.
Federal Reserve (the Fed) starting to lower interest rates, 2024 highlights the importance of staying invested. While it is vital to challenge prior thinking, we continue to emphasize that prioritizing a long-term investment plan over short-
term market fluctuations is most consistently rewarded.
Following another unprecedented year, we maintain our focus and look to position our funds for the period ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe the tactical opportunity set in equity regions, sectors, and styles is less likely to be rewarded in this environment. Across global equities, while value and momentum factors appear relatively cheap, they are accompanied by poor sentiment. We prefer to maintain a balanced exposure and allow stock selection to be the key driver.
Even with rates pushing higher recently, we believe government bonds are fairly valued and offer more potential for gains than losses, should economic growth hit a road bump. We expect continued volatility in rates, which could create tactical opportunities, but the threshold is high.
Latest data suggest the U.S. economy is headed toward a soft landing rather than a recession. With the Fed rate cuts underway, markets are backing this view, creating risks for portfolios if a recession does materialize.
Improving financial security for people . For more than 85 years, that has been our primary purpose. We’ve been providing solutions to help investors like you reach those financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund. We value the trust you have placed in our firm—there’s nothing we work harder to earn. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: MarketWatch; fiscal one-year period is defined as 1/1/2024 – 12/31/2024. Indexes are unmanaged and cannot be invested in directly. The S&P 500
Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe,
Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.6%
Consumer Discretionary - 14.7%
Amazon.com, Inc.(Æ)(Û) 112,275 24,632
Atmus Filtration Technologies, Inc. 14,242 558
BorgWarner, Inc.(Ð) 2,437 77
Central Garden & Pet Co. Class A(Æ)(Ð) 740 24
Chipotle Mexican Grill, Inc. Class A(Æ) 70,475 4,250
Comcast Corp. Class A 55,584 2,086
Costco Wholesale Corp. 4,676 4,284
Coupang , Inc.(Æ) 82,361 1,810
Deckers Outdoor Corp.(Æ)(Û) 8,298 1,685
Dick's Sporting Goods, Inc. 2,057 471
Dollar General Corp. 20,263 1,536
Domino's Pizza, Inc.(Ð) 1,704 715
DR Horton, Inc. 4,853 679
Duolingo , Inc.(Æ)(Ð) 497 161
eBay, Inc. 11,729 727
FactSet Research Systems, Inc. 1,072 515
Foot Locker, Inc.(Æ)(Ð) 12,217 266
Ford Motor Co.(Ð) 187,773 1,859
Garmin, Ltd. 4,254 877
General Motors Co.(Û) 90,607 4,827
Home Depot, Inc. (The) 3,639 1,416
Hubbell, Inc. Class B 1,297 543
Lear Corp. 9,415 892
Lennar Corp. Class A 4,543 620
Leonardo DRS, Inc.(Æ) 6,320 204
Live Nation Entertainment, Inc.(Æ) 21,672 2,807
Lowe's Cos., Inc. 13,609 3,359
Marriott International, Inc. Class A 3,653 1,019
McDonald's Corp. 8,265 2,396
MercadoLibre , Inc.(Æ)(Ð) 94 160
Meritage Homes Corp. 1,691 260
Netflix, Inc. Class B(Æ) 1,663 1,482
New York Times Co. (The) Class A 11,066 576
News Corp. Class A 17,827 491
NVR, Inc.(Æ) 83 679
O'Reilly Automotive, Inc.(Æ) 2,101 2,491
PulteGroup, Inc. 5,491 598
Ross Stores, Inc. 4,440 672
Royal Caribbean Cruises, Ltd. 2,965 684
Sirius Xm Holdings, Inc. 33,034 753
Skechers USA, Inc. Class A(Æ) 5,128 345
Target Corp. 10,017 1,354
Tesla, Inc.(Æ)(Û) 12,564 5,074
Texas Roadhouse, Inc. Class A 3,989 720
TJX Cos., Inc. (The) 8,075 976
Tractor Supply Co.(Û) 16,860 895
Tri Pointe Homes, Inc.(Æ) 6,737 244
TripAdvisor, Inc.(Æ) 27,446 405
Ulta Beauty, Inc.(Æ) 802 349
Walmart, Inc. 21,273 1,922
Walt Disney Co. (The) 12,584 1,401
Wingstop , Inc. 4,781 1,359
89,185
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Consumer Staples - 4.1%
Ambev SA - ADR 295,903 547
Archer-Daniels-Midland Co.(Û)(Ð) 54,021 2,729
Church & Dwight Co., Inc. 6,297 659
Coca-Cola Co. (The) 19,769 1,231
Colgate-Palmolive Co. 6,513 592
Conagra Brands, Inc. 54,568 1,514
CVS Health Corp. 54,554 2,449
Estee Lauder Cos., Inc. (The) Class A 6,842 513
Hershey Co. (The) 3,342 566
Kroger Co. (The) 55,836 3,414
Mondelez International, Inc. Class A 19,019 1,136
Monster Beverage Corp.(Æ) 40,821 2,146
PepsiCo, Inc. 6,122 931
Philip Morris International, Inc. 6,912 832
Pilgrim's Pride Corp.(Æ)(Û) 15,929 723
Procter & Gamble Co. (The) 11,897 1,995
Tyson Foods, Inc. Class A(Û) 48,934 2,811
24,788
Energy - 4.0%
Baker Hughes Co. 60,692 2,490
BP PLC - ADR 35,339 1,045
Canadian Natural Resources, Ltd. 21,750 671
Chevron Corp. 13,325 1,930
Coterra Energy, Inc. 27,269 696
Devon Energy Corp. 10,979 359
Eaton Corp. PLC 8,573 2,845
EOG Resources, Inc. 6,741 826
Exxon Mobil Corp. 41,851 4,502
First Solar, Inc.(Æ) 1,969 347
Kinder Morgan, Inc. 32,143 881
Magna International, Inc. Class A 23,538 984
Marathon Petroleum Corp. 3,807 531
Occidental Petroleum Corp. 5,861 290
Phillips 66(Û) 14,627 1,667
Schlumberger NV 15,682 601
Shell PLC - ADR 14,874 932
TechnipFMC PLC(Û) 20,535 594
Valero Energy Corp.(Û) 13,221 1,621
Williams Cos., Inc. (The) 11,962 647
24,459
Financial Services - 14.3%
AerCap Holdings NV 17,868 1,710
Affiliated Managers Group, Inc. 2,922 540
Aflac, Inc. 8,396 868
Alliance Data Systems Corp. 9,852 602
Allstate Corp. (The) 6,849 1,320
Ally Financial, Inc.(Ð) 41,228 1,485
American Express Co. 10,518 3,122
American Tower Corp.(ö) 3,066 562
Ameriprise Financial, Inc. 3,295 1,754
Annaly Capital Management, Inc.(ö) 52,004 952
Apollo Global Management, Inc. 10,716 1,770
Arthur J Gallagher & Co. 5,544 1,574
Axis Capital Holdings, Ltd. 7,377 654

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of America Corp. 72,998 3,208
Bank of New York Mellon Corp. (The) 7,632 586
Berkshire Hathaway, Inc. Class B(Æ) 1,814 822
BlackRock, Inc. 596 611
BOK Financial Corp. 3,284 350
Brighthouse Financial, Inc.(Æ) 7,523 361
Camden Property Trust(ö) 12,023 1,395
Carlyle Group, Inc. (The) 46,742 2,360
CBRE Group, Inc. Class A(Æ) 4,195 551
Chubb, Ltd. 3,070 848
Cincinnati Financial Corp. 3,921 563
Citigroup, Inc. 58,226 4,099
Comerica, Inc.(Ð)(Û) 22,018 1,362
Compass, Inc. Class A(Æ) 25,400 149
Corebridge Financial, Inc. 48,730 1,458
Cullen/Frost Bankers, Inc.(Ð) 3,892 522
Enact Holdings, Inc. 1,780 58
Equinix , Inc.(ö) 955 900
Essex Property Trust, Inc.(Ð)(ö) 4,707 1,344
Evercore , Inc. Class A 3,018 837
First American Financial Corp. 10,043 627
Gaming and Leisure Properties, Inc.(ö) 14,134 681
Genworth Financial, Inc. Class A(Æ)(Ð) 3,500 24
Goldman Sachs Group, Inc. (The) 1,687 966
Hanover Insurance Group, Inc. (The) 3,366 521
Hartford Financial Services Group, Inc.
(The) 4,907 537
Howard Hughes Corp. (The)(Æ)(Ð) 12,184 937
Interactive Brokers Group, Inc. Class A 10,526 1,860
Intercontinental Exchange, Inc. 4,192 625
InvenTrust Properties Corp.(ö) 3,220 97
Janus Henderson Group PLC 2,978 127
JPMorgan Chase & Co. 17,570 4,212
Marsh & McLennan Cos., Inc. 4,574 972
MasterCard, Inc. Class A 17,668 9,303
Mercury General Corp. 1,400 93
Morgan Stanley 15,107 1,899
NU Holdings, Ltd. Class A(Æ) 122,086 1,265
Pinnacle Financial Partners, Inc.(Ð) 2,414 276
Popular, Inc. 6,405 602
Progressive Corp. (The) 4,383 1,050
Prologis, Inc.(ö) 6,701 708
Public Storage(ö) 2,200 659
Raymond James Financial, Inc. 4,525 703
Reinsurance Group of America, Inc. Class A 5,381 1,150
RLI Corp. 1,777 293
Robinhood Markets, Inc. Class A(Æ)(Ð) 28,707 1,070
Selective Insurance Group, Inc. 2,702 253
SLM Corp. 23,331 643
Synchrony Financial(Ð) 31,049 2,018
Synovus Financial Corp. 13,336 683
Travelers Cos., Inc. (The)(Û) 13,274 3,198
US Bancorp 21,503 1,028
Vestis Corp. 24,494 373
Visa, Inc. Class A 7,795 2,464
Wells Fargo & Co. 57,448 4,035
Willis Towers Watson PLC 4,043 1,266
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WR Berkley Corp. 12,284 719
87,234
Health Care - 10.8%
Abbott Laboratories 10,427 1,179
AbbVie, Inc. 15,922 2,829
Acadia Pharmaceuticals, Inc.(Æ) 13,741 252
Agilent Technologies, Inc. 17,068 2,293
Align Technology, Inc.(Æ) 6,554 1,367
Amgen, Inc. 2,337 609
AstraZeneca PLC - ADR 7,920 519
Blueprint Medicines Corp.(Æ)(Û) 5,300 462
Boston Scientific Corp.(Æ) 9,615 859
Bristol-Myers Squibb Co. 23,646 1,337
Centene Corp.(Æ) 7,393 448
Cigna Group (The) 2,746 758
Corcept Therapeutics, Inc.(Æ)(Û) 10,100 509
Danaher Corp. 2,638 606
Edwards Lifesciences Corp.(Æ) 44,006 3,258
Elevance Health, Inc.(Ð) 5,511 2,033
Eli Lilly & Co. 4,540 3,505
Encompass Health Corp. 5,706 527
Exelixis , Inc.(Æ)(Û) 13,514 450
Fortrea Holdings, Inc.(Æ)(Ð) 12,160 227
GE HealthCare Technologies, Inc.(Ð) 18,551 1,450
Genmab A/S - ADR(Æ) 23,031 481
Gilead Sciences, Inc. 8,030 742
GRAIL, Inc.(Æ)(Ð) 5,250 94
GSK PLC - ADR 27,930 945
HCA Healthcare, Inc. 2,025 608
Humana, Inc. 9,049 2,296
IDEXX Laboratories, Inc.(Æ) 4,413 1,824
Incyte Corp.(Æ)(Û) 8,047 556
Intuitive Surgical, Inc.(Æ) 1,670 872
IQVIA Holdings, Inc.(Æ) 2,123 417
Jazz Pharmaceuticals PLC(Æ) 6,661 820
Johnson & Johnson 18,284 2,644
McKesson Corp. 3,523 2,008
Medpace Holdings, Inc.(Æ)(Ð) 1,352 449
Medtronic PLC 21,620 1,727
Merck & Co., Inc. 12,778 1,271
Molina Healthcare, Inc.(Æ) 3,545 1,032
Neurocrine Biosciences, Inc.(Æ)(Û) 913 125
Organon & Co. 26,421 394
Oscar Health, Inc. Class A(Æ) 10,465 141
Pfizer, Inc. 47,321 1,255
PTC Therapeutics, Inc.(Æ)(Û) 9,305 420
QIAGEN NV(Æ) 13,748 612
Regeneron Pharmaceuticals, Inc.(Æ) 3,281 2,337
Royalty Pharma PLC Class A 27,127 692
Sanofi SA - ADR 14,017 676
Sarepta Therapeutics, Inc.(Æ) 3,132 381
Stryker Corp. 6,863 2,471
Tandem Diabetes Care, Inc.(Æ) 14,854 535
Thermo Fisher Scientific, Inc. 1,299 676
UnitedHealth Group, Inc. 12,550 6,348
Veeva Systems, Inc. Class A(Æ) 5,987 1,259

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ) 3,872 1,559
Viatris , Inc. 60,105 748
Zoetis, Inc. Class A 4,059 661
65,553
Materials and Processing - 4.7%
Boise Cascade Co. 2,051 244
Builders FirstSource , Inc.(Æ)(Ð) 7,744 1,107
Carrier Global Corp. 11,209 765
Celanese Corp. Class A 15,211 1,053
Copart , Inc.(Æ) 54,517 3,129
Crown Holdings, Inc. 24,892 2,058
DuPont de Nemours, Inc.(Û) 16,497 1,258
Ecolab, Inc. 3,031 710
Fastenal Co. 8,247 593
FMC Corp. 25,722 1,250
Freeport-McMoRan, Inc. 36,894 1,405
Huntsman Corp. 31,278 564
Lennox International, Inc.(Ð) 1,262 769
Linde PLC 5,107 2,138
Louisiana-Pacific Corp. 9,078 940
LyondellBasell Industries NV Class A 10,634 790
Martin Marietta Materials, Inc. 3,370 1,741
Nucor Corp. 3,538 413
Packaging Corp. of America 2,612 588
Sherwin-Williams Co. (The) 2,349 798
Southern Copper Corp. 7,047 642
Trane Technologies PLC 5,462 2,017
Trex Co., Inc.(Æ)(Ð) 10,323 713
Vulcan Materials Co. 7,193 1,850
Westlake Chemical Corp.(Ð) 7,026 806
28,341
Producer Durables - 8.7%
3M Co. 3,308 427
AECOM 644 69
AMETEK, Inc. 2,567 463
Amphenol Corp. Class A 11,317 786
AO Smith Corp. 4,086 279
Cintas Corp. 4,036 737
CSX Corp. 49,897 1,610
Cummins, Inc. 3,673 1,280
Deere & Co. 3,459 1,466
Delta Air Lines, Inc. 33,874 2,049
Donaldson Co., Inc. 8,744 589
Dover Corp. 2,794 524
EMCOR Group, Inc. 1,502 682
Emerson Electric Co. 6,655 825
Expeditors International of Washington, Inc. 4,319 478
FedEx Corp. 7,303 2,054
Fluor Corp.(Æ) 1,924 95
Fortive Corp. 4,595 345
FTI Consulting, Inc.(Æ) 1,548 296
GE Vernova , Inc.(Û) 7,099 2,335
General Dynamics Corp. 2,170 572
Global Payments, Inc. 20,125 2,255
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Graco , Inc.(Ð) 4,892 412
Howmet Aerospace, Inc. 14,058 1,537
Huntington Ingalls Industries, Inc.(Ð) 5,212 985
Insperity , Inc.(Ð) 4,152 322
JB Hunt Transport Services, Inc.(Ð) 11,670 1,992
Landstar System, Inc.(Ð) 4,775 821
ManpowerGroup , Inc. 8,638 499
MasTec , Inc.(Æ) 5,320 724
Nordson Corp. 2,427 508
Northrop Grumman Corp. 3,786 1,777
Old Dominion Freight Line, Inc. 3,376 595
Otis Worldwide Corp.(Ð) 6,748 625
PACCAR, Inc. 8,091 842
Parker-Hannifin Corp. 1,043 663
Paychex, Inc. 5,540 777
Pentair PLC 5,328 536
Phinia , Inc. 9,866 475
Republic Services, Inc. Class A 3,193 642
Robert Half, Inc. 8,441 595
Rollins, Inc. 12,030 558
Ryder System, Inc. 4,071 639
S&P Global, Inc. 1,462 728
Schneider National, Inc. Class B(Ð) 13,009 381
Scotts Miracle- Gro Co. (The) Class A 9,874 655
Snap-on, Inc. 2,462 836
Southwest Airlines Co.(Ð) 46,678 1,569
Tetra Tech, Inc.(Ð) 18,659 743
Trade Desk, Inc. (The) Class A(Æ) 6,526 767
TransUnion 29,575 2,742
TriNet Group, Inc. 4,987 453
United Parcel Service, Inc. Class B 6,395 806
United Rentals, Inc. 1,077 759
Veralto Corp.(Ð) 13,747 1,400
Vontier Corp. 22,483 820
W.W. Grainger, Inc. 705 743
Waste Management, Inc. 3,266 659
WESCO International, Inc.(Ð) 6,312 1,142
XPO, Inc.(Æ) 4,796 629
Xylem, Inc. 5,348 620
53,192
Technology - 38.8%
Accenture PLC Class A 8,468 2,979
Adobe, Inc.(Æ) 1,842 819
Advanced Micro Devices, Inc.(Æ) 13,713 1,656
Airbnb, Inc. Class A(Æ)(Û) 8,448 1,110
Akamai Technologies, Inc.(Æ) 4,276 157
Alphabet, Inc. Class A 50,766 9,610
Alphabet, Inc. Class C(Û) 19,257 3,667
Amkor Technology, Inc. 19,016 489
Analog Devices, Inc. 4,116 874
Apple, Inc.(Û) 161,515 40,447
Applied Materials, Inc. 4,327 704
Arista Networks, Inc.(Æ) 28,576 3,159
ASML Holding NV Class G 556 385
Atlassian Corp. Class A(Æ) 8,351 2,032
Booking Holdings, Inc.(Û) 719 3,572

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Box, Inc. Class A(Æ)(Ð) 5,782 183
Broadcom, Inc. 30,712 7,120
CACI International, Inc. Class A(Æ) 667 270
Cadence Design Systems, Inc.(Æ) 2,339 703
CDW Corp. 1,834 319
Cirrus Logic, Inc.(Æ) 4,878 486
Cisco Systems, Inc. 38,847 2,300
Cognizant Technology Solutions Corp.
Class A 11,611 893
CommVault Systems, Inc.(Æ) 5,622 848
Datadog , Inc. Class A(Æ) 8,610 1,230
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,162 244
DoorDash , Inc. Class A(Æ) 3,320 557
Dropbox, Inc. Class A(Æ) 49,670 1,492
EPAM Systems, Inc.(Æ) 5,870 1,373
Guidewire Software, Inc.(Æ) 8,207 1,384
Hewlett Packard Enterprise Co. 34,864 744
HP, Inc. 20,009 653
Intel Corp.(Ð) 43,681 876
International Business Machines Corp. 3,846 845
Intuit, Inc. 7,024 4,415
Jabil Circuit, Inc. 1,428 205
KBR, Inc. 18,109 1,049
Kyndryl Holdings, Inc.(Æ) 17,901 619
Lam Research Corp. 62,258 4,497
Lyft, Inc. Class A(Æ) 67,067 865
Maplebear , Inc.(Æ)(Û) 35,755 1,481
Marvell Technology, Inc. 6,922 765
Meta Platforms, Inc. Class A 26,722 15,646
Micron Technology, Inc. 15,247 1,283
Microsoft Corp.(Û) 91,222 38,450
Monolithic Power Systems, Inc. 742 439
NCR Atleos Corp.(Æ)(Ð) 7,460 253
NetApp, Inc. 5,336 619
Nutanix , Inc. Class A(Æ)(Ð) 22,165 1,356
NVIDIA Corp.(Û) 240,096 32,242
NXP Semiconductors NV 9,711 2,018
ON Semiconductor Corp.(Æ) 15,255 962
Oracle Corp. 11,612 1,935
Palantir Technologies, Inc. Class A(Æ) 16,784 1,269
Palo Alto Networks, Inc.(Æ)(Ð) 22,706 4,132
Playtika Holding Corp. 12,800 89
Qorvo , Inc.(Æ) 5,046 353
QUALCOMM, Inc. 5,539 851
Reddit , Inc. Class A(Æ) 804 131
RingCentral, Inc. Class A(Æ)(Ð) 5,049 177
ROBLOX Corp. Class A(Æ)(Ð) 22,978 1,330
Roku, Inc.(Æ)(Ð) 12,750 948
Roper Technologies, Inc. 1,251 650
Salesforce, Inc. 12,323 4,120
Semtech Corp.(Æ)(Ð) 6,908 427
SentinelOne , Inc. Class A(Æ) 23,577 523
ServiceNow , Inc.(Æ) 3,278 3,475
Skyworks Solutions, Inc. 6,345 563
Snap, Inc. Class A(Æ)(Ð) 46,916 505
Spotify Technology SA(Æ) 7,071 3,163
Synopsys, Inc.(Æ) 1,400 680
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Teradata Corp.(Æ)(Ð) 9,586 299
Teradyne, Inc. 10,636 1,339
Texas Instruments, Inc. 12,557 2,355
Twilio , Inc. Class A(Æ) 1,613 174
Uber Technologies, Inc.(Æ) 33,664 2,031
UiPath , Inc. Class A(Æ) 62,128 790
Universal Display Corp. 1,293 189
VeriSign, Inc.(Æ) 6,974 1,443
Zeta Global Holdings Corp. Class A(Æ) 14,988 270
235,555
Utilities - 3.5%
AT&T, Inc. 139,790 3,183
ConocoPhillips 12,387 1,229
Constellation Energy Corp.(Ð) 2,856 639
Edison International 12,277 980
Exelon Corp.(Û)(Ð) 51,684 1,945
FirstEnergy Corp. 23,526 936
Gulfport Energy Corp.(Æ) 1,809 333
NextEra Energy, Inc. 19,893 1,426
NRG Energy, Inc.(Û) 29,785 2,687
PG&E Corp. 78,602 1,586
Pinnacle West Capital Corp.(Ð) 6,070 515
Southern Co. (The) 10,693 880
T-Mobile US, Inc. 3,245 716
Verizon Communications, Inc. 22,917 917
Vistra Corp.(Û) 14,623 2,016
Xcel Energy, Inc. 16,988 1,147
21,135
Total Common Stocks
(cost $412,850) 629,442
Short-Term Investments - 2.0%
U.S. Cash Management Fund(@) 11,860,346 (∞) 11,859
Total Short-Term Investments
(cost $11,858) 11,859
Total Investments - 105.6%
(identified cost $424,708) 641,301
Securities Sold Short - (5.9)%
Consumer Discretionary - (1.3)%
Acushnet Holdings Corp. (2,710) (193)
Advanced Energy Industries, Inc. (3,246) (375)
Asbury Automotive Group, Inc.(Æ) (584) (142)
Atlanta Braves Holdings, Inc. Class C(Æ) (1,860) (71)
Charter Communications, Inc. Class A(Æ) (1,888) (647)
Churchill Downs, Inc. (3,356) (448)
Dutch Bros, Inc. Class A(Æ) (13,688) (717)
Group 1 Automotive, Inc. (966) (407)
Hillenbrand, Inc. (6,380) (196)
Hilton Grand Vacations, Inc.(Æ) (12,799) (498)
LGI Homes, Inc.(Æ) (2,315) (207)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Lithia Motors, Inc. Class A (2,069) (739)
Mattel, Inc.(Æ) (30,109) (534)
Starbucks Corp. (2,911) (266)
Stride, Inc.(Æ) (4,155) (432)
Under Armour , Inc. Class A(Æ) (49,113) (407)
VF Corp. (34,943) (750)
Warner Bros Discovery, Inc.(Æ) (76,988) (814)
Ziff Davis, Inc.(Æ) (730) (40)
(7,883)
Consumer Staples - (0.1)%
Kraft Heinz Co. (The) (1,594) (49)
Simply Good Foods Co. (The)(Æ) (11,610) (453)
Walgreens Boots Alliance, Inc. (38,407) (358)
(860)
Energy - (0.2)%
Atlas Energy Solutions, Inc. (1,018) (23)
First Solar, Inc.(Æ) (3,315) (584)
Patterson-UTI Energy, Inc. (30,679) (253)
Sunrun , Inc.(Æ) (24,426) (226)
Uranium Energy Corp.(Æ) (41,407) (277)
(1,363)
Financial Services - (0.6)%
AGNC Investment Corp.(ö) (6,329) (58)
Apollo Global Management, Inc. (4,932) (814)
Arbor Realty Trust, Inc.(ö) (33,049) (458)
Axos Financial, Inc.(Æ) (5,011) (350)
Berkshire Hathaway, Inc. Class B(Æ) (54) (24)
BGC Group, Inc. Class A (31,874) (289)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (14,048) (377)
Medical Properties Trust, Inc.(Æ)(ö) (80,420) (318)
Old National Bancorp (25,565) (555)
UWM Holdings Corp. (29,569) (174)
(3,417)
Health Care - (0.9)%
Acadia Healthcare Co., Inc.(Æ) (13,462) (534)
Avantor , Inc.(Æ) (8,380) (177)
Axsome Therapeutics, Inc.(Æ) (518) (44)
Azenta , Inc.(Æ) (5,640) (282)
CG Oncology, Inc.(Æ) (16,967) (487)
Crinetics Pharmaceuticals, Inc.(Æ) (5,557) (284)
Cytokinetics, Inc.(Æ) (3,764) (177)
Geron Corp.(Æ) (70,736) (250)
Globus Medical, Inc. Class A(Æ) (9,169) (758)
Immunovant , Inc.(Æ) (1,280) (32)
Insmed , Inc.(Æ) (3,710) (256)
Neogen Corp.(Æ) (30,543) (371)
RadNet , Inc.(Æ) (6,823) (477)
Repligen Corp.(Æ) (4,113) (592)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Surgery Partners, Inc.(Æ) (11,407) (241)
TransMedics Group, Inc.(Æ) (1,174) (73)
Vaxcyte , Inc.(Æ) (3,970) (325)
(5,360)
Materials and Processing - (0.1)%
Quaker Chemical Corp. (1,613) (227)
VSE Corp. (397) (38)
(265)
Producer Durables - (0.9)%
AeroVironment , Inc.(Æ) (1,447) (223)
Badger Meter, Inc. (2,425) (514)
Bloom Energy Corp. Class A(Æ) (7,052) (157)
Boeing Co. (The)(Æ) (1,766) (313)
Casella Waste Systems, Inc. Class A(Æ) (5,627) (595)
Howmet Aerospace, Inc. (5,649) (618)
Itron , Inc.(Æ) (436) (47)
JBT Marel Corp. (1,080) (137)
Kadant , Inc. (500) (173)
Kratos Defense & Security Solutions, Inc.
(Æ) (16,160) (426)
Mercury Systems, Inc.(Æ) (9,324) (392)
OSI Systems, Inc.(Æ) (3,400) (569)
RBC Bearings, Inc.(Æ) (1,499) (448)
WillScot Mobile Mini Holdings Corp.(Æ) (12,471) (417)
Zurn Elkay Water Solutions Corp. (12,190) (455)
(5,484)
Technology - (1.5)%
Advanced Micro Devices, Inc.(Æ) (1,385) (167)
Analog Devices, Inc. (2,736) (581)
Blackline, Inc.(Æ) (2,920) (178)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (13,822) (380)
Coherent Corp.(Æ) (7,295) (691)
EchoStar Corp. Class A(Æ) (8,753) (201)
Fiserv, Inc.(Æ) (2,556) (525)
Five9, Inc.(Æ) (13,076) (531)
Freshworks , Inc. Class A(Æ) (17,587) (284)
Gen Digital, Inc. (26,129) (715)
Klaviyo , Inc. Class A(Æ) (5,443) (225)
Lattice Semiconductor Corp.(Æ) (11,433) (648)
MACOM Technology Solutions Holdings,
Inc.(Æ) (2,526) (328)
Marvell Technology, Inc. (6,946) (767)
Oracle Corp. (3,792) (632)
Progress Software Corp. (3,520) (229)
Rambus, Inc.(Æ) (9,612) (508)
Sanmina Corp.(Æ) (7,674) (581)
TTM Technologies, Inc.(Æ) (7,564) (187)
Unity Software, Inc.(Æ) (26,110) (587)
Vertex, Inc. Class A(Æ) (5,883) (314)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(9,259)
Utilities - (0.3)%
Cogent Communications Holdings, Inc. (7,752) (598)
MGE Energy, Inc. (1,690) (159)
New Fortress Energy, Inc. (33,129) (501)
Northern Oil and Gas, Inc. (3,319) (123)
Otter Tail Corp. (6,029) (445)
UGI Corp. (4,040) (114)
(1,940)
Total Securities Sold Short
(proceeds $31,822) (35,831)
Other Assets and Liabilities,
Net - 0.3%
1,818
Net Assets - 100.0%
607,288

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-M ini Index Futures 39 USD 11,575 03/25 (404)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (404)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 89,185 $ — $ —
$ —
$ 89,185 14 .7
Consumer Staples 24,788 — —
—
24,788 4 .1
Energy 24,459 — —
—
24,459 4 .0
Financial Services 87,234 — —
—
87,234 14 .3
Health Care 65,553 — —
—
65,553 10 .8
Materials and Processing 28,341 — —
—
28,341 4 .7
Producer Durables 53,192 — —
—
53,192 8 .7
Technology 235,555 — —
—
235,555 38 .8
Utilities 21,135 — —
—
21,135 3 .5
Short-Term Investments — — — 11,859 11,859 2 .0
Total Investments 629,442 — — 11,859 641,301 105 .6
Securities Sold Short
*
(35,831) — — — (35,831) (5 .9)
Other Assets and Liabilities, Net
0 .3
100 .0
Other Financial Instruments
Liabilities
Futures Contracts (404) — — — (404) (0 .1)
Total Other Financial Instruments
**
$ (404) $ — $ — $ — $ (404)
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2024, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2024, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 404
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,737
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (842)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2024
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 35,831 $ — $ 35,831
Total Financial and Derivative Liabilities
35,831 — 35,831
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 35,831 $ — $ 35,831
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged ^ Net Amount
State Street $ 35,831 $ — $ 35,831 $ —
Total
$ 35,831 $ — $ 35,831 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 424,708
Investments, at fair value(>) ........................................................................................................................................................
641,301
Receivables:
Dividends and interest ...................................................................................................................................................... 366
Dividends from affiliated funds ....................................................................................................................................... 59
Investments sold ............................................................................................................................................................... 1,494
From broker(a) ................................................................................................................................................................. 953
Total assets ...............................................................................................................................................................
644,173
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 93
Accrued fees to affiliates .................................................................................................................................................. 399
Other accrued expenses .................................................................................................................................................... 159
Variation margin on futures contracts .............................................................................................................................. 403
Securities sold short, at fair value(‡) ........................................................................................................................................... 35,831
Total liabilities ...........................................................................................................................................................
36,885
Net Assets ...............................................................................................................................................................
$ 607,288

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 220,91 4
Shares of beneficial interest .........................................................................................................................................................
286
Additional paid-in capital ............................................................................................................................................................
386,0 88
Net Assets ...............................................................................................................................................................
$ 607,288
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 21.20
Net assets ............................................................................................................................................................................. $ 607,288,415
Shares outstanding ($.01 par value) ..................................................................................................................................... 28,649,738
Amounts in thousands
(‡)     Proceeds on securities sold short $ 31,822
(>)     Investments in affiliates, U.S. Cash Management Fund $ 11,859
(a)   Receivable from Broker for Futures $ 953
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 8,028
Dividends from affiliated funds ....................................................................................................................................... 876
Interest .............................................................................................................................................................................. 4 5
Securities lending income (net) ....................................................................................................................................... 4
Total investment income ..............................................................................................................................................................
8,95 3
Expenses
Advisory fees ................................................................................................................................................................... 4,393
Administrative fees .......................................................................................................................................................... 301
Custodian fees .................................................................................................................................................................. 85
Transfer agent fees .......................................................................................................................................................... 26
Professional fees .............................................................................................................................................................. 92
Trustees’ fees .................................................................................................................................................................... 29
Printing fees ..................................................................................................................................................................... 16
Dividends from securities sold short ................................................................................................................................ 413
Interest expense paid on securities sold short .................................................................................................................. 235
Miscellaneous .................................................................................................................................................................. 8 4
Expenses before reductions .............................................................................................................................................. 5,67 4
Expense reductions .......................................................................................................................................................... (222)
Net expenses ................................................................................................................................................................................
5,45 2
Net investment income (loss) .......................................................................................................................................................
3,501
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 53,00 0
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 4,737
Securities sold short ......................................................................................................................................................... (3,504)
Net realized gain (loss) ................................................................................................................................................................
54,23 7
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 54,3 70
Futures contracts .............................................................................................................................................................. (842)
Securities sold short ......................................................................................................................................................... (156)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 53,37 2
Net realized and unrealized gain (loss) ........................................................................................................................................ 107,609
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 111,110

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 3,501 $ 4,277
Net realized gain (loss) ....................................................................................................................... 54,23 7 12,673
Net change in unrealized appreciation (depreciation) ........................................................................ 53,37 2 102,446
Net increase (decrease) in net assets from operations .............................................................................. 111,110 119,396
Distributions
To shareholders ................................................................................................................................... (50,563) (15,353)
Net decrease in net assets from distributions ............................................................................................ (50,563) (15,353)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (20,208) (9,264)
Total Net Increase (Decrease) in Net Assets ........................................................................
40,339 94,779
Net Assets
Beginning of period .................................................................................................................................. 566,949 472,170
End of period .............................................................................................................................................
$ 607,288 $ 566,949
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 272 $ 5,766 1,891 $ 33,548
Proceeds from reinvestment of distributions 2,394 50,563 868 15,353
Payments for shares redeemed (3,604) (76,537) (3,391) (58,165)
Total increase (decrease)
(938) $ (20,208) (632) $ (9,264)

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2024 19.16 .12 3.78 3.90 (.20) (1.66)
December 31, 2023 15.62 .14 3.92 4.06 (.14) (.38)
December 31, 2022 21.46 .11 (4.51) (4.40) (.10) (1.34)
December 31, 2021 19.58 .07 3.87 3.94 (.12) (1.94)
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 19
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(1.86) 21.20 20.50 607,288 .94 .91 .58 53
(.52) 19.16 26.29 566,949 .97 .96 .84 60
(1.44) 15.62 (20.86) 472,170 .88 .88 .65 100
(2.06) 21.46 20.40 624,167 .84 .84 .32 33
(.21) 19.58 23.84 561,105 .84 .84 .58 44

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
20 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains and losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 366,671
Administrative fees 26,570
Transfer agent fees 2,338
Trustee fees 3,722
$ 399,301
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,690 $ 134,500 $ 136,335 $ 4 $ — $ 11,859 $ 876 $ —
U.S. Cash Collateral Fund 905 5,257 6,162 — — — 14 —
$ 14,595 $ 139,757 $ 142,497 $ 4 $ — $ 11,859 $ 890 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 39 9 , 022 , 068 $ 22 5 , 543 , 978 $ (19, 096 , 069 ) $ 20 6 , 447 , 909 $ — $ 14,464,925
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 10,047,048 $ 40,515,732 $ — $ 7,193,538 $ 8,158,964 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.2%
Consumer Discretionary - 12.7%
Abercrombie & Fitch Co. Class A(Æ) 1,151 172
Academy Sports & Outdoors, Inc. 2,374 137
Adtalem Global Education, Inc.(Æ) 1,654 150
Advance Auto Parts, Inc. 2,212 105
AerSale Corp.(Æ) 21,584 136
American Axle & Manufacturing Holdings,
Inc.(Æ) 5,247 31
American Eagle Outfitters, Inc. 6,504 108
Asbury Automotive Group, Inc.(Æ) 598 145
Atkore, Inc. 956 80
Atmus Filtration Technologies, Inc. 3,063 120
Axon Enterprise, Inc.(Æ) 550 327
Bath & Body Works, Inc. 2,418 94
Beacon Roofing Supply, Inc.(Æ) 2,825 287
Beazer Homes USA, Inc.(Æ) 3,860 106
Blade Air Mobility, Inc.(Æ) 51,029 217
Bloomin' Brands, Inc. 38,764 473
BlueLinx Holdings, Inc.(Æ) 2,445 250
Boot Barn Holdings, Inc.(Æ) 5,605 851
BorgWarner, Inc. 4,275 136
Brilliant Earth Group, Inc. Class A(Æ) 63,395 133
Brinker International, Inc.(Æ) 4,800 635
Brunswick Corp. 3,355 217
Cadre Holdings, Inc. 10,738 347
Carriage Services, Inc. Class A 886 35
Cavco Industries, Inc.(Æ) 334 149
Celestica, Inc.(Æ) 706 65
Century Communities, Inc. 2,326 171
Chegg, Inc.(Æ) 9,956 16
Clarus Corp. 153,931 694
Cooper-Standard Holdings, Inc.(Æ) 746 10
CTS Corp. 1,829 96
Dana Holding Corp. 10,071 116
Dave & Buster's Entertainment, Inc.(Æ) 6,036 176
Denny's Corp.(Æ) 25,801 156
Douglas Dynamics, Inc. 12,233 289
Driven Brands Holdings, Inc.(Æ) 9,129 147
Duolingo, Inc.(Æ)(Ð) 946 307
El Pollo Loco Holdings, Inc.(Æ) 10,060 116
FirstCash Holdings, Inc. 1,033 107
Foot Locker, Inc.(Æ)(Ð) 7,961 173
Forestar Group, Inc.(Æ) 1,646 43
Freshpet, Inc.(Æ) 906 134
Genesco, Inc.(Æ) 906 39
Genius Sports, Ltd.(Æ) 15,572 135
Gentherm, Inc.(Æ) 2,093 84
G-III Apparel Group, Ltd.(Æ) 7,005 228
Gildan Activewear, Inc. Class A 5,543 261
GMS, Inc.(Æ) 1,689 143
Golden Entertainment, Inc. 9,952 314
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 18,737 169
GoPro, Inc. Class A(Æ) 10,614 12
Grand Canyon Education, Inc.(Æ) 457 75
Green Brick Partners, Inc.(Æ) 5,798 327
Group 1 Automotive, Inc. 356 150
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Haverty Furniture Cos., Inc. 12,434 277
HealthStream, Inc. 901 29
Hilton Grand Vacations, Inc.(Æ) 2,469 96
Hims & Hers Health, Inc.(Æ) 9,217 223
IMAX Corp.(Æ) 2,452 63
International Game Technology PLC 18,396 325
iRobot Corp.(Æ) 3,274 25
Johnson Outdoors, Inc. Class A 9,664 319
KB Home 5,249 345
Kontoor Brands, Inc. 2,176 186
Kura Sushi USA, Inc. Class A(Æ) 8,476 768
Landsea Homes Corp.(Æ) 34,066 289
La-Z-Boy, Inc. 3,197 139
Lear Corp.(Û) 2,051 194
Legacy Education, Inc.(Æ) 20,616 171
Leonardo DRS, Inc.(Æ) 7,977 258
LGI Homes, Inc.(Æ) 1,467 131
Lincoln Educational Services Corp.(Æ) 11,143 176
Lindblad Expeditions Holdings, Inc.(Æ)(Ð) 2,153 26
M/I Homes, Inc.(Æ) 750 100
Madison Square Garden Entertainment
Corp.(Æ) 3,468 123
Magnite, Inc.(Æ) 7,929 126
Marine Products Corp. 19,827 182
MasterCraft Boat Holdings, Inc.(Æ) 1,233 23
Matthews International Corp. Class A 8,702 241
Meritage Homes Corp. 2,456 378
MGM Resorts International(Æ) 585 20
Motorcar Parts of America, Inc.(Æ) 16,350 124
Movado Group, Inc. 4,047 80
Newell Rubbermaid, Inc. 60,198 600
ODP Corp. (The)(Æ) 2,244 51
OneSpaWorld Holdings, Ltd. 74,860 1,490
Papa John's International, Inc. 16,961 697
Perdoceo Education Corp. 5,550 147
PVH Corp. 2,181 231
QuinStreet, Inc.(Æ) 19,805 457
Red Rock Resorts, Inc. Class A 1,212 56
Redwire Corp.(Æ) 1,988 33
Reservoir Media, Inc.(Æ) 26,362 239
REV Group, Inc. 2,281 73
Rush Street Interactive, Inc.(Æ) 29,503 405
Scholastic Corp. 1,199 26
Shake Shack, Inc. Class A(Æ) 2,316 301
SharkNinja, Inc.(Æ)(Ð)(Û) 2,254 219
Shoe Carnival, Inc. 4,203 139
Signet Jewelers, Ltd. 1,735 140
Sirius Xm Holdings, Inc. 2,879 66
Smith & Wesson Brands, Inc. 10,160 103
Sonic Automotive, Inc. Class A(Û) 2,196 139
Steven Madden, Ltd. 8,426 358
Stitch Fix, Inc. Class A(Æ) 23,974 103
Strategic Education, Inc. 1,492 139
Stride, Inc.(Æ) 4,348 452
Superior Uniform Group, Inc. 912 15
Sweetgreen Inc. Class A(Æ) 3,889 125
Taylor Morrison Home Corp. Class A(Æ) 1,373 84

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TechTarget Inc.(Æ) 6,214 123
TEGNA, Inc. 11,002 201
Texas Roadhouse, Inc. Class A 3,530 637
Thor Industries, Inc. 4,915 470
Tilly's, Inc. Class A(Æ) 1,283 5
Toll Brothers, Inc. 3,136 395
Tri Pointe Homes, Inc.(Æ) 7,298 265
TripAdvisor, Inc.(Æ) 7,020 104
Udemy, Inc.(Æ)(Ð) 3,495 29
Under Armour, Inc. Class C(Æ) 12,788 95
Universal Electronics, Inc.(Æ) 365 4
Urban Outfitters, Inc.(Æ) 2,408 132
Victoria's Secret & Co.(Æ)(Û) 9,794 406
Visteon Corp.(Æ) 1,244 110
Wayfair, Inc. Class A(Æ) 4,761 211
Whirlpool Corp. 764 87
Wingstop, Inc. 1,431 407
Winnebago Industries, Inc. 6,745 322
Wolverine World Wide, Inc. 3,666 81
Wynn Resorts, Ltd.(Ð) 3,203 276
Ziff Davis, Inc.(Æ) 2,945 160
Zillow Group, Inc. Class A(Æ)(Û) 1,546 109
Zumiez, Inc.(Æ) 2,277 44
27,192
Consumer Staples - 2.4%
Andersons, Inc. (The) 477 19
Beauty Health Co. (The)(Æ) 5,921 9
Boston Beer Co., Inc. (The) Class A(Æ)(Û) 399 120
Calavo Growers, Inc. 20,434 521
Dole PLC 4,151 56
elf Beauty, Inc.(Æ) 1,350 169
Energizer Holdings, Inc. - GDR 2,629 88
Grocery Outlet Holding Corp.(Æ) 21,093 329
Helen of Troy, Ltd.(Æ) 1,281 77
Herbalife, Ltd.(Æ) 12,405 83
Honest Co., Inc. (The)(Æ) 4,591 32
Interparfums, Inc. 581 76
J&J Snack Foods Corp. 1,515 235
John B Sanfilippo & Son, Inc. 752 65
Medifast, Inc.(Æ) 674 12
National Vision Holdings, Inc.(Æ) 19,105 199
Nomad Foods, Ltd. 10,724 180
Pilgrim's Pride Corp.(Æ)(Û) 2,795 127
Primo Brands Corp. Class A 10,012 308
Quanex Building Products Corp. 29,288 710
SpartanNash Co. 1,669 31
Sprouts Farmers Market, Inc.(Æ) 4,554 579
USANA Health Sciences, Inc.(Æ) 548 20
Vita Coco Co., Inc. (The)(Æ) 11,234 415
Vital Farms, Inc.(Æ) 15,195 573
Weis Markets, Inc. 1,092 74
WK Kellogg Co. 2,160 39
5,146
Energy - 4.0%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alpha Metallurgical Resources, Inc.(Æ) 294 59
Antero Resources Corp.(Æ) 3,972 139
Aris Water Solutions, Inc. Class A 46,941 1,124
Atlas Energy Solutions, Inc. 6,074 135
Berry Petroleum Corp. 9,377 39
ChampionX Corp. 3,743 102
CVR Energy, Inc.(Ð) 4,291 80
Delek US Holdings, Inc. 19,346 358
DNOW, Inc.(Æ) 11,353 148
Hallador Energy Co.(Æ) 12,580 144
Helix Energy Solutions Group, Inc.(Æ)(Ð) 5,743 53
Helmerich & Payne, Inc. 9,389 301
HF Sinclair Corp.(Ð) 5,002 175
Kodiak Gas Services, Inc. 2,585 106
Liberty Energy, Inc. Class A 5,683 113
Matrix Service Co.(Æ) 25,410 304
Murphy Oil Corp. 3,289 99
National Energy Services Reunited Corp.
(Æ) 11,961 107
Natural Gas Services Group, Inc.(Æ) 8,973 240
Newpark Resources, Inc.(Æ) 30,519 234
Noble Corp. PLC 1,937 61
NOV, Inc. 13,852 202
Oceaneering International, Inc.(Æ) 8,536 223
OPAL Fuels, Inc. Class A(Æ) 53,293 181
Patterson-UTI Energy, Inc. 43,169 357
PBF Energy, Inc. Class A 6,687 178
ProPetro Holding Corp.(Æ) 24,490 228
Ramaco Resources, Inc. Class A 7,611 78
Ranger Energy Services, Inc. Class A 10,805 167
REX American Resources Corp.(Æ) 2,322 97
Select Water Solutions, Inc. Class A 51,640 684
Sitio Royalties Corp. Class A 9,023 173
SM Energy Co. 6,028 234
SunCoke Energy, Inc. 4,040 43
TechnipFMC PLC(Û) 13,174 381
TETRA Technologies, Inc.(Æ) 84,079 301
Transocean, Ltd.(Æ) 21,730 81
VAALCO Energy, Inc. 31,461 137
Vermilion Energy, Inc. 4,448 42
W&T Offshore, Inc. 144,232 239
Warrior Met Coal, Inc. 4,103 223
Weatherford International PLC 418 30
World Kinect Corp.(Ð) 4,567 126
8,526
Financial Services - 24.1%
1st Source Corp. 2,654 155
Acadia Realty Trust(ö) 12,758 308
AGNC Investment Corp.(ö) 19,000 175
Agree Realty Corp.(ö) 4,047 285
Air Lease Corp. Class A 6,802 328
Alliance Data Systems Corp. 5,467 334
Ally Financial, Inc.(Ð) 10,666 384
Alpine Income Property Trust, Inc.(ö) 24,794 416
Americold Realty Trust, Inc.(ö) 9,170 196
Ameris Bancorp 2,601 163

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arbor Realty Trust, Inc.(ö) 13,496 187
Atlantic Union Bankshares Corp. 3,247 123
Axis Capital Holdings, Ltd. 1,860 165
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 5,775 224
Bancorp, Inc. (The)(Æ) 4,111 216
Bank of NT Butterfield & Son, Ltd. (The) 4,764 174
BankUnited, Inc. 1,797 69
Banner Corp. 2,542 170
BGC Group, Inc. Class A 38,627 350
Blackstone Mortgage Trust, Inc. Class A(ö) 3,632 63
BOK Financial Corp. 1,125 120
Bowhead Specialty Holdings, Inc.(Æ) 5,450 194
Brighthouse Financial, Inc.(Æ) 2,887 139
Brixmor Property Group, Inc.(ö) 13,671 381
Broadstone Net Lease, Inc.(ö) 8,157 129
Business First Bancshares, Inc. 22,138 569
Cadence Bank 11,121 383
Camden Property Trust(ö)(Û) 3,619 420
Capital Bancorp, Inc. 11,171 318
Capital City Bank Group, Inc. 10,175 373
Cathay General Bancorp 2,825 135
Centerspace(ö) 1,748 116
Central Pacific Financial Corp. 5,738 167
Chatham Lodging Trust(ö) 1,886 17
City Holding Co. 1,143 135
Clarivate PLC(Æ) 57,699 293
CNO Financial Group, Inc. 4,399 164
Columbia Banking System, Inc. 15,002 405
Comerica, Inc. 5,452 337
Community Bank System, Inc. 6,083 375
Community Healthcare Trust, Inc.(ö) 28,198 542
Compass, Inc. Class A(Æ) 23,124 135
COPT Defense Properties(ö) 6,550 203
Core Scientific Inc.(Æ) 9,525 134
Corebridge Financial, Inc. 13,149 394
CTO Realty Growth, Inc.(ö) 31,322 617
Cullen/Frost Bankers, Inc.(Ð) 5,394 724
Cushman & Wakefield PLC(Æ) 33,961 444
DiamondRock Hospitality Co.(ö) 20,216 183
Dime Community Bancshares, Inc. 9,497 292
Diversified Healthcare Trust(Ð)(ö) 2,070 5
Donegal Group, Inc. Class A 259 4
Douglas Elliman, Inc.(Æ) 1,909 3
Easterly Government Properties, Inc.(ö) 21,555 245
Eastern Bankshares, Inc. 9,878 170
Enterprise Financial Services Corp. 5,682 321
Esquire Financial Holdings, Inc. 5,838 464
Essent Group, Ltd. 2,097 114
Essential Properties Realty Trust, Inc.(ö) 3,539 111
Evercore, Inc. Class A 1,743 483
EZCORP, Inc. Class A(Æ) 21,533 263
Federal Agricultural Mortgage Corp. Class
C 793 156
Fidelis Insurance Holdings, Ltd. 15,134 274
First American Financial Corp. 9,040 565
First BanCorp 15,420 287
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Commonwealth Financial Corp. 12,531 212
First Financial Corp. 3,232 149
First Foundation, Inc.(Ð) 4,631 29
First Industrial Realty Trust, Inc.(ö) 5,542 278
First Internet Bancorp(Ð) 780 28
First Interstate BancSystem, Inc. Class A 3,479 113
First Merchants Corp. 3,288 131
First Mid Bancshares, Inc. 9,931 366
Flagstar Financial, Inc. 15,644 146
Four Corners Property Trust, Inc.(ö) 5,425 147
FTAI Aviation, Ltd. 4,490 647
Fulton Financial Corp. 6,902 133
GCM Grosvenor, Inc. Class A 17,822 219
Genworth Financial, Inc. Class A(Æ)(Ð) 38,195 267
German American Bancorp, Inc. 11,448 460
Getty Realty Corp.(ö) 9,041 272
Glacier Bancorp, Inc. 12,114 608
Guaranty Bancshares, Inc. 9,220 319
Hamilton Insurance Group Class B(Æ) 1,188 23
Hamilton Lane, Inc. Class A 734 109
Hancock Holding Co. 2,475 135
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 16,607 446
Hanover Insurance Group, Inc. (The) 3,340 517
Healthcare Realty Trust, Inc.(ö) 16,232 275
Heritage Financial Corp. 13,077 320
Heritage Insurance Holdings, Inc.(Æ)(Ð) 1,202 15
Hilltop Holdings, Inc. 4,928 141
Hippo Holdings, Inc.(Æ)(Ð) 1,034 28
Home BancShares, Inc. 18,342 519
Horace Mann Educators Corp. 15,858 622
Horizon Bancorp, Inc. 16,133 260
Howard Hughes Corp. (The)(Æ)(Ð) 2,137 164
Independence Realty Trust, Inc.(ö) 8,238 163
Independent Bank Corp. 19,573 922
Innovative Industrial Properties, Inc.(ö) 982 65
International Bancshares Corp. 2,298 145
International Money Express, Inc.(Æ) 9,125 190
InvenTrust Properties Corp.(ö) 2,784 84
Investar Holding Corp. 19,120 420
Jackson Financial, Inc. Class A 6,158 536
James River Group Holdings, Ltd. 2,964 14
Janus Henderson Group PLC 1,404 60
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,843 124
Kearny Financial Corp.(Ð) 2,400 17
Kemper Corp. 13,107 871
Lazard, Inc. 5,309 273
Legacy Housing Corp.(Æ) 2,360 58
Legalzoom.com, Inc.(Æ) 9,114 69
LendingClub Corp.(Æ) 21,145 342
LendingTree, Inc.(Æ) 1,524 59
Live Oak Bancshares, Inc. 3,232 128
Macerich Co. (The)(ö) 13,550 270
Marcus & Millichap, Inc. 18,246 698
Marex Group PLC 3,634 113
McGrath RentCorp 860 96

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Metropolitan Bank Holding Corp.(Æ) 8,926 521
Moelis & Co. Class A 1,864 138
Mr. Cooper Group, Inc.(Æ) 1,312 126
National Bank Holdings Corp. Class A 18,924 815
NBT Bancorp, Inc. 14,684 701
NerdWallet, Inc. Class A(Æ) 3,311 44
NETSTREIT Corp.(ö) 79,420 1,124
Newmark Group, Inc. Class A(Ð) 15,549 199
NexPoint Residential Trust, Inc.(ö) 5,012 209
NMI Holdings, Inc. Class A(Æ) 4,158 153
Northeast Bank 5,211 478
OceanFirst Financial Corp. 12,050 218
OFG Bancorp 8,731 370
Old National Bancorp 8,221 178
Origin Bancorp, Inc. 7,457 248
Outfront Media, Inc.(ö) 12,834 228
Pacific Premier Bancorp, Inc. 5,771 144
Pagseguro Digital, Ltd. Class A(Æ) 9,372 59
Palomar Holdings, Inc.(Æ) 630 67
Park Hotels & Resorts, Inc.(Ð)(ö) 14,383 202
PennyMac Financial Services, Inc. 1,448 148
Perella Weinberg Partners 36,077 860
Pinnacle Financial Partners, Inc.(Ð) 1 —
Piper Sandler Cos. 977 293
Plymouth Industrial REIT, Inc.(ö) 11,101 198
Popular, Inc. 4,808 452
PotlatchDeltic Corp.(ö) 15,827 621
PRA Group, Inc.(Æ)(Ð) 2,888 60
Preferred Bank 1,599 138
Premier Financial Corp. 13,113 335
ProAssurance Corp.(Æ)(Ð) 2,093 33
Prosperity Bancshares, Inc. 7,175 541
Radian Group, Inc. 4,061 129
RE/MAX Holdings, Inc. Class A(Æ) 20,379 218
Real Brokerage Inc. (The)(Æ) 16,545 76
Red River Bancshares, Inc. 2,363 128
Redfin Corp.(Æ)(Ð) 12,181 96
Regency Centers Corp.(Ð)(ö) 369 27
Regional Management Corp. 442 15
Reinsurance Group of America, Inc. Class
A(Û) 2,151 460
Renasant Corp. 13,501 483
RLI Corp. 1,513 249
RMR Group, Inc. (The) Class A 3,974 82
Robinhood Markets, Inc. Class A(Æ)(Ð) 9,678 361
Ryman Hospitality Properties, Inc.(ö) 1,484 155
Safety Insurance Group, Inc. 1,290 106
Seacoast Banking Corp. of Florida 19,651 541
Selective Insurance Group, Inc. 1,606 150
ServisFirst Bancshares, Inc. 4,367 370
Simmons First National Corp. Class A 5,688 126
Skyward Specialty Insurance Group, Inc.
(Æ) 4,676 236
SLM Corp. 6,273 173
SmartFinancial, Inc. 16,705 518
South Plains Financial, Inc. 10,241 356
SouthState Corp. 1,343 134
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stewart Information Services Corp. 1,439 97
Stock Yards Bancorp, Inc. 7,831 561
Sunstone Hotel Investors, Inc.(ö) 7,184 85
Terreno Realty Corp.(ö) 4,049 240
Texas Capital Bancshares, Inc.(Æ) 1,941 152
Third Coast Bancshares, Inc.(Æ) 538 18
Tiptree, Inc. Class A 13,481 281
Towne Bank 14,060 479
TriCo Bancshares 10,411 455
Triumph Financial, Inc.(Æ) 9,759 887
UL Solutions, Inc. Class A 3,147 157
UMB Financial Corp. 1,358 153
UMH Properties, Inc.(ö) 17,704 334
United Bankshares, Inc. 3,311 124
United Community Banks, Inc. 4,494 145
Universal Insurance Holdings, Inc. 1,661 35
Unum Group(Û) 3,628 265
Valley National Bancorp 14,779 134
Vestis Corp. 6,053 92
Walker & Dunlop, Inc. 1,113 108
Webster Financial Corp. 6,504 359
Westwood Holdings Group, Inc. 22,562 327
William Penn Bancorp 24,006 288
Wintrust Financial Corp. 580 72
Xenia Hotels & Resorts, Inc.(ö) 6,275 93
51,634
Health Care - 17.0%
89Bio, Inc.(Æ)(Ð) 2,535 20
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 5,008 92
ACELYRIN, Inc.(Æ)(Ð) 7,533 24
Adaptive Biotechnologies Corp.(Æ) 6,607 40
ADMA Biologics, Inc.(Æ) 26,447 454
Akebia Therapeutics, Inc.(Æ) 8,681 16
Alector, Inc.(Æ)(Ð) 4,739 9
AngioDynamics, Inc.(Æ) 1,800 16
ANI Pharmaceuticals, Inc.(Æ) 18,082 1,000
Arcellx, Inc.(Æ) 17,917 1,374
Arcus Biosciences, Inc.(Æ)(Ð) 2,549 38
Argenx SE - ADR(Æ) 2,707 1,665
Arrowhead Pharmaceuticals, Inc.(Æ) 9,570 180
Artivion, Inc.(Æ) 4,382 125
AtriCure, Inc.(Æ) 6,449 197
Axogen, Inc.(Æ) 7,503 124
Axsome Therapeutics, Inc.(Æ) 630 53
Beam Therapeutics, Inc.(Æ) 13,744 341
Biohaven, Ltd.(Æ) 9,125 341
BioLife Solutions, Inc.(Æ) 29,013 753
Blueprint Medicines Corp.(Æ) 4,358 380
BrightSpring Health Services, Inc.(Æ) 18,068 308
Butterfly Network, Inc.(Æ) 20,230 63
CareDx, Inc.(Æ) 21,129 452
Caribou Biosciences, Inc.(Æ) 2,000 3
Catalyst Pharmaceuticals, Inc.(Æ) 6,252 130
Chemed Corp. 616 326
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Concentra Group Holdings Parent, Inc. 3,628 72

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CONMED Corp. 2,325 159
Contra Inhibrx, Inc.(Æ)(Š) 5,417 4
Corcept Therapeutics, Inc.(Æ) 6,186 312
CorVel Corp.(Æ) 1,194 133
Crinetics Pharmaceuticals, Inc.(Æ) 1,270 65
Cytek Biosciences, Inc.(Æ)(Ð) 3,798 25
Cytokinetics, Inc.(Æ) 4,402 207
CytomX Therapeutics, Inc.(Æ) 2,785 3
Dyne Therapeutics, Inc.(Æ) 8,327 196
Edgewise Therapeutics, Inc.(Æ) 2,237 60
Editas Medicine, Inc.(Æ)(Ð) 3,991 5
Embecta Corp.(Û) 2,111 44
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 1,062 6
Enovis Corp. Class W(Æ) 10,407 457
Ensign Group, Inc. (The) 1,002 133
Entrada Therapeutics, Inc.(Æ)(Ð) 1,113 19
Exelixis, Inc.(Æ)(Û) 12,522 417
Fate Therapeutics, Inc.(Æ) 4,710 8
Fortrea Holdings, Inc.(Æ)(Ð) 3,309 62
GeneDx Holdings Corp.(Æ) 4,726 363
Geron Corp.(Æ) 155,456 550
Glaukos Corp.(Æ) 1,212 182
GoodRx Holdings, Inc. Class A(Æ)(Û) 6,728 31
GRAIL, Inc.(Æ)(Ð) 1,448 26
Guardant Health, Inc.(Æ) 3,878 118
Guardian Pharmacy Services, Inc. Class
A(Æ) 1,825 37
Haemonetics Corp.(Æ) 1,456 114
Harrow Health, Inc.(Æ) 1,261 42
HealthEquity, Inc.(Æ) 4,836 464
Immunovant, Inc.(Æ) 15,206 377
Inari Medical, Inc.(Æ) 2,185 112
InfuSystem Holdings, Inc.(Æ) 53,295 450
Inmode, Ltd.(Æ) 6,291 105
Innoviva, Inc.(Æ) 21,669 376
Inogen, Inc.(Æ) 1,046 10
Insmed, Inc.(Æ) 10,701 739
Inspire Medical Systems, Inc.(Æ)(Ð) 908 168
Integer Holdings Corp.(Æ) 637 84
Integra LifeSciences Holdings Corp.(Æ) 5,086 115
Intellia Therapeutics, Inc.(Æ) 10,181 119
Intra-Cellular Therapies, Inc. Class A(Æ) 913 76
Ionis Pharmaceuticals, Inc.(Æ) 5,312 186
iRadimed Corp. 18,630 1,025
iRhythm Technologies, Inc.(Æ) 2,422 218
Ironwood Pharmaceuticals, Inc. Class A(Æ) 9,635 43
iTeos Therapeutics, Inc.(Æ) 2,875 22
Jasper Therapeutics, Inc.(Æ) 16,601 355
Joint Corp. (The)(Æ) 8,521 91
KalVista Pharmaceuticals, Inc.(Æ) 8,125 69
Kura Oncology, Inc.(Æ) 19,890 173
Kymera Therapeutics, Inc.(Æ) 3,582 144
Lantheus Holdings, Inc.(Æ) 1,390 124
Legend Biotech Corp. - ADR(Æ) 13,276 432
LeMaitre Vascular, Inc. 18,825 1,735
Ligand Pharmaceuticals, Inc. Class B(Æ) 7,983 855
MannKind Corp.(Æ) 29,276 188
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Masimo Corp.(Æ) 620 102
Medpace Holdings, Inc.(Æ) 835 277
MeiraGTx Holdings PLC(Æ) 12,282 75
Merit Medical Systems, Inc.(Æ) 3,214 311
Moonlake Immunotherapeutics(Æ) 3,371 183
Natera, Inc.(Æ) 1,023 162
National HealthCare Corp. 1,340 144
Nektar Therapeutics(Æ) 5,492 5
Neurocrine Biosciences, Inc.(Æ)(Û) 3,047 416
Nevro Corp.(Æ)(Ð) 1,710 6
Nurix Therapeutics, Inc.(Æ) 3,490 66
Omnicell, Inc.(Æ) 7,675 342
Option Care Health, Inc.(Æ) 10,241 238
OraSure Technologies, Inc.(Æ) 1,332 5
Organon & Co. 22,238 332
Orthofix Medical, Inc.(Æ) 18,193 318
Oscar Health, Inc. Class A(Æ) 5,677 76
Owens & Minor, Inc.(Æ) 9,223 121
PACS Group, Inc.(Æ) 3,313 43
Patterson Cos., Inc. 6,729 208
Pediatrix Medical Group, Inc.(Æ) 14,511 190
Pennant Group, Inc. (The)(Æ) 13,480 357
Penumbra, Inc.(Æ) 745 177
Perrigo Co. PLC 25,222 648
Personalis, Inc.(Æ) 1,972 11
Phibro Animal Health Corp. Class A 1,142 24
Phreesia, Inc.(Æ) 7,504 189
Prestige Brands Holdings, Inc.(Æ) 1,707 133
PTC Therapeutics, Inc.(Æ) 4,804 217
Pulmonx Corp.(Æ)(Ð) 1,759 12
Quipt Home Medical Corp.(Æ) 96,654 295
Radius Health, Inc.(Æ)(Š) 16,200 1
RadNet, Inc.(Æ) 3,462 242
Recursion Pharmaceuticals, Inc. Class A(Æ) 10,712 72
Repligen Corp.(Æ) 2,575 371
Rigel Pharmaceuticals, Inc.(Æ) 695 12
Rocket Pharmaceuticals, Inc.(Æ) 52,087 655
Sage Therapeutics, Inc.(Æ) 6,513 35
Sangamo BioSciences, Inc.(Æ) 747 1
Schrodinger, Inc.(Æ) 5,979 115
Select Medical Holdings Corp. 4,496 85
Solventum Corp.(Æ)(Û) 424 28
SpringWorks Therapeutics, Inc.(Æ) 8,279 299
STAAR Surgical Co.(Æ) 1,908 46
Structure Therapeutics, Inc. - ADR(Æ) 3,556 96
Summit Therapeutics, Inc.(Æ) 2,784 50
Supernus Pharmaceuticals, Inc.(Æ) 6,121 221
Surmodics, Inc.(Æ) 3,147 125
Sutro Biopharma, Inc.(Æ) 5,025 9
Tandem Diabetes Care, Inc.(Æ)(Û) 11,528 415
Teleflex, Inc. 2,044 364
Tenet Healthcare Corp.(Æ) 2,312 292
Terns Pharmaceuticals, Inc.(Æ) 44,642 247
Theravance Biopharma, Inc.(Æ) 1,485 14
Travere Therapeutics, Inc.(Æ) 10,014 174
Tyra Biosciences, Inc.(Æ) 1,610 22
UFP Technologies, Inc.(Æ) 3,548 868

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ultragenyx Pharmaceutical, Inc.(Æ) 5,825 245
United Therapeutics Corp.(Æ) 1,451 512
Utah Medical Products, Inc. 5,913 363
Vanda Pharmaceuticals, Inc.(Æ) 2,424 12
Varex Imaging Corp.(Æ)(Ð) 12,202 178
Vaxcyte, Inc.(Æ) 7,190 589
Vera Therapeutics, Inc.(Æ) 968 41
Verve Therapeutics, Inc.(Æ) 5,524 31
Viemed Healthcare, Inc.(Æ) 19,325 155
Viking Therapeutics, Inc.(Æ) 14,840 597
Vir Biotechnology, Inc.(Æ) 1,220 9
Viridian Therapeutics, Inc.(Æ) 25,297 485
WaVe Life Sciences, Ltd.(Æ) 4,755 59
Xencor, Inc.(Æ) 14,961 344
Xenon Pharmaceuticals, Inc.(Æ) 13,676 536
Zai Lab, Ltd. - ADR(Æ) 14,322 375
Zentalis Pharmaceuticals, Inc.(Æ) 7,087 21
Zimvie, Inc.(Æ) 8,250 115
Zymeworks, Inc.(Æ)(Ð) 3,616 53
36,502
Materials and Processing - 7.5%
AAON, Inc. 4,016 473
Acuity Brands, Inc. 1,260 368
AdvanSix, Inc. 22,593 644
Alcoa Corp. 5,376 203
Algoma Steel Group, Inc. 28,988 284
American Vanguard Corp. 1,704 8
Arcadium Lithium PLC(Æ) 28,013 144
Ardagh Metal Packaging SA 35,483 107
Ashland, Inc. 7,834 560
Avient Corp. 8,504 347
AZEK Co., Inc. (The)(Æ) 6,179 293
Balchem Corp. 523 85
Boise Cascade Co. 2,122 252
BrightView Holdings, Inc.(Æ) 13,266 212
Cabot Corp. 1,243 114
Capstone Copper Corp.(Æ) 21,278 132
Carpenter Technology Corp. 2,110 358
Century Aluminum Co.(Æ)(Ð) 1,912 35
Codexis, Inc.(Æ) 5,071 24
Coeur Mining, Inc.(Æ)(Ð) 15,996 91
Commercial Metals Co. 7,900 392
Constellium SE(Æ) 23,801 244
Crown Holdings, Inc.(Û) 4,348 360
ERO Copper Corp.(Æ) 9,691 131
Fabrinet(Æ) 791 174
Ferroglobe PLC 94,702 360
Greif, Inc. Class A 5,134 314
HB Fuller Co. 1,284 87
Hecla Mining Co. 16,587 81
Hudson Technologies, Inc.(Æ) 11,366 63
Huntsman Corp.(Û) 38,331 691
Installed Building Products, Inc. 546 96
Insteel Industries, Inc. 4,623 125
JELD-WEN Holding, Inc.(Æ)(Ð) 4,246 35
Karat Packaging, Inc. 11,031 334
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Knife River Corp.(Æ) 2,430 247
Koppers Holdings, Inc. 2,883 93
Kronos Worldwide, Inc. 20,799 203
Lennox International, Inc.(Ð) 119 73
Lithium Americas Argentina Corp.(Æ) 29,749 78
Louisiana-Pacific Corp.(Û) 3,706 384
Masterbrand, Inc.(Æ) 10,758 157
Mativ Holdings, Inc. 24,761 270
Minerals Technologies, Inc. 1,973 150
Modine Manufacturing Co.(Æ) 1,498 174
MRC Global, Inc.(Æ) 15,472 198
Myers Industries, Inc. 24,092 266
Northwest Pipe Co.(Æ) 2,394 116
O-I Glass, Inc.(Æ) 7,159 78
Olympic Steel, Inc. 3,306 108
Origin Materials, Inc.(Æ) 1,527 2
Orion SA 3,311 52
Quaker Chemical Corp. 2,742 386
Ranpak Holdings Corp.(Æ) 30,438 209
Rayonier Advanced Materials, Inc.(Æ) 33,091 273
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 886 90
Rush Enterprises, Inc. Class A 2,479 136
ScanSource, Inc.(Æ) 464 22
Schnitzer Steel Industries, Inc. Class A 20,251 308
Silgan Holdings, Inc. 3,842 200
Simpson Manufacturing Co., Inc. 1,157 192
Sonoco Products Co. 5,960 291
SPX Technologies, Inc.(Æ) 1,242 181
Stepan Co. 12,148 786
Summit Materials, Inc. Class A(Æ) 4,189 212
Sylvamo Corp. 1,661 131
Taseko Mines, Ltd.(Æ) 128,515 249
Tecnoglass, Inc. 1,211 96
TimkenSteel Corp.(Æ) 20,970 296
Trex Co., Inc.(Æ)(Ð) 4,043 279
Tronox Holdings PLC Class A 14,119 142
UFP Industries, Inc. 2,253 254
Unifi, Inc.(Æ) 214 1
United States Lime & Minerals, Inc. 930 123
VSE Corp. 967 92
Worthington Industries, Inc. 2,102 84
Worthington Steel, Inc. 3,459 110
16,023
Producer Durables - 16.1%
ABM Industries, Inc. 6,305 323
ADT, Inc. 29,813 206
AECOM 1,354 145
AGCO Corp. 2,217 207
Alight, Inc. Class A 13,739 95
Allegiant Travel Co. Class A(Æ) 630 59
Allied Motion Technologies, Inc. 4,503 109
Allison Transmission Holdings, Inc. Class A 1,204 130
AMN Healthcare Services, Inc.(Æ) 3,246 78
Applied Industrial Technologies, Inc. 585 140
ArcBest Corp. 3,086 288

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arcosa, Inc. 3,639 352
Ardmore Shipping Corp. 37,401 454
Argan, Inc. 1,568 215
ASGN, Inc.(Æ) 1,241 103
Astec Industries, Inc. 12,170 409
Babcock & Wilcox Enterprises(Æ) 173,141 284
Barnes Group, Inc. 4,647 220
Barrett Business Services, Inc. 1,920 83
Bloom Energy Corp. Class A(Æ) 3,054 68
Blue Bird Corp.(Æ) 4,365 169
Bowlero Corp. Class A 5,223 52
Bowman Consulting Group, Ltd.(Æ) 8,734 218
Brink's Co. (The) 1,352 125
Casella Waste Systems, Inc. Class A(Æ) 4,409 467
CECO Environmental Corp.(Æ) 5,917 179
Chart Industries, Inc.(Æ) 531 101
CompoSecure, Inc. Class A 6,064 93
Construction Partners, Inc. Class A(Æ) 1,347 119
Covenant Logistics Group, Inc. Class A 5,660 309
Cross Country Healthcare, Inc.(Æ) 6,484 118
CryoPort, Inc.(Æ) 1,300 10
Custom Truck One Source, Inc.(Æ) 26,789 129
Deluxe Corp. 35,035 791
DHT Holdings, Inc. 20,552 191
Dycom Industries, Inc.(Æ) 703 122
Embraer SA - ADR(Æ) 3,525 129
EnerSys 7,770 718
Ennis, Inc. 4,049 85
Enviri Corp.(Æ)(Ð) 1,217 9
EVERTEC, Inc. 3,058 106
Everus Construction Group, Inc.(Æ) 1,120 74
ExlService Holdings, Inc.(Æ) 4,091 182
Exponent, Inc. 1,543 137
Faro Technologies, Inc.(Æ) 1,468 37
Federal Signal Corp. 5,605 518
Flowserve Corp. 6,222 358
Fluor Corp.(Æ) 13,388 660
Franklin Electric Co., Inc. 1,402 137
GEO Group, Inc. (The)(Æ) 8,926 250
Golden Ocean Group, Ltd. 4,283 38
Graco, Inc.(Ð) 2,016 170
Green Dot Corp. Class A(Æ) 4,526 48
GXO Logistics, Inc.(Æ) 3,365 146
Heartland Express, Inc. 8,214 92
Heidrick & Struggles International, Inc. 1,333 59
Herc Holdings, Inc. Class W 1,290 244
HNI Corp. 3,475 175
Holley, Inc.(Æ) 49,637 150
Hub Group, Inc. Class A 3,002 134
Huntington Ingalls Industries, Inc. 1,869 353
Hyster-Yale Materials Handling, Inc. 629 32
I3 Verticals, Inc. Class A(Æ) 41,877 965
ICF International, Inc. 1,605 191
Insperity, Inc.(Ð) 1,361 106
Integrated Electrical Services, Inc.(Æ) 1,404 282
International Seaways, Inc. 2,111 76
Kelly Services, Inc. Class A 1,513 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Kennametal, Inc. 5,108 123
Kirby Corp.(Æ) 908 96
Knight-Swift Transportation Holdings, Inc. 3,923 208
Korn Ferry 2,002 135
Landstar System, Inc.(Ð) 1,610 277
Latham Group, Inc.(Æ) 9,634 67
Limbach Holdings, Inc.(Æ) 3,066 262
Lindsay Corp. 2,532 300
Loar Holdings, Inc.(Æ) 783 58
Mama's Creations, Inc.(Æ) 34,483 275
Manitowoc Co., Inc. (The)(Æ) 1,801 16
ManpowerGroup, Inc. 3,571 206
Marathon Digital Holdings, Inc.(Æ) 6,123 103
Marten Transport, Ltd. 49,154 767
MasTec, Inc.(Æ) 3,755 511
Matson, Inc. 1,039 140
Mayville Engineering Co., Inc.(Æ) 929 15
Mesa Laboratories, Inc. 8,333 1,099
MillerKnoll, Inc. 31,578 713
Mitek Systems, Inc.(Æ) 52,395 583
MSA Safety, Inc. 1,684 279
MSC Industrial Direct Co., Inc. Class A 3,055 228
Mueller Industries, Inc.(Ð) 3,907 310
MYR Group, Inc.(Æ) 2,657 395
National CineMedia, Inc.(Æ) 42,192 280
NEXTracker, Inc. Class A(Æ) 1,597 58
Orion Group Holdings, Inc.(Æ) 30,484 223
Paylocity Holding Corp.(Æ) 1,797 358
Payoneer Global, Inc.(Æ) 16,244 163
Paysafe, Ltd.(Æ) 2,016 34
Phinia, Inc. 2,509 121
Powell Industries, Inc.(Ð) 553 123
Proficient Auto Logistics, Inc.(Æ) 31,247 252
PROG Holdings, Inc. 7,677 324
Proto Labs, Inc.(Æ) 2,315 91
Radiant Logistics, Inc.(Æ) 41,903 281
Repay Holdings Corp.(Æ) 79,883 610
Resources Connection, Inc. 94,624 807
Riot Blockchain, Inc.(Æ) 16,003 163
Robert Half, Inc.(Û) 10,439 736
RXO, Inc.(Æ) 8,240 196
Ryder System, Inc.(Û) 1,669 262
Ryerson Holding Corp. 7,648 142
Saia, Inc.(Æ)(Ð)(Û) 1,208 551
Schneider National, Inc. Class B 13,262 388
Scorpio Tankers, Inc. 6,857 341
Scotts Miracle-Gro Co. (The) Class A 2,184 145
Sezzle, Inc.(Æ) 461 118
SHYFT Group, Inc. (The) 3,128 37
Skyline Champion Corp.(Æ) 7,311 644
Sleep Number Corp.(Æ) 2,250 34
Star Bulk Carriers Corp. 25,690 384
Steelcase, Inc. Class A 4,136 49
Sterling Infrastructure, Inc.(Æ) 3,943 664
StoneCo, Ltd. Class A(Æ) 13,796 110
Stoneridge, Inc.(Æ) 28,513 179
Sun Country Airlines Holdings, Inc.(Æ) 22,861 333

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Teekay Tankers, Ltd. Class A 9,138 364
Tennant Co. 4,815 393
Terex Corp. 2,028 94
Tetra Tech, Inc.(Û) 9,849 392
Thermon Group Holdings, Inc.(Æ) 5,373 155
Tidewater, Inc.(Æ) 2,790 153
TopBuild Corp.(Æ) 409 127
TriNet Group, Inc.(Ð)(Û) 1,686 153
TrueBlue, Inc.(Æ) 13,626 114
Tutor Perini Corp.(Æ) 11,597 281
UniFirst Corp. 566 97
V2X, Inc.(Æ) 6,925 331
Watts Water Technologies, Inc. Class A 797 162
Werner Enterprises, Inc. 17,253 620
WESCO International, Inc.(Ð) 1,916 347
Willdan Group, Inc.(Æ) 3,075 117
WillScot Mobile Mini Holdings Corp.(Æ) 9,955 333
Xerox Holdings Corp. 9,078 77
XPO, Inc.(Æ) 393 52
ZipRecruiter, Inc. Class A(Æ) 6,560 48
34,620
Technology - 13.0%
8x8, Inc.(Æ) 103,987 278
A10 Networks, Inc. 32,729 602
ACI Worldwide, Inc.(Æ) 4,905 255
Agilysys, Inc.(Æ) 1,396 184
Akamai Technologies, Inc.(Æ) 3,359 123
Alpha & Omega Semiconductor, Ltd.(Æ) 6,716 249
Altair Engineering, Inc. Class A(Æ) 1,643 179
Ambarella, Inc.(Æ) 1,875 136
Amkor Technology, Inc. 4,082 105
Appfolio, Inc. Class A(Æ) 1,399 345
Asana, Inc. Class A(Æ)(Ð) 4,774 97
AudioEye, Inc.(Æ) 3,722 57
AvePoint, Inc.(Æ) 20,021 331
AvidXchange Holdings, Inc.(Æ) 11,786 122
Axcelis Technologies, Inc.(Æ) 1,094 76
Bandwidth, Inc. Class A(Æ)(Ð) 1,521 26
BigCommerce Holdings, Inc.(Æ)(Ð) 6,065 37
BlackBerry, Ltd.(Æ) 43,083 163
Blend Labs, Inc. Class A(Æ) 26,535 112
Box, Inc. Class A(Æ)(Ð) 8,529 270
Calix, Inc.(Æ) 6,502 227
Cargurus, Inc.(Æ) 6,632 242
Cars.com, Inc.(Æ) 13,774 239
Cellebrite Di, Ltd.(Æ) 6,183 136
Cirrus Logic, Inc.(Æ)(Ð)(Û) 2,837 282
Coherent Corp.(Æ) 1,344 127
Cohu, Inc.(Æ) 3,990 107
CommScope Holding Co., Inc.(Æ)(Ð) 7,744 40
CommVault Systems, Inc.(Æ) 2,134 322
Concentrix Corp. 7,191 311
Conduent, Inc.(Æ) 8,981 36
Confluent, Inc. Class A(Æ) 9,913 277
Consensus Cloud Solutions, Inc. Class
W(Æ) 5,837 139
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Couchbase, Inc.(Æ)(Ð) 3,311 52
Crane NXT Co. 2,465 144
Credo Technology Group Holding, Ltd.(Æ) 1,363 92
CSG Systems International, Inc. 1,810 92
CyberArk Software, Ltd.(Æ) 781 260
Daktronics, Inc.(Æ) 14,930 252
Descartes Systems Group, Inc. (The)(Æ) 1,677 190
Despegar.com Corp.(Æ) 1,139 22
DigitalOcean Holdings, Inc.(Æ)(Ð) 3,570 122
Diodes, Inc.(Æ) 3,195 197
Domo, Inc. Class B(Æ)(Ð) 3,418 24
DoubleVerify Holdings, Inc.(Æ) 7,891 152
Dropbox, Inc. Class A(Æ) 8,659 260
DXC Technology Co.(Æ)(Ð) 10,807 216
E2open Parent Holdings, Inc.(Æ)(Ð) 1,260 3
Elastic NV(Æ) 576 57
EPAM Systems, Inc.(Æ) 110 26
ePlus, Inc.(Æ) 2,237 165
Eventbrite, Inc. Class A(Æ)(Ð) 6,776 23
EverQuote, Inc. Class A(Æ) 1,247 25
Extreme Networks, Inc.(Æ) 8,079 135
Fastly, Inc. Class A(Æ)(Ð) 4,257 40
FormFactor, Inc.(Æ) 3,633 160
Guidewire Software, Inc.(Æ) 5,529 932
IDT Corp. Class B 3,897 185
Immersion Corp. 11,646 102
Ingram Micro Holding, Corp.(Æ) 984 19
Insight Enterprises, Inc.(Æ) 590 90
Integral Ad Science Holding LLC(Æ)(Ð) 6,276 66
Ituran Location and Control, Ltd. 6,064 189
Jabil Circuit, Inc.(Û) 3,130 450
Kaltura, Inc.(Æ) 235,385 518
KBR, Inc.(Û) 8,103 469
Kulicke & Soffa Industries, Inc. 2,343 109
Kyndryl Holdings, Inc.(Æ) 12,962 448
Logility Supply Chain Solutions, Inc. Class
A 55,425 614
Lumentum Holdings, Inc. Class E(Æ) 1,769 148
Lyft, Inc. Class A(Æ) 19,256 248
Maplebear, Inc.(Æ)(Û) 9,168 380
MaxLinear, Inc. Class A(Æ)(Ð) 7,188 142
MediaAlpha, Inc. Class A(Æ) 3,099 35
MeridianLink, Inc.(Æ)(Ð) 1,974 41
NAPCO Security Technologies, Inc.(Ð) 1,480 53
nCino, Inc.(Æ) 12,325 414
NCR Atleos Corp.(Æ)(Ð) 1,884 64
NCR Voyix Corp.(Æ) 7,193 100
NETGEAR, Inc.(Æ) 2,789 78
Nextdoor Holdings, Inc.(Æ) 3,421 8
Novanta, Inc.(Æ) 893 136
Nutanix, Inc. Class A(Æ) 8,591 526
NVE Corp. 7,341 598
ON24, Inc.(Æ) 23,584 152
Onestream, Inc.(Æ) 2,351 67
Ooma, Inc.(Æ) 19,662 276
Opendoor Technologies, Inc.(Æ) 5,135 8
PDF Solutions, Inc.(Æ) 26,542 719

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pegasystems, Inc. 9,749 909
Photronics, Inc.(Æ) 5,721 135
Playtika Holding Corp. 5,103 35
Power Integrations, Inc. 1,732 107
Powerfleet, Inc.(Æ) 35,273 235
Procore Technologies, Inc.(Æ)(Ð) 4,009 300
Progress Software Corp. 1,588 103
Pros Holdings, Inc.(Æ) 4,950 109
PubMatic, Inc. Class A(Æ) 3,161 46
Pure Storage, Inc. Class A(Æ)(Ð) 1,751 108
Qualys, Inc.(Æ) 995 140
Rackspace Technology, Inc.(Æ) 1,800 4
RADCOM, Ltd.(Æ) 10,957 135
Rambus, Inc.(Æ) 2,964 157
Red Violet, Inc.(Æ) 2,079 75
Ribbon Communications, Inc.(Æ) 3,523 15
RingCentral, Inc. Class A(Æ) 4,484 157
Roku, Inc.(Æ)(Ð)(Û) 4,123 306
Sanmina Corp.(Æ) 2,005 152
Sapiens International Corp. NV 2,165 58
SEMrush Holdings, Inc. Class A(Æ) 1,035 12
Semtech Corp.(Æ) 4,708 291
SentinelOne, Inc. Class A(Æ) 11,229 249
Silicon Laboratories, Inc.(Æ) 2,183 271
Silicon Motion Technology Corp. - ADR 4,375 236
Silvaco Group, Inc.(Æ) 9,685 78
SimilarWeb, Ltd.(Æ) 17,072 242
Simulations Plus, Inc. 20,894 583
SiTime Corp.(Æ) 410 88
SMART Global Holdings, Inc.(Æ) 7,218 139
Sonos, Inc.(Æ) 13,087 197
Sprout Social, Inc. Class A(Æ) 2,173 67
SPS Commerce, Inc.(Æ) 900 166
Synaptics, Inc.(Æ) 1,460 111
TaskUS, Inc. Class A(Æ) 750 13
Telos Corp.(Æ) 2,583 9
Teradata Corp.(Æ)(Ð) 6,232 194
Tower Semiconductor, Ltd.(Æ) 7,686 396
TrueCar, Inc.(Æ) 71,427 266
TTM Technologies, Inc.(Æ) 8,022 199
Twilio, Inc. Class A(Æ)(Ð) 45 5
UiPath, Inc. Class A(Æ) 24,669 314
Unisys Corp.(Æ)(Ð) 4,331 27
Upland Software, Inc.(Æ) 800 3
Varonis Systems, Inc.(Æ) 2,197 98
Verint Systems, Inc.(Æ) 7,278 200
Vimeo, Inc.(Æ) 76,294 488
Vishay Intertechnology, Inc. 25,754 436
Vivid Seats, Inc. Class A(Æ) 30,669 142
VTEX Class A(Æ) 23,990 141
Weave Communications, Inc.(Æ) 3,178 51
Wix.com, Ltd.(Æ) 717 154
Workiva, Inc.(Æ) 8,162 894
Xperi, Inc.(Æ) 2,864 29
Yelp, Inc. Class A(Æ) 2,571 99
Yext, Inc.(Æ)(Ð) 6,224 40
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zeta Global Holdings Corp. Class A(Æ) 25,294 455
27,994
Utilities - 3.4%
Allete, Inc. 3,789 246
Artesian Resources Corp. Class A 11,216 355
Avista Corp. 2,406 88
BKV Corp.(Æ) 7,867 187
California Resources Corp. 2,146 111
CNX Resources Corp.(Æ) 4,366 160
Evolution Petroleum Corp. 75,474 395
Excelerate Energy, Inc. Class A 40,832 1,235
Genie Energy, Ltd. Class B 6,180 96
Golar LNG, Ltd. 4,075 172
Gulfport Energy Corp.(Æ) 1,438 265
IDACORP, Inc. 2,646 289
Kosmos Energy, Ltd.(Æ) 39,210 134
Magnolia Oil & Gas Corp. Class A 15,703 367
New Jersey Resources Corp. 2,126 99
Northern Oil and Gas, Inc. 2,292 85
NorthWestern Corp. 1,849 99
NRG Energy, Inc.(Û) 5,347 482
ONE Gas, Inc. 1,467 102
Permian Resources Corp. 27,260 392
Portland General Electric Co. 8,052 351
RGC Resources, Inc. 5,423 109
SandRidge Energy, Inc. 9,646 113
Saturn Oil & Gas, Inc.(Æ) 114,385 172
Southwest Gas Holdings, Inc. 1,746 124
Spire, Inc. 5,928 402
Talen Energy Corp.(Æ) 411 83
Talos Energy, Inc.(Æ) 12,343 120
Unitil Corp. 3,953 214
Vital Energy, Inc.(Æ) 3,394 105
York Water Co. (The) 5,476 179
7,331
Total Common Stocks
(cost $189,144) 214,968
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 7,830,347 (∞) 7,829
Total Short-Term Investments
(cost $7,829) 7,829
Total Investments - 103.9%
(identified cost $196,973) 222,797
Securities Sold Short - (3.9)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (1,049) (121)
Altice USA, Inc. Class A(Æ) (6,178) (15)
Churchill Downs, Inc. (411) (55)
Clear Channel Outdoor Holdings, Inc.(Æ) (9,444) (13)
Dutch Bros, Inc. Class A(Æ) (2,476) (130)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EW Scripps Co. (The) Class A(Æ) (3,748) (8)
Hilton Grand Vacations, Inc.(Æ) (2,129) (83)
Jack in the Box, Inc. (786) (33)
LGI Homes, Inc.(Æ) (603) (54)
Lithia Motors, Inc. Class A (375) (134)
Portillo's, Inc. Class A(Æ) (847) (8)
Rumble, Inc.(Æ) (823) (11)
Stride, Inc.(Æ) (959) (100)
Topgolf Callaway Brands Corp.(Æ) (5,576) (44)
Under Armour, Inc. Class A(Æ) (7,060) (58)
VF Corp. (9,244) (198)
Warner Music Group Corp. Class A (690) (21)
Wyndham Hotels & Resorts, Inc. (127) (13)
XPEL, Inc.(Æ)(Þ) (703) (28)
Ziff Davis, Inc.(Æ) (227) (12)
(1,139)
Consumer Staples - (0.1)%
Alico, Inc. (506) (13)
Krispy Kreme, Inc. (3,532) (35)
MGP Ingredients, Inc. (829) (33)
Quanex Building Products Corp. (40) (1)
Simply Good Foods Co. (The)(Æ) (1,660) (65)
Walgreens Boots Alliance, Inc. (2,100) (19)
Westrock Coffee Co.(Æ) (2,190) (14)
(180)
Energy - (0.2)%
Aemetis, Inc.(Æ) (1,430) (4)
ASP Isotopes, Inc.(Æ) (2,198) (10)
Cleanspark, Inc.(Æ) (342) (3)
Core Laboratories, Inc. (1,902) (33)
Energy Vault Holdings, Inc.(Æ) (3,260) (7)
Enphase Energy, Inc.(Æ) (58) (4)
Patterson-UTI Energy, Inc. (12,226) (101)
Plug Power, Inc.(Æ) (2,820) (6)
Ring Energy, Inc.(Æ) (4,733) (7)
Shoals Technologies Group, Inc. Class A(Æ) (6,956) (39)
Sitio Royalties Corp. Class A (2,001) (38)
Sunrun, Inc.(Æ) (5,086) (47)
TPI Composites, Inc.(Æ) (2,100) (4)
Uranium Energy Corp.(Æ) (13,218) (88)
(391)
Financial Services - (0.5)%
AGNC Investment Corp.(ö) (1,412) (13)
AirSculpt Technologies, Inc.(Æ) (801) (4)
Applied Digital Corp.(Æ) (2,338) (18)
Arbor Realty Trust, Inc.(ö) (4,920) (68)
BGC Group, Inc. Class A (7,365) (67)
Burke & Herbert Financial Services Corp. (273) (17)
California BanCorp(Æ) (335) (6)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
City Holding Co. (172) (20)
Claros Mortgage Trust, Inc. (1,303) (6)
Cohen & Steers, Inc. (1,076) (99)
Distribution Solutions Group, Inc.(Æ) (764) (26)
Dynex Capital, Inc.(ö) (668) (9)
Glacier Bancorp, Inc. (993) (50)
Global Net Lease, Inc.(ö) (9,366) (68)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (3,529) (95)
Lakeland Financial Corp. (937) (65)
MBIA, Inc.(Æ) (2,817) (18)
Office Properties Income Trust(ö) (4,400) (4)
Old National Bancorp (1,797) (39)
Open Lending Corp. Class A(Æ) (2,460) (15)
Orrstown Financial Services, Inc. (580) (21)
Ready Capital Corp.(ö) (5,695) (39)
ServisFirst Bancshares, Inc. (1,249) (106)
Shift4 Payments, Inc. Class A(Æ) (1,331) (138)
Shore Bancshares, Inc. (583) (9)
Sky Harbour Group Corp.(Æ) (450) (5)
(1,025)
Health Care - (0.7)%
4D Molecular Therapeutics, Inc.(Æ) (1,252) (7)
Acadia Healthcare Co., Inc.(Æ) (1,713) (68)
Apogee Therapeutics, Inc.(Æ) (692) (31)
Astria Therapeutics, Inc.(Æ) (988) (9)
AtriCure, Inc.(Æ) (1,731) (53)
Cargo Therapeutics, Inc.(Æ) (1,203) (17)
Celcuity, Inc.(Æ) (775) (10)
CG Oncology, Inc.(Æ) (1,605) (46)
ClearPoint Neuro, Inc.(Æ) (1,054) (16)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (276) (3)
Crinetics Pharmaceuticals, Inc.(Æ) (1,922) (98)
Cytokinetics, Inc.(Æ) (1,243) (59)
Dianthus Therapeutics, Inc.(Æ) (704) (15)
Exact Sciences Corp.(Æ) (1,213) (68)
EyePoint Pharmaceuticals, Inc.(Æ) (1,218) (9)
Fractyl Health, Inc.(Æ) (820) (2)
Geron Corp.(Æ) (18,615) (66)
Globus Medical, Inc. Class A(Æ) (2,546) (211)
IDEAYA Biosciences, Inc.(Æ) (243) (6)
Insmed, Inc.(Æ) (2,107) (146)
Joint Corp. (The)(Æ) (828) (9)
Lexicon Pharmaceuticals, Inc.(Æ) (6,748) (5)
Multiplan Corp.(Æ) (243) (4)
Neogen Corp.(Æ) (5,953) (72)
Oruka Therapeutics, Inc. (357) (7)
Paragon 28, Inc.(Æ) (1,367) (14)
PDS Biotechnology Corp.(Æ) (456) (1)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Perspective Therapeutics, Inc.(Æ) (798) (3)
RadNet, Inc.(Æ) (1,971) (138)
Repligen Corp.(Æ) (864) (124)
Rocket Pharmaceuticals, Inc.(Æ) (1,849) (23)
Stereotaxis, Inc.(Æ) (1,792) (4)
Surgery Partners, Inc.(Æ) (2,044) (43)
Vaxcyte, Inc.(Æ) (1,700) (139)
(1,526)
Materials and Processing - (0.1)%
AAON, Inc. (1,416) (167)
Compass Minerals International, Inc. (2,750) (31)
Ivanhoe Electric, Inc.(Æ) (2,501) (19)
Quaker Chemical Corp. (386) (54)
VSE Corp. (473) (45)
(316)
Producer Durables - (0.6)%
Acacia Research Corp.(Æ) (911) (4)
AeroVironment, Inc.(Æ) (660) (102)
Badger Meter, Inc. (520) (110)
Bloom Energy Corp. Class A(Æ) (823) (18)
Casella Waste Systems, Inc. Class A(Æ) (1,418) (150)
Deluxe Corp. (1,223) (28)
Forward Air Corp.(Æ) (2,954) (95)
indie Semiconductor, Inc. Class A(Æ) (5,125) (21)
Itron, Inc.(Æ) (701) (76)
Kadant, Inc. (419) (144)
Kratos Defense & Security Solutions, Inc.
(Æ) (3,555) (94)
LanzaTech Global, Inc.(Æ) (968) (1)
Mercury Systems, Inc.(Æ) (320) (13)
National CineMedia, Inc.(Æ) (435) (3)
NET Power, Inc.(Æ) (733) (8)
OSI Systems, Inc.(Æ) (640) (107)
RBC Bearings, Inc.(Æ) (476) (142)
SES AI Corp.(Æ) (4,441) (10)
Triumph Group, Inc.(Æ) (2,445) (46)
Zurn Elkay Water Solutions Corp. (2,950) (110)
(1,282)
Technology - (0.9)%
Aehr Test Systems(Æ) (134) (2)
Agilysys, Inc.(Æ) (616) (81)
Atomera, Inc.(Æ) (1,069) (12)
BlackSky Technology, Inc.(Æ) (952) (10)
Clearfield, Inc.(Æ) (674) (21)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (3,414) (94)
Coherent Corp.(Æ) (1,386) (131)
Digi International, Inc.(Æ) (1,039) (31)
Digimarc Corp.(Æ) (711) (27)
D-Wave Quantum, Inc.(Æ) (2,116) (18)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
EchoStar Corp. Class A(Æ) (4,489) (103)
Evolent Health, Inc. Class A(Æ) (2,652) (30)
Five9, Inc.(Æ) (2,111) (86)
Gen Digital, Inc. (6,558) (180)
Immersion Corp. (3,134) (27)
Knowles Corp.(Æ) (592) (12)
Lattice Semiconductor Corp.(Æ) (2,843) (161)
MACOM Technology Solutions Holdings,
Inc.(Æ) (1,230) (160)
Navitas Semiconductor Corp.(Æ) (4,847) (17)
NextNav, Inc.(Æ) (2,816) (44)
Onto Innovation, Inc.(Æ) (466) (78)
PAR Technology Corp.(Æ) (1,690) (123)
Powerfleet, Inc.(Æ) (2,860) (19)
Progress Software Corp. (2,140) (139)
SolarWinds Corp. (2,124) (30)
SoundHound AI, Inc. Class A(Æ) (625) (12)
Unity Software, Inc.(Æ) (6,320) (142)
Verint Systems, Inc.(Æ) (1,874) (52)
Vertex, Inc. Class A(Æ) (1,021) (55)
ViaSat, Inc.(Æ) (5,071) (43)
Vivid Seats, Inc. Class A(Æ) (3,462) (16)
Vuzix Corp.(Æ) (1,731) (7)
(1,963)
Utilities - (0.3)%
Altus Power, Inc.(Æ) (2,824) (11)
Cogent Communications Holdings, Inc. (1,656) (128)
Evolution Petroleum Corp. (1,571) (8)
MGE Energy, Inc. (1,047) (98)
New Fortress Energy, Inc. (3,219) (49)
NextDecade Corp.(Æ) (2,163) (17)
Northern Oil and Gas, Inc. (2,475) (92)
UGI Corp. (3,905) (110)
Vitesse Energy, Inc. (1,066) (27)
(540)
Total Securities Sold Short
(proceeds $7,573) (8,362)
Other Assets and Liabilities,
Net - 0.0%
69
Net Assets - 100.0%
214,504

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
(0.0)%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
XPEL, Inc. 07/26/24 (703) 38.65 (27) (28)
(28)
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 66 USD 7,424 03/25 (421)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (421)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 27,192 $ — $ —
$ —
$ 27,192 12 .7
Consumer Staples 5,146 — —
—
5,146 2 .4
Energy 8,526 — —
—
8,526 4 .0
Financial Services 51,634 — —
—
51,634 24 .1
Health Care 36,486 — 16
—
36,502 17 .0
Materials and Processing 16,013 — 10
—
16,023 7 .5
Producer Durables 34,620 — —
—
34,620 16 .1
Technology 27,994 — —
—
27,994 13 .0
Utilities 7,331 — —
—
7,331 3 .4
Short-Term Investments — — — 7,829 7,829 3 .7
Total Investments 214,942 — 26 7,829 222,797 103 .9
Securities Sold Short
*
(8,362) — — — (8,362) (3.9)
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (421) — — — (421) (0 .2)
Total Other Financial Instruments
**
$ (421) $ — $ — $ — $ (421)
*
Refer to Schedule of Investments for detailed sector breakout.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2024, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — December 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 421
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,490
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (1,060)
* Includes cumulative appreciation (depreciation) of futures contracts as repo rted in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2024
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Amounts in thousands
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 8,362 $ — $ 8,362
Total Financial and Derivative Liabilities
8,362 — 8,362
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8,362 $ — $ 8,362
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 8,362 $ — $ 8,362 $ —
Total
$ 8,362 $ — $ 8,362 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 196,973
Investments, at fair value(>) ........................................................................................................................................................
222,797
Cash .............................................................................................................................................................................................. 17
Receivables:
Dividends and interest ...................................................................................................................................................... 154
Dividends from affiliated funds ....................................................................................................................................... 36
Investments sold ............................................................................................................................................................... 925
Fund shares sold ............................................................................................................................................................... 1
From broker(a) ................................................................................................................................................................. 963
Total assets ...............................................................................................................................................................
224,893
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 1,295
Fund shares redeemed ...................................................................................................................................................... 5
Accrued fees to affiliates .................................................................................................................................................. 178
Other accrued expenses .................................................................................................................................................... 128
Variation margin on futures contracts .............................................................................................................................. 421
Securities sold short, at fair value(‡) ........................................................................................................................................... 8,362
Total liabilities ...........................................................................................................................................................
10,389
Net Assets ...............................................................................................................................................................
$ 214,504

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 21,96 5
Shares of beneficial interest .........................................................................................................................................................
154
Additional paid-in capital ............................................................................................................................................................
192,38 5
Net Assets ...............................................................................................................................................................
$ 214,504
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 13.90
Net assets ............................................................................................................................................................................. $ 214,504,280
Shares outstanding ($.01 par value) ..................................................................................................................................... 15,437,068
Amounts in thousands
(‡)     Proceeds on securities sold short $ 7,573
(>)     Investments in affiliates, U.S. Cash Management Fund $ 7,829
(a)   Receivable from Broker for Futures $ 963
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 3,22 9
Dividends from affiliated funds ....................................................................................................................................... 499
Interest .............................................................................................................................................................................. 34
Securities lending income (net) ....................................................................................................................................... 17
Total investment income ..............................................................................................................................................................
3,77 9
Expenses
Advisory fees ................................................................................................................................................................... 1,951
Administrative fees .......................................................................................................................................................... 108
Custodian fees .................................................................................................................................................................. 92
Transfer agent fees .......................................................................................................................................................... 10
Professional fees .............................................................................................................................................................. 77
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 27
Dividends from securities sold short ................................................................................................................................ 128
Interest expense paid on securities sold short .................................................................................................................. 76
Miscellaneous .................................................................................................................................................................. 33
Expenses before reductions .............................................................................................................................................. 2,512
Expense reductions .......................................................................................................................................................... (65)
Net expenses ................................................................................................................................................................................
2,447
Net investment income (loss) .......................................................................................................................................................
1,332
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 18,9 54
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,490
Securities sold short ......................................................................................................................................................... (725)
Foreign currency-related transactions .............................................................................................................................. (3)
Net realized gain (loss) ................................................................................................................................................................
19,7 18
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (2,023)
Futures contracts .............................................................................................................................................................. (1,060)
Securities sold short ......................................................................................................................................................... (291)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (3,374)
Net realized and unrealized gain (loss) ........................................................................................................................................ 16,3 44
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 17,676

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 39
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,3 32 $ 1,441
Net realized gain (loss) ....................................................................................................................... 19,7 18 5,918
Net change in unrealized appreciation (depreciation) ........................................................................ (3,374) 19,378
Net increase (decrease) in net assets from operations .............................................................................. 17,676 26,737
Distributions
To shareholders ................................................................................................................................... (19,742) (2,804)
Net decrease in net assets from distributions ............................................................................................ (19,742) (2,804)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 691 (14,216)
Total Net Increase (Decrease) in Net Assets ........................................................................
(1,375) 9,717
Net Assets
Beginning of period .................................................................................................................................. 215,879 206,162
End of period .............................................................................................................................................
$ 214,504 $ 215,879
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 437 $ 6,403 586 $ 7,441
Proceeds from reinvestment of distributions 1,413 19,742 208 2,804
Payments for shares redeemed (1,741) (25,454) (1,878) (24,461)
Total increase (decrease)
109 $ 691 (1,084) $ (14,216)

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2024 14.08 .09 1.10 1.19 (.24) (1.13)
December 31, 2023 12.56 .09 1.6 1 1.70 (.09) (.09)
December 31, 2022 15.27 .05 (2.46) (2.41) (.03) (.27)
December 31, 2021 15.75 .01 3.92 3.93 (.04) (4.37)
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(Δ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(1.37) 13.90 8.53 214,504 1.16 1.13 .61 73
(.18) 14.08 13.61 215,879 1.17 1.13 . 70 87
(.30) 12.56 (15.96) 206,162 1.15 1.12 .40 101
(4.41) 15.27 25.79 257,553 1.14 1.13 .05 114
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
42 U.S, Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 166,074
Administrative fees 9,511
Transfer agent fees 837
Trustee fees 1,37 4
$ 177,796
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,962 $ 64,971 $ 67,106 $ 2 $ — $ 7,829 $ 499 $ —
U.S. Cash Collateral Fund 3,175 18,895 22,070 — — — 120 —
$ 13,137 $ 83,866 $ 89,176 $ 2 $ — $ 7,829 $ 619 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 195, 785 , 062 $ 34, 307 , 905 $ (15, 657 , 962 ) $ 18, 649 , 943 $ 2,731,8 56 $ 58 4 , 112
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 3,422,790 $ 16,319,633 $ — $ 1,319,178 $ 1,484,615 $ —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.6%
Australia - 2.2%
Aristocrat Leisure, Ltd. 3,255 137
ASX, Ltd. 2,670 107
Australia & New Zealand Banking
Group, Ltd. 9,135 161
BHP Group, Ltd. 46,894 1,145
Brambles, Ltd. 12,115 144
Cochlear, Ltd. 395 71
Coles Group, Ltd. 10,103 118
Commonwealth Bank of Australia 4,236 401
Fortescue Metals Group, Ltd. 41,919 470
Glencore PLC 133,688 588
Goodman Group(ö) 4,363 96
Insurance Australia Group, Ltd. 93,947 492
Macquarie Group, Ltd. 628 86
Medibank Pvt, Ltd. 36,191 85
National Australia Bank, Ltd. 7,494 172
Northern Star Resources, Ltd. 10,952 105
QBE Insurance Group, Ltd. 64,419 766
Rio Tinto PLC 16,734 985
Rio Tinto, Ltd. 1,154 84
Santos, Ltd. 16,481 69
Suncorp Group, Ltd. 7,737 91
Telstra Group, Ltd. 179,403 445
Wesfarmers, Ltd. 5,033 222
Westpac Banking Corp. 7,552 151
WiseTech Global, Ltd. 1,411 104
Woodside Energy Group, Ltd. 4,839 75
7,370
Austria - 0.8%
Ams-OSRAM AG(Æ) 9,432 61
Erste Group Bank AG 29,512 1,824
Mondi PLC 52,541 781
2,666
Belgium - 0.2%
Ageas SA 9,041 439
KBC Groep NV 1,202 93
Proximus SADP 21,425 111
UCB SA 593 118
761
Brazil - 0.9%
Ambev SA 483,988 912
Atacadao SA 106,481 93
Banco Bradesco SA - ADR 215,372 411
Banco do Brasil SA 86,470 333
Cia De Saneamento Basico Do Estado
De Sao Paulo 17,132 246
Lojas Renner SA 96,191 188
MercadoLibre, Inc.(Æ) 234 398
Telefonica Brasil SA 49,774 376
Ultrapar Participacoes SA 24,697 65
3,022
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Burkina Faso - 0.0%
Endeavour Mining PLC 8,315 151
Canada - 4.0%
Agnico Eagle Mines, Ltd. 1,183 92
Alimentation Couche-Tard, Inc. 2,589 144
ARC Resources, Ltd. 13,287 241
Bank of Montreal 995 97
Bank of Nova Scotia (The) 2,326 125
Barrick Gold Corp. 27,207 422
Brookfield Corp. 2,104 121
Canadian Imperial Bank of Commerce 2,428 154
Canadian National Railway Co. 1,268 129
Canadian Natural Resources, Ltd. 6,566 203
Canadian Pacific Kansas City, Ltd. 1,090 79
CCL Industries, Inc. Class B 2,111 109
Cenovus Energy, Inc. 7,657 116
Constellation Software, Inc. 82 254
Dollarama, Inc. 8,289 809
Enbridge, Inc. 4,216 179
Fairfax Financial Holdings, Ltd. 172 239
Great-West Lifeco, Inc. 13,568 450
iA Financial Corp., Inc. 3,847 357
Imperial Oil, Ltd. 1,855 114
Intact Financial Corp. 883 161
Kinross Gold Corp. 14,736 137
Loblaw Cos., Ltd. 984 129
Magna International, Inc. Class A 24,520 1,025
Manulife Financial Corp. 37,562 1,154
Metro, Inc. Class A 960 60
National Bank of Canada 1,092 99
Nutrien, Ltd. 2,561 114
Pembina Pipeline Corp. 2,344 86
Royal Bank of Canada 12,529 1,511
Shopify, Inc. Class A(Æ) 9,041 961
Stantec, Inc. 9,886 776
Sun Life Financial, Inc. 17,744 1,053
Suncor Energy, Inc. 5,749 205
TFI International, Inc. 924 125
Thomson Reuters Corp. 371 59
Toronto-Dominion Bank (The) 8,789 468
Tourmaline Oil Corp. 13,997 648
West Fraser Timber Co., Ltd. 968 84
WSP Global, Inc. 551 97
13,386
Chile - 0.0%
Antofagasta PLC 3,603 71
China - 2.6%
Alibaba Group Holding, Ltd. 120,714 1,281
Baidu, Inc. Class A(Æ) 32,950 349
BOC Hong Kong Holdings, Ltd. 26,000 84
China Mengniu Dairy Co., Ltd. 95,000 212
China Merchants Bank Co., Ltd. Class
H 67,000 343
China Overseas Land & Investment,
Ltd. 273,000 436

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
44 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Haier Smart Home Co., Ltd. Class H 147,800 525
Lenovo Group, Ltd. 566,000 734
Tencent Holdings, Ltd. 82,284 4,397
Weichai Power Co., Ltd. Class H 276,000 423
Wilmar International, Ltd. 19,000 43
8,827
Denmark - 2.0%
AP Moller - Maersk A/S Class B 49 81
Danske Bank A/S 38,839 1,099
DSV A/S 3,548 751
Novo Nordisk A/S Class B 51,855 4,463
Novonesis (Novozymes) B Class B 589 33
Pandora A/S 576 106
Tryg A/S 3,314 70
6,603
Finland - 0.9%
Elisa OYJ 5,581 242
Nokia OYJ 303,559 1,341
Nordea Bank Abp 6,897 75
Sampo OYJ Class A 18,079 739
UPM-Kymmene OYJ 19,503 536
2,933
France - 8.0%
Accor SA 42,690 2,067
Air Liquide SA Class A 1,122 181
Airbus SE 5,634 898
Amundi SA(Þ) 14,487 955
Arkema SA 5,936 453
AXA SA 27,092 963
BNP Paribas SA 11,838 725
Bureau Veritas SA 38,361 1,166
Capgemini SE 4,574 746
Carrefour SA 34,272 488
Cie de Saint-Gobain SA 7,635 672
Cie Generale des Etablissements
Michelin SCA 40,826 1,341
Danone SA 13,962 939
Dassault Aviation SA 2,784 567
Dassault Systemes SE 2,279 79
Engie SA 50,046 793
EssilorLuxottica SA 568 138
Eurazeo SE 1,650 122
Hermes International 83 198
Legrand SA 1,065 103
L'Oreal SA 2,802 989
LVMH Moet Hennessy Louis Vuitton
SE 3,629 2,373
Orange SA 63,771 634
Publicis Groupe SA 6,674 707
Remy Cointreau SA 1,364 82
Renault SA 8,895 431
Rexel SA Class H 48,703 1,229
Safran SA 3,432 750
Sartorius Stedim Biotech 11,137 2,172
Societe Generale SA 30,464 853
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Teleperformance 16,243 1,393
TotalEnergies SE 22,721 1,263
Valeo SE 19,170 183
Vinci SA 966 99
26,752
Germany - 7.2%
adidas AG 3,975 976
Allianz SE 2,035 624
BASF SE 40,399 1,776
Bayer AG 39,906 798
Beiersdorf AG 941 121
Commerzbank AG 7,694 125
Continental AG 22,382 1,503
CTS Eventim AG & Co. KGaA 18,739 1,584
Daimler Truck Holding AG 57,669 2,201
Deutsche Boerse AG 12,104 2,789
Deutsche Post AG 2,236 79
Deutsche Telekom AG 4,059 121
E.ON SE 8,607 100
Evonik Industries AG 68,038 1,179
Fresenius Medical Care AG & Co.
KGaA 22,615 1,030
Fresenius SE & Co. KGaA(Æ) 16,024 557
GEA Group AG 6,603 327
Hannover Rueck SE 3,106 777
Heidelberg Materials AG 6,955 859
Infineon Technologies AG 18,705 608
Knorr-Bremse AG 3,063 223
Mercedes-Benz Group AG 16,539 922
Merck KGaA 489 71
Muenchener Rueckversicherungs-
Gesellschaft AG 2,146 1,079
Rheinmetall AG 1,812 1,153
SAP SE 8,195 2,006
Siemens AG 989 193
Symrise AG 870 93
Talanx AG 1,383 118
23,992
Hong Kong - 2.1%
AIA Group, Ltd. 389,339 2,816
CK Asset Holdings, Ltd. 83,049 341
CLP Holdings, Ltd. 60,000 504
Hang Seng Bank, Ltd. 30,600 376
Hong Kong & China Gas Co., Ltd. 556,000 446
Hong Kong Exchanges & Clearing, Ltd. 5,600 213
Power Assets Holdings, Ltd. 80,500 562
Prudential PLC 153,196 1,221
Sino Land Co., Ltd. 56,000 57
Techtronic Industries Co., Ltd. 6,771 89
WH Group, Ltd.(Þ) 556,000 431
7,056
Hungary - 0.1%
OTP Bank PLC 5,799 317

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 1.4%
Axis Bank, Ltd. - GDR(Þ) 7,964 496
HDFC Bank, Ltd. - ADR 37,494 2,394
Larsen & Toubro, Ltd. - GDR(Þ) 17,257 724
MakeMyTrip, Ltd.(Æ) 10,474 1,176
4,790
Indonesia - 0.1%
Bank Rakyat Indonesia Persero Tbk PT 1,421,900 359
Ireland - 1.4%
Accenture PLC Class A 4,450 1,565
AIB Group PLC 74,276 410
Bank of Ireland Group PLC 145,317 1,325
Flutter Entertainment PLC(Æ) 5,367 1,383
Kingspan Group PLC 1,032 75
4,758
Israel - 0.1%
Check Point Software Technologies,
Ltd.(Æ) 1,026 192
Nice, Ltd.(Æ) 547 93
285
Italy - 3.1%
Assicurazioni Generali SpA 6,169 174
BPER Banca 95,265 605
Coca-Cola HBC AG 2,806 96
Davide Campari-Milano NV 243,405 1,529
Enel SpA 217,247 1,554
Eni SpA 61,078 834
FinecoBank Banca Fineco SpA 134,639 2,353
Intesa Sanpaolo SpA 28,762 115
Moncler SpA 8,853 470
Poste Italiane SpA(Þ) 4,258 60
Prysmian SpA 1,340 86
Recordati SpA 4,442 233
Ryanair Holdings PLC - ADR 17,117 746
Terna - Rete Elettrica Nazionale 7,792 61
UniCredit SpA 36,515 1,458
10,374
Japan - 16.4%
Advantest Corp. 13,800 788
Ajinomoto Co., Inc. 2,700 110
Alfresa Holdings Corp. 11,600 159
Alps Alpine Co., Ltd. 13,900 141
Amada Co., Ltd. 13,400 129
Asahi Group Holdings, Ltd. 4,800 50
Asics Corp. 5,300 103
Bridgestone Corp. 35,500 1,193
Brother Industries, Ltd. 8,600 146
Canon, Inc. 32,000 1,039
Chiba Bank, Ltd. (The) 43,400 337
Chugai Pharmaceutical Co., Ltd. 3,600 158
Dai-ichi Life Holdings, Inc. 12,650 336
Daiichi Sankyo Co., Ltd. 30,600 841
Daikin Industries, Ltd. 500 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daito Trust Construction Co., Ltd. 3,000 334
Daiwa House Industry Co., Ltd. 4,700 144
Denso Corp. 46,900 651
Dentsu, Inc. 17,700 432
Disco Corp. 700 189
Eisai Co., Ltd. 2,540 69
Fast Retailing Co., Ltd. 400 135
Fuji Electric Co., Ltd. 1,900 102
FUJIFILM Holdings Corp. 5,700 118
Fujitsu, Ltd. 9,000 158
Fukuoka Financial Group, Inc. 19,300 484
Hakuhodo DY Holdings, Inc. 25,200 191
Hino Motors, Ltd.(Æ) 37,700 134
Hitachi, Ltd. 43,000 1,057
Honda Motor Co., Ltd. 28,713 270
Horiba, Ltd. 3,000 172
Hoya Corp. 800 99
Iida Group Holdings Co., Ltd. 21,800 328
Isuzu Motors, Ltd. 24,400 331
ITOCHU Corp. 21,400 1,053
Japan Airlines Co., Ltd. 13,000 205
Japan Exchange Group, Inc. 10,000 111
Japan Post Bank Co., Ltd. Class A 4,600 44
Japan Post Holdings Co., Ltd. 15,600 147
Japan Post Insurance Co., Ltd. Class A 19,300 353
Japan Tobacco, Inc. 30,500 784
JGC Holdings Corp. 18,600 154
Kajima Corp. 5,100 93
Kao Corp. 20,300 820
KDDI Corp. 30,400 969
Keyence Corp. 5,900 2,401
Kirin Holdings Co., Ltd. 38,200 496
Koito Manufacturing Co., Ltd. 31,200 394
Komatsu, Ltd. 43,500 1,202
Kubota Corp. 45,900 530
Kyocera Corp. 46,200 458
Makita Corp. 8,568 261
MEIJI Holdings Co., Ltd. 8,400 171
Minebea Co., Ltd. 41,500 666
Mitsubishi Corp. 5,300 87
Mitsubishi Electric Corp. 5,400 92
Mitsubishi Estate Co., Ltd. 36,200 499
Mitsubishi Gas Chemical Co., Inc. 15,400 273
Mitsubishi HC Capital, Inc. 13,300 88
Mitsubishi Heavy Industries, Ltd. 7,100 99
Mitsubishi UFJ Financial Group, Inc. 23,900 280
Mitsui & Co., Ltd. 4,400 91
Mizuho Financial Group, Inc. 6,100 149
MS&AD Insurance Group Holdings,
Inc. 42,600 931
Murata Manufacturing Co., Ltd. 7,200 115
NEC Corp. 1,700 146
Nidec Corp. 85,200 1,529
Nikon Corp. 13,800 142
Nintendo Co., Ltd. 4,200 245
Nippon Telegraph & Telephone Corp. 106,550 107
Nippon Television Holdings, Inc. 15,800 273

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nissan Chemical Corp. 4,400 137
Nissan Motor Co., Ltd. 106,600 320
Nitto Denko Corp. 107,900 1,804
Obayashi Corp. 7,100 94
Obic Co., Ltd. 2,000 59
Olympus Corp. 45,700 681
Ono Pharmaceutical Co., Ltd. 35,391 367
ORIX Corp. 4,200 90
Otsuka Corp. 8,100 185
Otsuka Holdings Co., Ltd. 2,300 125
Pan Pacific International Holdings
Corp. 3,500 95
Panasonic Holdings Corp. 6,800 71
Persol Holdings Co., Ltd. 163,800 244
Recruit Holdings Co., Ltd. 6,600 459
Resona Holdings, Inc. 272,400 1,982
Rinnai Corp. 10,900 224
Rohm Co., Ltd. 38,100 359
Secom Co., Ltd. 5,200 176
Sega Sammy Holdings, Inc. 12,200 237
Seiko Epson Corp. 10,300 186
Sekisui Chemical Co., Ltd. 19,100 330
Sekisui House, Ltd. 7,400 176
SG Holdings Co., Ltd. 12,200 116
Shin-Etsu Chemical Co., Ltd. 85,575 2,830
Shionogi & Co., Ltd. 36,000 504
SMC Corp. 1,400 545
SoftBank Corp. 87,000 109
SoftBank Group Corp. 1,400 80
Sony Group Corp. 46,050 973
Stanley Electric Co., Ltd. 12,839 211
Subaru Corp. 48,744 859
Sumitomo Corp. 3,400 73
Sumitomo Electric Industries, Ltd. 5,800 103
Sumitomo Heavy Industries, Ltd. 8,000 163
Sumitomo Mitsui Financial Group, Inc. 23,700 571
Sumitomo Mitsui Trust Holdings, Inc. 36,400 854
Sumitomo Rubber Industries, Ltd. 18,400 206
Suntory Beverage & Food, Ltd. 33,600 1,067
Suzuki Motor Corp. 7,500 85
T&D Holdings, Inc. 79,000 1,441
Taiheiyo Cement Corp. 6,800 153
Takeda Pharmaceutical Co., Ltd. 29,100 772
TDK Corp. 96,500 1,242
Terumo Corp. 6,400 123
THK Co., Ltd. 12,800 293
Tokio Marine Holdings, Inc. 30,000 1,074
Tokyo Electron, Ltd. 13,410 2,032
Toray Industries, Inc. 108,800 686
TOTO, Ltd. 5,000 120
Toyota Motor Corp. 47,600 938
Trend Micro, Inc. 4,800 259
Tsuruha Holdings, Inc. 3,600 199
Unicharm Corp. 12,900 106
Yakult Honsha Co., Ltd. 9,200 174
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yamato Holdings Co., Ltd. 25,994 292
55,099
Jordan - 0.1%
Hikma Pharmaceuticals PLC 7,585 189
Luxembourg - 0.4%
ArcelorMittal SA 50,304 1,165
RTL Group SA 3,991 110
1,275
Macao - 0.4%
Galaxy Entertainment Group, Ltd. 308,869 1,301
Mexico - 0.2%
America Movil SAB de CV - ADR 23,477 336
Fresnillo PLC 26,516 207
543
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 36,355 561
Adyen NV(Æ)(Þ) 176 260
Argenx SE(Æ) 1,045 645
ASM International NV 124 71
ASML Holding NV 3,043 2,140
BE Semiconductor Industries NV 882 119
Euronext NV(Þ) 3,259 365
Ferrari NV 2,080 892
Heineken NV 8,053 572
ING Groep NV 111,915 1,750
Koninklijke Ahold Delhaize NV 4,432 144
Koninklijke KPN NV 153,265 558
Koninklijke Philips NV(Æ) 50,806 1,289
NN Group NV 12,908 562
Randstad NV 39,077 1,641
Universal Music Group NV 131,333 3,352
VEON, Ltd. - ADR(Æ) 3,212 129
Wolters Kluwer NV 1,533 254
15,304
New Zealand - 0.1%
Spark New Zealand, Ltd. 91,708 152
Norway - 0.7%
DNB Bank ASA 18,317 365
Equinor ASA Class N 62,041 1,467
Gjensidige Forsikring ASA 9,402 166
Norsk Hydro ASA 5,322 29
Orkla ASA 35,142 304
Telenor ASA 11,896 133
2,464
Portugal - 0.0%
Galp Energia SGPS SA Class B 4,304 71
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
Lukoil PJSC(Æ)(Š) 2,007 —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 1.5%
CapitaLand Ascendas(ö) 27,900 52
DBS Group Holdings, Ltd. 36,831 1,178
Grab Holdings, Ltd. Class A(Æ) 378,379 1,786
Oversea-Chinese Banking Corp., Ltd. 78,592 960
Singapore Exchange, Ltd. 16,800 157
Singapore Technologies Engineering,
Ltd. 29,300 100
Singapore Telecommunications, Ltd. 361,700 814
United Overseas Bank, Ltd. 4,700 125
5,172
South Africa - 0.3%
Anglo American PLC 11,394 338
MTN Group, Ltd. 67,308 328
Old Mutual, Ltd. 313,428 208
874
South Korea - 1.1%
Coway Co., Ltd. 4,975 226
Hankook Tire & Technology Co., Ltd. 4,280 112
Hyundai Mobis Co., Ltd. 2,710 435
KB Financial Group, Inc. 10,106 573
KT Corp. - ADR 33,867 526
Samsung Electronics Co., Ltd. 15,003 541
Shinhan Financial Group Co., Ltd. 30,033 963
SK Hynix, Inc. 3,200 363
3,739
Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA 9,306 91
Banco Santander SA 20,378 94
CaixaBank SA 234,663 1,273
Cellnex Telecom SA(Þ) 10,854 342
Iberdrola SA 7,370 102
Industria de Diseno Textil SA 54,353 2,783
Repsol SA 6,089 74
4,759
Sweden - 1.5%
Assa Abloy AB Class B 24,329 715
Atlas Copco AB Class A 11,526 176
Atlas Copco AB Class B 55,713 754
Boliden AB 2,012 56
Epiroc AB Class A 5,150 90
Equities AB 2,882 79
Essity Aktiebolag Class B 26,634 712
Investor AB Class B 4,112 109
Sandvik AB 54,159 971
Skandinaviska Enskilda Banken AB
Class A 10,055 138
SKF AB Class B 27,647 518
Svenska Handelsbanken AB Class A 8,008 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonaktiebolaget LM Ericsson Class
B 73,315 593
Volvo AB Class B 3,393 82
5,076
Switzerland - 4.0%
ABB, Ltd. 5,756 310
Adecco Group AG 11,291 278
Barry Callebaut AG 32 42
DSM-Firmenich AG 760 77
EMS-Chemie Holding AG 139 94
Galderma Group AG(Æ) 5,055 560
Geberit AG 180 102
Givaudan SA 37 162
Julius Baer Group, Ltd. 18,724 1,208
Logitech International SA 962 79
Novartis AG 26,165 2,546
Partners Group Holding AG 517 702
Schindler Holding AG 1,710 470
SGS SA 6,254 626
Sika AG 257 61
Swatch Group AG (The) Class B 2,539 461
Swiss Life Holding AG 117 90
Swisscom AG 1,149 638
UBS Group AG 126,967 3,872
Zurich Insurance Group AG 1,918 1,140
13,518
Taiwan - 3.0%
Catcher Technology Co., Ltd. 9,513 56
Delta Electronics, Inc. 39,000 508
E Ink Holdings, Inc. 62,000 511
Hon Hai Precision Industry Co., Ltd. 95,000 529
Taiwan Semiconductor Manufacturing
Co., Ltd. 108,000 3,526
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 25,053 4,948
10,078
Thailand - 0.2%
Kasikornbank PCL 166,100 756
United Kingdom - 9.6%
3i Group PLC 7,817 347
Associated British Foods PLC 2,723 70
AstraZeneca PLC 12,582 1,638
Auto Trader Group PLC(Þ) 10,287 102
Aviva PLC 14,055 82
Babcock International Group PLC 26,823 168
BAE Systems PLC 12,460 179
Barclays PLC 265,013 888
Barratt Developments PLC 36,562 201
Berkeley Group Holdings PLC 729 36
British American Tobacco PLC 37,572 1,362
British Land Co. PLC (The)(ö) 34,967 157
BT Group PLC 286,844 517
Burberry Group PLC 22,302 272
CK Hutchison Holdings, Ltd. Class B 87,313 468

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Compass Group PLC 55,876 1,857
Diageo PLC 29,214 928
Diploma PLC 22,240 1,183
easyJet PLC 68,500 478
HSBC Holdings PLC 187,472 1,842
Imperial Tobacco Group PLC 2,349 75
Intermediate Capital Group PLC 26,492 684
Intertek Group PLC 36,339 2,150
J Sainsbury PLC 398,348 1,362
Kingfisher PLC 110,109 342
Land Securities Group PLC(ö) 42,827 312
Lloyds Banking Group PLC 115,627 79
London Stock Exchange Group PLC 16,923 2,383
NatWest Group PLC 129,382 651
Next PLC 766 91
Pearson PLC 7,718 124
Reckitt Benckiser Group PLC 37,062 2,239
RELX PLC 70,151 3,179
Rolls-Royce Holdings PLC(Æ) 15,751 112
Sage Group PLC (The) 9,700 153
Standard Chartered PLC 132,725 1,635
Tate & Lyle PLC 29,942 243
Tesco PLC 148,853 685
Travis Perkins PLC 26,830 244
Unilever PLC 22,672 1,284
Wausau Paper Corp. 63,834 661
Wise PLC Class A(Æ) 59,427 792
32,255
United States - 11.0%
Alcon, Inc. 6,067 514
Allegion PLC 20,438 2,671
Amdocs, Ltd. 15,580 1,326
Aon PLC Class A 3,629 1,303
BP PLC 209,549 1,033
CSL, Ltd. 835 146
Experian PLC 3,487 149
GSK Finance No. 3 PLC 119,429 2,000
Haleon PLC 660,878 3,113
Holcim AG 10,442 1,001
Linde PLC 7,879 3,299
Medtronic PLC 10,240 818
Nestle SA 43,720 3,585
Roche Holding AG 9,692 2,713
Sanofi SA 26,341 2,547
Schlumberger NV 36,990 1,418
Schneider Electric SE 17,617 4,355
Shell PLC 105,233 3,276
Spotify Technology SA(Æ) 2,316 1,036
Stellantis NV 11,632 153
Tenaris SA 17,067 322
36,778
Total Common Stocks
(cost $290,676) 313,876
Preferred Stocks - 0.8%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brazil - 0.1%
Raizen Energia SA
1.299% (Ÿ) 385,686 135
Germany - 0.3%
Henkel AG & Co. KGaA
2.224% (Ÿ) 4,913 431
Volkswagen AG
9.882% (Ÿ) 7,078 653
1,084
South Korea - 0.4%
Samsung Electronics Co., Ltd.
2.456% (Ÿ) 47,656 1,429
Total Preferred Stocks
(cost $3,803) 2,648
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 4.0%
United States - 4.0%
U.S. Cash Management Fund(@) 13,508,745 (∞) 13,507
Total Short-Term Investments
(cost $13,507) 13,507
Total Investments - 98.4%
(identified cost $307,986) 330,031
Other Assets and Liabilities,
Net - 1.6%
5,379
Net Assets - 100.0%
335,410

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.3%
ABN AMRO Bank NV 10/03/19 EUR 36,355 17.33 630
561
Adyen NV 04/19/22 EUR 176 1,538.11 271
260
Amundi SA 02/21/19 EUR 14,487 64.26 931
955
Auto Trader Group PLC 08/04/23 GBP 10,287 8.08 83
102
Axis Bank, Ltd. 04/12/24 7,964 66.41 529
496
Cellnex Telecom SA 04/20/21 EUR 10,854 48.05 521
342
Euronext NV 07/26/24 EUR 3,259 100.64 328
365
Larsen & Toubro, Ltd. 02/23/24 17,257 41.50 716
725
Poste Italiane SpA 06/07/24 EUR 4,258 13.82 59
60
WH Group, Ltd. 06/26/19 HKD 556,000 0.76 425 431
4,297
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC 40 Euro Index Futures 7 EUR 517 01/25
(1)
DAX Index Futures 1 EUR 501 03/25
(12)
EURO STOXX 50 Index Futures 5 EUR 244 03/25
(5)
FTSE/MIB Index Futures 1 EUR 172 03/25
(1)
IBEX 35 Index Futures 2 EUR 232 01/25
(3)
S&P/TSX 60 Index Futures 75 CAD 22,276 03/25
(384)
SPI 200 Index Futures 78 AUD 15,889 03/25
(187)
OMXS30 Index Futures 4 SEK 993 01/25
(2)
TOPIX Index Futures 47 JPY 1,309,655 03/25 137
Short Positions
S&P 500 E-Mini Index Futures 21 USD 6,233 03/25
230
FTSE 100 Index Futures 5 GBP 409 03/25
5
Hang Seng Index Futures 24 HKD 24,104 01/25
(27)
MSCI Emerging Markets Index Futures 239 USD 12,832 03/25
472
MSCI Singapore Index Futures 77 SGD 2,876 01/25 (1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 221
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 2,686 AUD 4,220 03/19/25 (73)
Bank of New York USD 3,114 CAD 4,384 03/19/25 (55)
Bank of New York USD 3,851 JPY 579,261 03/19/25 (138)
Bank of New York USD 717 SEK 7,818 03/19/25 (8)
Bank of New York EUR 1,796 USD 1,894 03/19/25 27
Barclays USD 2,686 AUD 4,220 03/19/25 (74)
Barclays USD 3,112 CAD 4,384 03/19/25 (53)
Barclays USD 3,842 JPY 579,261 03/19/25 (130)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Barclays USD 716 SEK 7,818 03/19/25 (6)
Barclays EUR 1,796 USD 1,892 03/19/25 26
BNP Paribas USD 2,684 AUD 4,220 03/19/25 (73)
BNP Paribas USD 3,114 CAD 4,384 03/19/25 (55)
BNP Paribas USD 3,851 JPY 579,261 03/19/25 (141)
BNP Paribas USD 717 SEK 7,818 03/19/25 (7)
BNP Paribas EUR 1,796 USD 1,893 03/19/25 26
HSBC USD 2,688 AUD 4,220 03/19/25 (76)
HSBC USD 3,106 CAD 4,384 03/19/25 (47)
HSBC USD 3,845 JPY 579,261 03/19/25 (132)
HSBC USD 718 SEK 7,818 03/19/25 (9)
HSBC EUR 1,796 USD 1,898 03/19/25 31
State Street USD 2,501 DKK 17,660 03/19/25 (38)
State Street CHF 990 USD 1,133 03/19/25 34
State Street GBP 825 USD 1,053 03/19/25 20
State Street HKD 2,630 USD 339 03/19/25 —
State Street NOK 4,050 USD 364 03/19/25 8
State Street NZD 220 USD 128 03/19/25 4
Westpac USD 2,684 AUD 4,220 03/19/25 (72)
Westpac USD 3,112 CAD 4,384 03/19/25 (54)
Westpac USD 3,852 JPY 579,261 03/19/25 (139)
Westpac USD 717 SEK 7,818 03/19/25 (7)
Westpac EUR 1,796 USD 1,894 03/19/25 27
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (1,184)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 7,370 $ —
$ —
$ 7,370 2 .2
Austria — 2,666 —
—
2,666 0 .8
Belgium — 761 —
—
761 0 .2
Brazil 809 2,213 —
—
3,022 0 .9
Burkina Faso 151 — —
—
151 —
*
Canada 13,386 — —
—
13,386 4 .0
Chile — 71 —
—
71 —
*
China — 8,827 —
—
8,827 2 .6
Denmark — 6,603 —
—
6,603 2 .0
Finland — 2,933 —
—
2,933 0 .9
France — 26,752 —
—
26,752 8 .0

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Germany — 23,992 —
—
23,992 7 .2
Hong Kong — 7,056 —
—
7,056 2 .1
Hungary — 317 —
—
317 0 .1
India 3,570 1,220 —
—
4,790 1 .4
Indonesia — 359 —
—
359 0 .1
Ireland 1,565 3,193 —
—
4,758 1 .4
Israel 192 93 —
—
285 0 .1
Italy 746 9,628 —
—
10,374 3 .1
Japan — 55,099 —
—
55,099 16 .4
Jordan — 189 —
—
189 0 .1
Luxembourg — 1,275 —
—
1,275 0 .4
Macao — 1,301 —
—
1,301 0 .4
Mexico 336 207 —
—
543 0 .2
Netherlands 129 15,175 —
—
15,304 4 .6
New Zealand — 152 —
—
152 0 .1
Norway — 2,464 —
—
2,464 0 .7
Portugal — 71 —
—
71 —
*
Russia — — —
—
— —
Singapore 1,786 3,386 —
—
5,172 1 .5
South Africa — 874 —
—
874 0 .3
South Korea 526 3,213 —
—
3,739 1 .1
Spain — 4,759 —
—
4,759 1 .4
Sweden — 5,076 —
—
5,076 1 .5
Switzerland — 13,518 —
—
13,518 4 .0
Taiwan 4,948 5,130 —
—
10,078 3 .0
Thailand — 756 —
—
756 0 .2
United Kingdom — 32,255 —
—
32,255 9 .6
United States 11,872 24,906 —
—
36,778 11 .0
Preferred Stocks — 2,648 — — 2,648 0 .8
Warrants and Rights — — — — — —
Short-Term Investments — — — 13,507 13,507 4 .0
Total Investments 40,016 276,508 — 13,507 330,031 98 .4
Other Assets and Liabilities, Net
1 .6
100 .0
Other Financial Instruments
Assets
Futures Contracts 844 — — — 844 0 .3
Foreign Currency Exchange Contracts — 203 — — 203 0 .1

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
A
Liabilities
Futures Contracts (623) — — — (623) (0 .2)
Foreign Currency Exchange Contracts — (1,387) — — (1,387) (0 .4)
Total Other Financial Instruments
**
$ 221 $ (1,184) $ — $ — $ (963)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2024, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
51,854
Consumer Staples ...............................................................................
21,169
Energy ................................................................................................
15,756
Financial Services ..............................................................................
82,278
Health Care ........................................................................................
29,257
Materials and Processing ...................................................................
27,012
Producer Durables ..............................................................................
35,836
Technology .........................................................................................
41,291
Utilities ...............................................................................................
9,423
Preferred Stocks
Consumer Discretionary ....................................................................
653
Consumer Staples ...............................................................................
431
Technology .........................................................................................
1,429
Utilities ...............................................................................................
135
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
13,507
Total Investments ............................................................................... 330,031

Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 203
Variation margin on futures contracts* 844 —
Total
$ 844 $ 203
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 623 $ —
Unrealized depreciation on foreign currency exchange contracts — 1,387
Total
$ 623 $ 1,387
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,538 $ —
Foreign currency exchange contracts — (2,959)
Total
$ 1,538 $ (2,959)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,057 $ —
Foreign currency exchange contracts — (2,668)
Total
$ 1,057 $ (2,668)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2024
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 203 $ — $ 203
Total Financial and Derivative Assets
203 — 203
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 203 $ — $ 203
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received ^ Net Amount
Bank of New York
$ 27 $ 27 $ — $ —
Barclays
25 25 — —
BNP Paribas
26 26 — —
HSBC
31 31 — —
State Street
67 38 — 29
Westpac
27 27 — —
Total
$ 203 $ 174 $ — $ 29

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2024
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Amounts in thousands
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,387 $ — $ 1,387
Total Financial and Derivative Liabilities
1,387 — 1,387
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,387 $ — $ 1,387
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged ^ Net Amount
Bank of New York $ 275 $ 27 $ — $ 248
Barclays 264 25 — 239
BNP Paribas 274 26 — 248
HSBC 264 31 — 233
State Street 38 38 — —
Westpac 272 27 — 245
Total
$ 1,387 $ 174 $ — $ 1,213

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 307,986
Investments, at fair value(>) ........................................................................................................................................................
330,031
Cash .............................................................................................................................................................................................. 28
Foreign currency holdings(^) ....................................................................................................................................................... 2,200
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 203
Receivables:
Dividends and interest ...................................................................................................................................................... 348
Dividends from affiliated funds ....................................................................................................................................... 57
Fund shares sold ............................................................................................................................................................... 23
Foreign capital gains taxes recoverable ........................................................................................................................... 923
From broker(a) ................................................................................................................................................................. 3,191
Variation margin on futures contracts .............................................................................................................................. 223
Total assets ...............................................................................................................................................................
337,227
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 1
Accrued fees to affiliates .................................................................................................................................................. 274
Other accrued expenses .................................................................................................................................................... 155
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,387
Total liabilities ...........................................................................................................................................................
1,817
Net Assets ...............................................................................................................................................................
$ 335,410

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 17,55 8
Shares of beneficial interest .........................................................................................................................................................
285
Additional paid-in capital ............................................................................................................................................................
317,56 7
Net Assets ...............................................................................................................................................................
$ 335,410
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 11.77
Net assets ............................................................................................................................................................................. $ 335,410,184
Shares outstanding ($.01 par value) ..................................................................................................................................... 28,485,540
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,239
(>)     Investments in affiliates, U.S. Cash Management Fund $ 13,507
(a)   Receivable from Broker for Futures $ 3,191
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 10,702
Dividends from affiliated funds ....................................................................................................................................... 606
Interest .............................................................................................................................................................................. 76
Securities lending income (net) ....................................................................................................................................... 58
Less foreign taxes withheld ............................................................................................................................................. (1,175)
Total investment income ..............................................................................................................................................................
10,267
Expenses
Advisory fees ................................................................................................................................................................... 3,143
Administrative fees .......................................................................................................................................................... 175
Custodian fees .................................................................................................................................................................. 137
Transfer agent fees .......................................................................................................................................................... 15
Professional fees .............................................................................................................................................................. 96
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ..................................................................................................................................................................... 18
Miscellaneous .................................................................................................................................................................. 61
Expenses before reductions .............................................................................................................................................. 3,662
Expense reductions .......................................................................................................................................................... (70)
Net expenses ................................................................................................................................................................................
3,592
Net investment income (loss) .......................................................................................................................................................
6,675
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ..................................................................................................................................................................... 9,313
Investments in affiliated funds ......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 1,538
Foreign currency exchange contracts ............................................................................................................................... (2,959)
Foreign currency-related transactions .............................................................................................................................. (171)
Net realized gain (loss) ................................................................................................................................................................
7,723
Net change in unrealized appreciation (depreciation) on:
Investments ..................................................................................................................................................................... (2,406)
Futures contracts .............................................................................................................................................................. 1,057
Foreign currency exchange contracts ............................................................................................................................... (2,668)
Foreign currency-related transactions .............................................................................................................................. (177)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (4,194)
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,529
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 10,204

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 6,675 $ 6,526
Net realized gain (loss) ....................................................................................................................... 7,723 5,629
Net change in unrealized appreciation (depreciation) ........................................................................ (4,194) 38,181
Net increase (decrease) in net assets from operations .............................................................................. 10,204 50,336
Distributions
To shareholders ................................................................................................................................... (16,209) (6,308)
Net decrease in net assets from distributions ............................................................................................ (16,209) (6,308)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,148) (17,149)
Total Net Increase (Decrease) in Net Assets ........................................................................
(12,153) 26,879
Net Assets
Beginning of period .................................................................................................................................. 347,563 320,684
End of period .............................................................................................................................................
$ 335,410 $ 347,563
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 813 $ 10,139 1,322 $ 15,051
Proceeds from reinvestment of distributions 1,379 16,209 533 6,308
Payments for shares redeemed (2,608) (32,496) (3,393) (38,508)
Total increase (decrease)
(416) $ (6,148) (1,538) $ (17,149)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ )( Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2024 12.03 .24 .09 .33 (.37) (.22)
December 31, 2023 10.54 .22 1.49 1.71 (.15) (.07)
December 31, 2022 12.35 .22 (1.82) (1.60) — (.21)
December 31, 2021 12.18 .23 1.27 1.50 (.33) (1.00)
December 31, 2020 11.72 .12 .47 .59 (.13) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 61
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
( ± )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
( Ƃ )
%
Ratio of Net
Investment Income
to Average
Net Assets
( Ƃ )
%
Portfolio
Turnover Rate
(.59) 11.77 2.78 335,410 1.05 1.03 1. 91 27
(.22) 12.03 16.26 347,563 1.05 1.03 1.96 32
(.21) 10.54 (13.04) 320,684 1.05 1.03 2.04 33
(1.33) 12.35 12.66 377,463 1.04 1.03 1.78 32
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 255,617
Administrative fees 14,524
Transfer agent fees 1,278
Trustee fees 2,364
$ 273,783
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,253 $ 92,464 $ 92,212 $ 2 $ — $ 13,507 $ 606 $ —
U.S. Cash Collateral Fund 721 20,705 21,426 — — — 51 —
$ 13,974 $ 113,169 $ 113,638 $ 2 $ — $ 13,507 $ 657 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 310, 720 ,6 23 $ 42 , 768 , 000 $ (23 , 964 , 597 ) $ 18 , 803 , 403 $ 807 , 521 $ 1, 519,980
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 16,208,972 $ — $ — $ 6,308,007 $ — $ —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 79.7%
Asset-Backed Securities - 4.3%
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class A2
5.190% due 07/21/31 (Þ) 1,310 1,320
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,128 1,130
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 624 624
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 971 959
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,250 1,240
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 424 410
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 (~)(Ê) 1,464 1,360
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 1,676 1,716
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,015 2,035
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 2,050 2,088
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,169 1,147
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,696 2,696
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.960% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 425 410
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 1,500 1,522
JPMorgan Mortgage Trust
Series 2023-HE2 Class A1
6.461% due 03/20/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,282 1,293
Series 2024-HE1 Class A1
6.261% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 726 730
Series 2024-HE3 Class A1
6.413% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 688 689
Kubota Credit Owner Trust
Series 2024-1A Class A4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 01/15/30 (Þ) 1,716 1,735
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 660 667
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,160 1,169
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 2,193 2,065
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 224 218
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,129 1,134
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,517 1,526
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,157 1,151
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 761 778
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,391 2,392
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 771 748
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,171 1,192
Verdant Receivables LLC
Series 2023-1A Class A2
6.240% due 01/13/31 (Þ) 879 892
37,036
Corporate Bonds and Notes - 22.5%
AbbVie, Inc.
5.400% due 03/15/54 475 458
Series WI
3.200% due 11/21/29 265 246
4.250% due 11/21/49 685 558
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 1,007 937
5.950% due 02/15/29 (Þ) 1,160 1,184
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertsons
LLC
3.500% due 03/15/29 (Þ) 50 46
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 159
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 788 821
Altria Group, Inc.
5.375% due 01/31/44 643 600

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
64 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amcor PLC
Series WI
3.625% due 04/28/26 724 712
Ameren Illinois Co.
3.800% due 05/15/28 385 373
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 511 486
American Tower Corp.
5.500% due 03/15/28 725 735
5.450% due 02/15/34 360 360
American Tower Trust #1
5.490% due 03/15/28 (Þ) 5,247 5,298
3.652% due 03/23/28 (Þ) 903 861
Amgen, Inc.
5.150% due 03/02/28 405 408
4.200% due 02/22/52 200 155
5.750% due 03/02/63 445 427
Aon NA, Inc.
5.750% due 03/01/54 445 435
Apple, Inc.
3.000% due 06/20/27 735 713
AppLovin Corp.
5.500% due 12/01/34 450 446
Aptiv PLC
4.150% due 05/01/52 440 312
Ares Management Corp.
4.125% due 06/30/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.237%)(Ê)(Þ) 1,019 975
AT&T, Inc.
4.250% due 03/01/27 535 530
3.650% due 06/01/51 980 691
3.850% due 06/01/60 552 383
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 948
Aviation Capital Group LLC
1.950% due 01/30/26 (Þ) 220 213
Avnet, Inc.
6.250% due 03/15/28 1,030 1,058
AXIS Specialty Finance PLC
4.000% due 12/06/27 915 892
Banc of California
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 271 256
Bank of America Corp.
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 670 656
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 395 405
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,250 1,075
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 750 645
Series GMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/19/26 60 59
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 581 558
Bath & Body Works, Inc.
6.950% due 03/01/33 234 236
Bayer US Finance II LLC
6.650% due 02/15/28 (Þ) 673 693
Belo Corp.
7.750% due 06/01/27 26 27
7.250% due 09/15/27 52 54
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 880 551
Best Buy Co., Inc.
1.950% due 10/01/30 420 354
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 510 426
Boeing Co. (The)
5.805% due 05/01/50 640 594
Series WI
6.858% due 05/01/54 520 553
BorgWarner, Inc.
5.400% due 08/15/34 225 221
BP Capital Markets America, Inc.
2.939% due 06/04/51 1,160 718
Brandywine Operating Partnership, LP
3.950% due 11/15/27 515 489
8.300% due 03/15/28 53 56
4.550% due 10/01/29 39 35
Bristol-Myers Squibb Co.
2.550% due 11/13/50 555 321
5.550% due 02/22/54 510 497
5.650% due 02/22/64 290 279
Series WI
3.900% due 02/20/28 380 372
Buckeye Partners, LP
3.950% due 12/01/26 385 371
4.125% due 12/01/27 360 343
Capital One Financial Corp.
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 425 441
Cardinal Health, Inc.
4.900% due 09/15/45 275 238
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,110 1,052
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 893 823
Centene Corp.
2.450% due 07/15/28 800 721
CenterPoint Energy Houston Electric
LLC
Series K2
6.950% due 03/15/33 986 1,088
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,061 1,051

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CH Robinson Worldwide, Inc.
4.200% due 04/15/28 728 710
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.700% due 04/01/51 230 144
5.250% due 04/01/53 420 338
Series WI
3.750% due 02/15/28 1,378 1,312
4.200% due 03/15/28 420 406
Citigroup, Inc.
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 555 490
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 695 589
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 785 779
Coca-Cola Co. (The)
2.600% due 06/01/50 2,041 1,232
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/43 (Þ) 241 249
Comcast Corp.
3.400% due 04/01/30 215 199
Series WI
2.937% due 11/01/56 630 367
Comerica, Inc.
3.800% due 07/22/26 633 620
Conagra Brands, Inc.
1.375% due 11/01/27 971 882
Constellation Brands, Inc.
3.600% due 02/15/28 1,057 1,015
Corebridge Financial, Inc.
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,020
Crane NXT Co.
4.200% due 03/15/48 265 178
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 295 303
Cummins, Inc.
5.450% due 02/20/54 670 652
CVS Health Corp.
4.300% due 03/25/28 15 15
5.050% due 03/25/48 644 532
4.250% due 04/01/50 1,210 884
Darden Restaurants, Inc.
3.850% due 05/01/27 1,186 1,160
DCP Midstream Operating, LP
5.600% due 04/01/44 395 369
Dell International LLC / EMC Corp.
Series WI
6.020% due 06/15/26 555 563
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 918 905
Dominion Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.250% due 10/15/53 943 1,015
DPL, Inc.
Series AI
4.350% due 04/15/29 201 187
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 331 363
DTE Electric Co.
Series A
1.900% due 04/01/28 275 252
Duke Energy Carolinas LLC
2.450% due 08/15/29 750 674
Duke Energy Corp.
3.300% due 06/15/41 384 281
3.750% due 09/01/46 791 582
Duke Energy Progress LLC
3.450% due 03/15/29 505 479
Edison International
5.750% due 06/15/27 462 470
Elevance Health, Inc.
4.750% due 02/15/30 215 212
5.200% due 02/15/35 570 557
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 547
Energy Transfer Operating, LP
4.200% due 04/15/27 664 655
5.000% due 05/15/50 780 663
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 325 310
Enstar Group, Ltd.
3.100% due 09/01/31 800 684
Entegris Escrow Corp.
4.750% due 04/15/29 (Þ) 1,170 1,120
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 825 788
EPR Properties Co.
4.500% due 06/01/27 729 717
Equifax, Inc.
3.100% due 05/15/30 405 367
2.350% due 09/15/31 640 535
Equinix , Inc.
3.900% due 04/15/32 670 617
Exxon Mobil Corp.
3.452% due 04/15/51 230 162
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 840
FactSet Research Systems, Inc.
2.900% due 03/01/27 1,065 1,023
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 1,089 1,073
Fiserv, Inc.
3.500% due 07/01/29 445 418

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
66 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Flowserve Corp.
3.500% due 10/01/30 265 242
Fluor Corp.
4.250% due 09/15/28 195 185
FS KKR Capital Corp.
3.400% due 01/15/26 640 628
Gartner, Inc.
4.500% due 07/01/28 (Þ) 842 820
General Mills, Inc.
5.500% due 10/17/28 1,129 1,152
General Motors Financial Co., Inc.
5.800% due 06/23/28 1,108 1,130
Genworth Holdings, Inc.
6.500% due 06/15/34 186 183
Global Marine, Inc.
7.000% due 06/01/28 173 163
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 705 692
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 490 423
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 937
H.B. Fuller Co.
4.000% due 02/15/27 104 100
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Þ) 1,037 1,061
HCA, Inc.
5.625% due 09/01/28 1,018 1,031
Series WI
3.625% due 03/15/32 585 515
Hercules Capital, Inc.
3.375% due 01/20/27 966 925
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 425 409
5.600% due 10/15/54 440 415
Hexcel Corp.
3.950% due 02/15/27 1,084 1,059
Highwoods Properties, Inc.
4.125% due 03/15/28 1,064 1,018
Home Depot, Inc. (The)
3.350% due 04/15/50 785 548
Honeywell International, Inc.
4.500% due 01/15/34 395 377
Hudson Pacific Properties, LP
5.950% due 02/15/28 99 84
4.650% due 04/01/29 257 194
3.250% due 01/15/30 107 73
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,102 1,058
Hyundai Capital America
2.375% due 10/15/27 (Þ) 520 485
1.800% due 01/10/28 (Þ) 360 326
Indianapolis Power & Light Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.700% due 04/01/54 (Þ) 500 491
Intel Corp.
5.200% due 02/10/33 715 691
Intercontinental Exchange, Inc.
3.000% due 06/15/50 265 169
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 310 285
2.300% due 11/01/30 (Þ) 685 582
3.468% due 12/01/50 (Þ) 1,032 677
Intuit, Inc.
5.200% due 09/15/33 510 511
5.500% due 09/15/53 325 319
Jabil, Inc.
3.600% due 01/15/30 510 471
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 1,146 1,119
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 812
JBS USA Holding SARL/ JBS USA
Food Co./ JBS Co. SARL
Series WI
5.125% due 02/01/28 1,107 1,101
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,350 1,265
Series 2019
2.750% due 05/15/32 1,716 1,484
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 540 528
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 685 684
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 630 541
KeyCorp.
5.000% due 01/26/33 890 853
Kinder Morgan Energy Partners, LP
5.400% due 09/01/44 725 660
Kirby Corp.
4.200% due 03/01/28 1,052 1,018
Kohl's Corp.
4.625% due 05/01/31 339 271
5.550% due 07/17/45 125 80
Kroger Co. (The)
5.500% due 09/15/54 670 630
5.650% due 09/15/64 570 537
Kyndryl Holdings, Inc.
6.350% due 02/20/34 375 390
Las Vegas Sands Corp.
3.900% due 08/08/29 616 572
LKQ Corp.
Series WI
5.750% due 06/15/28 1,030 1,047
Lowe's Cos., Inc.
3.000% due 10/15/50 200 124
LPL Holdings, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 03/15/29 (Þ) 1,129 1,066
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 148 123
5.125% due 01/15/42 132 99
4.300% due 02/15/43 76 53
Main Street Capital Corp.
3.000% due 07/14/26 346 334
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 1,370 1,355
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 620 599
Marvell Technology, Inc.
4.875% due 06/22/28 325 323
5.950% due 09/15/33 215 223
Mattel, Inc.
3.375% due 04/01/26 (Þ) 1,185 1,161
Merck & Co., Inc.
2.750% due 12/10/51 630 381
Mercury General Corp.
4.400% due 03/15/27 1,083 1,062
Meta Platforms, Inc.
4.600% due 05/15/28 705 706
5.400% due 08/15/54 725 703
Micron Technology, Inc.
5.375% due 04/15/28 695 702
Molson Coors Beverage Co.
4.200% due 07/15/46 784 627
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 592 574
Morgan Stanley
3.125% due 07/27/26 195 190
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 405 347
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 750 745
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 325 241
Series 10YR
3.625% due 01/20/27 725 711
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,096 1,079
Motorola Solutions, Inc.
4.600% due 05/23/29 770 757
2.300% due 11/15/30 225 193
MPLX, LP
4.000% due 03/15/28 1,849 1,793
Murphy Oil Corp.
5.875% due 12/01/42 163 142
National Fuel Gas Co.
5.500% due 10/01/26 1,140 1,149
NetApp, Inc.
2.700% due 06/22/30 555 490
New York State Electric & Gas Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 12/01/26 (Þ) 1,133 1,099
Newell Brands, Inc.
5.375% due 04/01/36 352 357
5.500% due 04/01/46 431 412
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 930
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 619
Nordstrom, Inc.
5.000% due 01/15/44 327 244
Series WI
4.250% due 08/01/31 354 311
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,241 1,152
Nuveen LLC
4.000% due 11/01/28 (Þ) 295 286
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 1,136 1,070
Oceaneering International, Inc.
6.000% due 02/01/28 194 193
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 750 533
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 250 245
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 300 296
3.375% due 02/01/31 310 275
Series WI
4.500% due 04/01/27 350 346
ONEOK, Inc.
4.550% due 07/15/28 1,112 1,096
5.650% due 11/01/28 470 480
6.100% due 11/15/32 355 368
Oracle Corp.
3.250% due 11/15/27 950 913
2.875% due 03/25/31 630 554
3.950% due 03/25/51 215 159
5.550% due 02/06/53 225 213
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 950 908
PacifiCorp.
3.500% due 06/15/29 290 273
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 620 621
Penske Truck Leasing Co, LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 510 535
PepsiCo, Inc.
2.625% due 10/21/41 455 315
Pfizer, Inc.
4.750% due 05/19/33 540 523

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
68 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.550% due 05/28/40 330 229
Philip Morris International, Inc.
5.750% due 11/17/32 1,030 1,058
6.375% due 05/16/38 664 714
Piedmont Operating Partnership, LP
9.250% due 07/20/28 691 760
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 215 217
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,023 988
QVC, Inc.
5.950% due 03/15/43 196 109
Radian Group, Inc.
4.875% due 03/15/27 676 671
Raytheon Technologies Corp.
4.125% due 11/16/28 980 954
Realty Income Corp.
2.850% due 12/15/32 540 456
Republic Services, Inc.
5.000% due 04/01/34 340 332
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 247 220
4.625% due 04/06/31 (Þ) 119 101
Series REGS
4.625% due 04/16/29 (Þ) 127 113
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 100 95
4.800% due 05/15/30 (Þ) 100 94
7.500% due 07/15/38 (Þ) 99 98
6.875% due 04/15/40 (Þ) 190 181
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 359 376
3.700% due 03/15/28 87 82
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 535 493
RPM International, Inc.
3.750% due 03/15/27 909 889
RTX Corp.
6.400% due 03/15/54 405 440
S&P Global, Inc.
2.300% due 08/15/60 360 180
Series WI
3.900% due 03/01/62 110 82
Sabra Health Care, LP
3.200% due 12/01/31 445 382
Series WI
5.125% due 08/15/26 677 677
Safeway, Inc.
7.250% due 02/01/31 200 205
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 605 593
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 683 648
Series WI
4.400% due 07/13/27 180 178
Seagate HDD Cayman
4.875% due 06/01/27 108 106
4.091% due 06/01/29 323 301
4.125% due 01/15/31 205 185
5.750% due 12/01/34 162 155
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 1,146 1,078
6.875% due 07/15/33 (Þ) 174 181
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 913
Senior Housing Properties Trust
4.750% due 02/15/28 210 180
Service Properties Trust
4.950% due 02/15/27 150 140
3.950% due 01/15/28 162 136
4.950% due 10/01/29 319 253
4.375% due 02/15/30 300 226
Simon Property Group, LP
1.750% due 02/01/28 265 242
3.250% due 09/13/49 950 637
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 1,207 1,160
Skyworks Solutions, Inc.
1.800% due 06/01/26 1,071 1,026
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 759 742
3.000% due 10/15/30 (Þ) 520 449
Southern California Edison Co.
4.000% due 04/01/47 1,107 853
Southern Co. (The)
5.113% due 08/01/27 603 608
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 451 432
Steelcase, Inc.
5.125% due 01/18/29 193 185
Synchrony Financial
5.625% due 08/23/27 909 916
3.950% due 12/01/27 987 955
Synovus Financial Corp.
5.625% due 02/15/28 1,019 1,021
Tapestry, Inc.
5.500% due 03/11/35 413 402
Tenet Healthcare Corp.
6.875% due 11/15/31 171 177
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 694

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 814
Time Warner Cable LLC
5.500% due 09/01/41 1,116 948
T-Mobile USA, Inc.
4.950% due 03/15/28 375 375
Series WI
3.750% due 04/15/27 505 493
3.300% due 02/15/51 575 379
Toledo Hospital (The)
4.982% due 11/15/45 125 92
6.015% due 11/15/48 359 315
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,083 1,059
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 188 184
Transocean, Inc.
7.500% due 04/15/31 118 108
6.800% due 03/15/38 329 267
Travel + Leisure Co.
5.750% due 04/01/27 275 275
Truist Financial Corp.
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 505 502
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 475 429
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 575 569
Under Armour , Inc.
3.250% due 06/15/26 396 382
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,328 1,346
Series AA
4.150% due 08/25/31 487 464
2.700% due 05/01/32 531 468
United Rentals NA, Inc.
3.875% due 11/15/27 197 189
United States Steel Corp.
6.650% due 06/01/37 180 175
UnitedHealth Group, Inc.
5.875% due 02/15/53 880 882
6.050% due 02/15/63 405 413
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,083 1,025
Unum Group
4.046% due 08/15/41 (Þ) 550 434
4.500% due 12/15/49 170 135
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 1,025 1,015
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 425 429
Valero Energy Corp.
4.350% due 06/01/28 15 15
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 281 251
Verizon Communications, Inc.
3.550% due 03/22/51 1,615 1,140
VF Corp.
6.450% due 11/01/37 466 457
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 283 280
Virginia Electric & Power Co.
5.550% due 08/15/54 215 208
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,180 1,148
4.300% due 07/15/29 (Þ) 1,170 1,117
Vornado Realty, LP
3.400% due 06/01/31 328 280
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 887
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30 250 201
4.500% due 11/18/34 263 201
4.800% due 11/18/44 296 212
4.650% due 06/01/46 184 116
4.100% due 04/15/50 190 118
WarnerMedia Holdings, Inc.
Series WI
3.755% due 03/15/27 355 342
5.050% due 03/15/42 1,134 910
5.141% due 03/15/52 1,485 1,106
Waste Management, Inc.
4.625% due 02/15/33 575 559
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 650 652
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 1,370 1,353
Western Alliance Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 202 191
Western Digital Corp.
4.750% due 02/15/26 188 186
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 640 634
Xcel Energy, Inc.
4.000% due 06/15/28 584 565
Xerox Corp.
4.800% due 03/01/35 409 248
6.750% due 12/15/39 34 22
XPO CNW, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.700% due 05/01/34 175 182
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,029 1,036
Yum! Brands, Inc.
5.350% due 11/01/43 235 226
Zions Bancorp NA
3.250% due 10/29/29 772 688
194,246
International Debt - 12.6%
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/47 (Þ) 779 684
ACWA Power Management and
Investments One, Ltd.
5.950% due 12/15/39 (Þ) 243 239
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 1,169 1,151
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 450 449
3.300% due 01/30/32 580 506
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 393 386
AGL CLO, Ltd.
Series 2025-37A Class A1
1.000% due 04/22/38 (CME Term
SOFR 3 Month + 1.240%)(Ê)(Þ) 800 800
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,188 1,148
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 600 625
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.459% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,085 2,086
Ares Loan Funding VIII, Ltd.
Series 2025-ALF8 Class A1
1.000% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 550 550
AstraZeneca PLC
2.125% due 08/06/50 265 144
Australia & New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 650 551
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 520 482
BAE Systems PLC
5.300% due 03/26/34 (Þ) 615 613
5.500% due 03/26/54 (Þ) 600 585
Banco de Bogota SA
Series EMTQ
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 08/03/27 (Þ) 1,095 1,051
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 1,096 1,064
Banco Santander SA
5.588% due 08/08/28 1,120 1,135
3.490% due 05/28/30 600 547
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 660
Barclays PLC
5.200% due 05/12/26 768 768
4.836% due 05/09/28 295 290
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 775 806
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 1,095 1,123
Barings CLO, Ltd.
Series 2025-1A Class A1R2
1.000% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 3,040 3,040
BAT Capital Corp.
Series WI
4.540% due 08/15/47 640 505
Bellemeade Re, Ltd.
Series 2021-3A Class A2
5.734% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,380
Series 2023-1 Class M1A
6.934% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 1,426 1,431
BNP Paribas SA
4.625% due 03/13/27 (Þ) 847 833
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 1,095 1,096
British Airways Pass Through Trust
3.800% due 09/20/31 (Þ) 549 523
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 663
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 655
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 650 500
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 1,209 1,158
Cencosud SA
4.375% due 07/17/27 (Þ) 1,172 1,144
CI Financial Corp.
3.200% due 12/17/30 790 671
Colbun SA
3.950% due 10/11/27 (Þ) 820 788
Credit Agricole SA
3.250% due 01/14/30 (Þ) 750 673

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,115 1,052
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 580 577
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 1,160 1,176
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 268
Deutsche Telekom International Finance
BV
4.375% due 06/21/28 (Þ) 705 691
Diageo Capital PLC
5.625% due 10/05/33 650 667
Eagle RE, Ltd.
Series 2021-1 Class M2
9.184% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 1,016 1,027
Series 2021-2 Class M1C
8.184% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 1,884 1,902
Series 2021-2 Class M2
8.984% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,710
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 1,029 1,046
Emera US Finance, LP
Series WI
3.550% due 06/15/26 1,167 1,143
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 428
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 625 618
Enel Finance International NV
7.750% due 10/14/52 (Þ) 820 967
Eni USA, Inc.
7.300% due 11/15/27 1,009 1,075
Eurosail PLC
Series 2006-2A Class B1B
5.347% due 12/15/44 (SOFR +
0.502%)(Ê)(Þ) 345 344
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,162
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 683 678
Flatiron CLO 26, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-4A Class A
5.772% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 3,000 3,004
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,105 1,070
Fresenius Medical Care AG & Co.
KGaA
1.875% due 12/01/26 (Þ) 1,184 1,113
Glencore Funding LLC
5.634% due 04/04/34 650 648
5.893% due 04/04/54 (Þ) 320 311
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.725% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 992 987
HSBC Holdings PLC
4.300% due 03/08/26 835 831
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 600 636
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 325 323
7.625% due 05/17/32 669 729
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 1,121 1,088
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,737 1,700
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 839
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,159 1,064
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,105 1,025
KBC Groep NV
5.796% due 01/19/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 534 542
LCM XXIII, Ltd.
Series 2020-23A Class A1R
5.949% due 10/20/29 (CME Term
SOFR 3 Month + 1.332%)(Ê)(Þ) 1 1
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 1,142 1,149
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,095 1,111
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 248 238
LSEGA Financing PLC
2.000% due 04/06/28 (Þ) 747 681
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 130 134
5.150% due 03/17/30 (Þ) 445 435
6.500% due 03/26/31 (Þ) 180 186

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,865 2,707
Magnetite XXIX, Ltd.
Series 2024-29A Class AR
6.592% due 07/15/37 (CME Term
SOFR 3 Month + 1.350%)(Ê)(Þ) 820 821
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 1,090 1,064
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 139 145
Methanex Corp.
5.250% due 12/15/29 147 142
5.650% due 12/01/44 151 130
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 1,101 1,071
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 835 843
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 810 689
NBK Tier 1 Financing 2, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 667 627
Nokia OYJ
4.375% due 06/12/27 1,157 1,125
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
6.334% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 52 52
Oaktown Re, Ltd.
Series 2021-1A Class M1C
7.734% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 990 997
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 333
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 95 91
Prosus NV
4.850% due 07/06/27 (Þ) 1,160 1,138
3.832% due 02/08/51 (Þ) 710 460
QBE Insurance Group, Ltd.
5.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.513%)(Ê)(ƒ)(Þ) 775 775
Radnor RE, Ltd.
Series 2021-1 Class M1C
7.434% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 290 291
Series 2023-1 Class M1A
7.434% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 1,115 1,119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 611
Renesas Electronics Corp.
2.170% due 11/25/26 (Þ) 913 866
Republic of South Africa Government
International Bond
7.100% due 11/19/36 (Þ) 1,499 1,460
Rogers Communications, Inc.
5.000% due 02/15/29 275 273
5.300% due 02/15/34 535 522
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 386 375
Santander UK Group Holdings PLC
6.833% due 11/21/26 (SOFR +
2.749%)(Ê) 775 786
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 1,228 1,163
Scentre Group Trust 2
Series 144a
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 710 692
Sigma Finance Netherlands BV
4.875% due 03/27/28 (Þ) 687 675
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 655 651
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 1,126 1,077
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 195 206
SURA Asset Management SA
4.375% due 04/11/27 (Þ) 687 670
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 874 878
Suzano International Finance BV
5.500% due 01/17/27 984 985
Telecom Italia Capital SA
6.000% due 09/30/34 142 137
7.200% due 07/18/36 134 135
Tesco PLC
6.150% due 11/15/37 (Þ) 623 623
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,742 1,713
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 1,098 1,067
TransAlta Corp.
6.500% due 03/15/40 182 183
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 407

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TSMC Global, Ltd.
Series 144a
1.250% due 04/23/26 (Þ) 742 709
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê) 600 501
9.016% due 11/15/33 (SOFR +
5.020%)(Ê) 750 905
UniCredit SpA
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,053 1,008
5.861% due 06/19/32 (USD ICE
Swap Rate NY 5 Year Rate +
3.703%)(Ê)(Þ) 32 32
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 52 54
UPM- Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 734
Var Energi ASA
7.500% due 01/15/28 (Þ) 788 832
8.000% due 11/15/32 (Þ) 268 301
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 699 724
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 1,007 969
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 819 779
109,202
Mortgage-Backed Securities - 28.4%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (CME Term
SOFR 1 Month + 0.514%)(Ê) 213 137
Arbor Realty CLO, Ltd.
Series 2021-FL4 Class A
6.074% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 877 877
Series 2022-FL1 Class A
6.256% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,762 1,760
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.794% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 1,783 1,782
Barclays PLC
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 585 573
BDS LLC
Series 2022-FL11 Class ATS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.406% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,610 3,613
BX Commercial Mortgage Trust
Series 2021-CIP Class D
6.395% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 2,540 2,531
BX Trust
Series 2024-BIO Class C
7.249% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 5,702 5,635
Series 2024-MDHS Class A
6.038% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,464 2,477
Series 2024-MDHS Class B
6.450% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,491 1,492
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
7.457% due 12/15/37 (CME Term
SOFR 1 Month + 2.847%)(Ê)(Þ) 987 987
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,699
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 3,244 2,494
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,367
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 768
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 201 177
DK Trust
Series 2024-SPBX Class A
6.109% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 753
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Š)(Þ) 1,580 1,580
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
6.244% due 11/15/38 (CME Term
SOFR 1 Month + 1.634%)(Ê)(Þ) 2,547 2,542
Fannie Mae
2.600% due 2031 374 328
6.000% due 2032 6 6
5.000% due 2033 2 2
5.500% due 2034 6 5
4.500% due 2035 133 131
5.500% due 2037 41 41
5.500% due 2038 164 167
6.000% due 2039 15 16
4.000% due 2040 109 103
5.500% due 2040 203 207

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 2040 45 46
4.000% due 2041 161 152
6.000% due 2041 72 75
3.500% due 2043 382 347
4.000% due 2044 373 350
3.500% due 2045 450 406
3.000% due 2046 65 57
3.500% due 2046 94 86
4.000% due 2046 442 411
4.500% due 2046 158 152
3.000% due 2047 266 231
3.500% due 2047 206 187
4.000% due 2047 36 34
4.500% due 2048 525 502
5.000% due 2048 101 100
3.000% due 2049 3,029 2,603
4.000% due 2049 503 466
5.000% due 2049 229 225
2.500% due 2050 5,760 4,714
3.000% due 2050 5,769 4,967
2.000% due 2051 11,090 8,688
2.500% due 2051 452 373
4.000% due 2052 4,798 4,393
4.500% due 2053 6,838 6,435
5.000% due 2053 2,900 2,805
5.500% due 2053 4,285 4,238
30 Year TBA(Ï)
4.000% 1,999 1,928
5.500% 21,850 21,552
6.000% 24,599 24,715
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 2 2
Series 2004-W5 Class A1
6.000% due 02/25/47 83 85
Series 2005-24 Class ZE
5.000% due 04/25/35 63 63
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,576 1,576
Freddie Mac
5.500% due 2038 127 130
6.000% due 2038 36 37
5.000% due 2040 64 63
4.000% due 2041 459 434
4.500% due 2041 66 65
5.500% due 2041 76 78
3.500% due 2043 245 225
4.000% due 2044 168 158
3.500% due 2045 356 323
4.000% due 2045 174 163
3.000% due 2046 1,237 1,083
4.000% due 2046 82 76
3.000% due 2047 442 387
3.000% due 2048 66 58
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2048 482 449
4.500% due 2048 126 120
3.000% due 2049 154 134
2.500% due 2050 1,387 1,154
3.000% due 2050 2,338 2,015
2.000% due 2051 1,874 1,469
2.500% due 2051 66 55
4.000% due 2052 5,785 5,298
4.500% due 2052 6,745 6,349
5.500% due 2053 4,433 4,379
6.000% due 2054 3,945 3,965
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 22 22
Series 2006-R007 Class ZA
6.000% due 05/15/36 78 80
Series 2010-3632 Class PK
5.000% due 02/15/40 29 29
Series 2010-3653 Class B
4.500% due 04/15/30 50 50
Series 2012-4010 Class KM
3.000% due 01/15/42 28 26
Ginnie Mae II
2.500% due 2052 6,107 5,103
6.500% due 2054 4,921 5,011
30 Year TBA(Ï)
5.000% 4,000 3,879
5.500% 8,760 8,680
6.000% 15,000 15,092
6.500% 12,100 12,298
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 1,899 1,875
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 59
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 71 64
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 121 104
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,021 2,784
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,596 2,373
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 675 590
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,532 2,192
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,168 1,011
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,534 2,183
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,215 1,080

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,798 1,802
MF1 LLC
Series 2022-FL9 Class A
6.756% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,958 3,963
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.312% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 1,524 1,522
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 69
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 12
Preston Ridge Partners Mortgage LLC
Series 2021-9 Class A1
5.363% due 10/25/26 (~)(Ê)(Þ) 429 427
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 2,591 2,603
PRP Advisors LLC
Series 2024-RCF6 Class A1
4.000% due 10/25/54 (~)(Ê)(Þ) 1,771 1,706
PRPM LLC
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 964 967
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 702 711
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 943 949
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Š)(Þ) 3,400 3,374
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 55 50
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,672 1,524
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.743% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,633 1,634
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 1,735 1,752
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 320 265
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 06/25/50 (~)(Ê)(Þ) 809 690
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.927% due 06/20/44 (~)(Ê)(Þ) 81 77
245,563
Non-US Bonds - 6.3%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 3,500 3,219
Colombian TES
Series B
13.250% due 02/09/33 COP 10,885,000 2,657
EMF-UK PLC
Series 2014-1X Class A1A
5.999% due 03/13/46 (SONIA +
1.099%)(Ê)(Þ) GBP 365 455
Eurosail -UK PLC
Series 2007-6NCX Class A3A
5.719% due 09/13/45 (SONIA +
0.819%)(Ê)(Þ) GBP 364 451
Hellenic Republic International
Government Bond
4.125% due 06/15/54 (Þ) EUR 1,092 1,174
Iceland Rikisbref
6.500% due 01/24/31 ISK 173,264 1,225
Japan 30 Year Government International
Bond
Series 81
1.600% due 12/20/53 JPY 401,050 2,209
Series 84
2.100% due 09/20/54 JPY 533,950 3,286
Japan 40 Year Government International
Bond
Series 17
2.200% due 03/20/64 JPY 109,200 638
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 157,600 6,933
8.500% due 03/01/29 MXN 60,930 2,775
Mexico Government International Bond
2.250% due 08/12/36 EUR 243 197
4.000% due 03/15/15 EUR 1,011 755
Norway Government International
Bond
Series 487
3.625% due 04/13/34 (Þ) NOK 17,392 1,499
Parkmore Point RMBS PLC
Series 2022-1A Class A
6.282% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,550 1,946
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 3,471 3,313
Series 14-2
7.470% due 11/12/26 MXN 74,930 3,338

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 12,903 580
Series 2048
8.750% due 02/28/48 ZAR 25,397 1,082
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
5.172% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 251 310
Series 2006-NS3X Class A2A
5.172% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 303 372
Series 2006-NS4X Class A3A
5.192% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 527 647
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 1,100 1,181
5.625% due 02/22/36 (Þ) EUR 708 703
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 1,764
5.000% due 09/27/26 (Þ) EUR 1,268 1,343
1.750% due 07/13/30 (Þ) EUR 2,011 1,739
2.124% due 07/16/31 (Þ) EUR 1,787 1,525
3.750% due 02/07/34 (Þ) EUR 2,270 2,011
2.625% due 12/02/40 (Þ) EUR 1,845 1,218
2.875% due 04/13/42 (Þ) EUR 1,465 979
4.625% due 04/03/49 (Þ) EUR 424 357
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.027% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 496 617
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 1,628 2,058
54,556
United States Government Treasuries - 5.6%
United States Treasury Notes
2.250% due 03/31/26 2,237 2,183
1.625% due 05/15/26 1,918 1,851
1.500% due 08/15/26 2,677 2,562
1.625% due 09/30/26 2,330 2,228
4.625% due 11/15/26 1,190 1,198
2.375% due 05/15/27 1,490 1,427
0.375% due 07/31/27 1,597 1,446
0.500% due 08/31/27 1,215 1,101
0.750% due 01/31/28 1,272 1,143
2.750% due 02/15/28 2,074 1,980
2.875% due 05/15/28 1,298 1,240
3.125% due 11/15/28 163 156
5.250% due 11/15/28 1,538 1,584
4.250% due 02/28/29 1,195 1,190
4.125% due 03/31/29 1,670 1,654
2.375% due 05/15/29 1,950 1,797
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 07/31/29 420 413
4.000% due 10/31/29 1,071 1,053
1.750% due 11/15/29 691 613
0.625% due 08/15/30 2,294 1,864
0.875% due 11/15/30 1,017 833
1.125% due 02/15/31 760 627
1.250% due 08/15/31 925 755
1.875% due 02/15/32 797 671
2.750% due 08/15/32 1,815 1,611
3.375% due 05/15/33 444 408
3.875% due 08/15/33 300 286
4.500% due 11/15/33 1,385 1,379
4.000% due 02/15/34 1,600 1,533
4.375% due 05/15/34 695 685
3.875% due 08/15/34 2,442 2,311
4.250% due 11/15/34 440 429
4.500% due 02/15/36 385 384
1.375% due 11/15/40 631 391
3.125% due 11/15/41 490 394
2.750% due 11/15/42 780 583
3.125% due 02/15/43 538 425
2.875% due 05/15/43 764 579
4.625% due 11/15/44 209 203
2.875% due 08/15/45 779 575
3.000% due 05/15/47 848 627
2.750% due 11/15/47 133 93
3.000% due 02/15/48 472 347
3.125% due 05/15/48 593 445
3.375% due 11/15/48 549 429
2.875% due 05/15/49 183 130
1.250% due 05/15/50 429 204
2.375% due 05/15/51 925 582
2.000% due 08/15/51 581 332
1.875% due 11/15/51 568 314
4.000% due 11/15/52 445 388
4.250% due 02/15/54 415 379
4.625% due 05/15/54 460 448
4.250% due 08/15/54 147 134
48,597
Total Long-Term Investments
(cost $716,592) 689,200
Short-Term Investments - 28.4%
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 800 789
General Motors Co.
6.125% due 10/01/25 187 188
Inter-American Development Bank
Series GMTN
4.814% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,230
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.363% due 11/25/25 (~)(Ê)(Þ) 274 275
Qwest Corp.
7.250% due 09/15/25 88 88
U.S. Cash Management Fund(@) 153,095,137
(∞)
153,080
United States Treasury Bills
3.738% due 01/02/25 (ž) 850 850
3.921% due 01/28/25 (ž) 19,800 19,740
4.103% due 02/20/25 (ž) 23,326 23,194
4.243% due 02/25/25 (ç)(ž) 2,731 2,713
4.183% due 06/05/25 (ž) 26,021 25,561
4.186% due 06/12/25 (ž) 16,968 16,654
United States Treasury Notes
2.125% due 05/15/25 1,668 1,655
Total Short-Term Investments
(cost $246,003) 246,017
Total Investments - 108.1%
(identified cost $962,595) 935,217
Other Assets and Liabilities,
Net - (8.1)%
(70,328)
Net Assets - 100.0%
864,889

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
29.0%
Abu Dhabi Crude Oil Pipeline LLC 07/12/24 779,000 90.10 702
684
ACWA Power Management and Investments One, Ltd. 01/11/24 243,111 97.11 236
239
Africa Finance Corp. 11/02/21 393,000 101.39 398
386
Africa Finance Corp. 09/13/22 800,000 99.12 793
789
AGL CLO, Ltd. 12/18/24 800,000 100.00 800
800
Aircastle , Ltd. 08/03/22 1,007,000 89.94 906
937
Aircastle , Ltd. 10/30/24 1,160,000 102.33 1,187
1,184
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC 08/20/24 50,000 93.51 47
46
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 97.69 156
159
Alimentation Couche-Tard, Inc. 08/03/23 1,188,000 95.32 1,132
1,148
Allianz SE 10/30/24 600,000 106.18 637
625
American Tower Trust #1 06/21/23 5,247,000 101.05 5,302
5,298
American Tower Trust #1 05/08/24 903,000 94.03 849
861
Andorra Government International Bond 04/28/21 EUR 3,500,000 115.82 4,054
3,219
Arbor Realty CLO, Ltd. 11/22/24 876,503 100.00 876
877
Arbor Realty CLO, Ltd. 11/22/24 1,762,142 99.98 1,762
1,760
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 1,782,812 99.97 1,782
1,782
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,085,160 100.00 2,085
2,086
Ares Loan Funding VIII, Ltd. 12/19/24 550,000 100.00 550
550
Ares Management Corp. 08/08/24 1,019,000 94.53 963
975
Australia & New Zealand Banking Group, Ltd. 10/30/24 650,000 85.16 554
551
Aviation Capital Group LLC 11/12/24 220,000 96.53 212
213
Avolon Holdings Funding, Ltd. 10/30/24 520,000 92.81 483
482
AXIS Equipment Finance Receivables XIV LLC 07/18/24 1,310,000 99.99 1,310
1,320
AXIS Equipment Finance Receivables XIV LLC 07/23/24 1,128,000 100.14 1,130
1,130
BAE Systems PLC 10/30/24 600,000 100.61 604
585
BAE Systems PLC 10/30/24 615,000 100.98 621
613
Banco de Bogota SA 12/12/24 1,095,000 97.01 1,062
1,051
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 08/08/24 1,096,000 97.51 1,069
1,064
Barclays PLC 03/26/24 585,378 97.22 569
573
Barings CLO, Ltd. 12/20/24 3,040,000 100.00 3,040
3,040
Bayer US Finance II LLC 03/06/24 673,000 102.22 688
693
BDS LLC 04/04/22 3,610,211 100.00 3,610
3,613
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,380
Bellemeade Re, Ltd. 10/18/23 1,426,000 100.00 1,426
1,431
Blackstone Holdings Finance Co. LLC 10/30/24 510,000 85.08 434
426
BNP Paribas SA 06/10/20 847,000 103.18 874
833
BNP Paribas SA 10/30/24 1,095,000 101.35 1,110
1,096
BRAVO Residential Funding Trust 10/09/24 624,471 100.00 624
624
British Airways Pass Through Trust 12/06/24 549,439 96.65 531
523
Business Jet Securities LLC 09/06/24 971,347 100.00 971
959
BX Commercial Mortgage Trust 12/02/21 2,540,319 99.88 2,537
2,531
BX Trust 01/24/24 5,702,000 99.76 5,688
5,635
BX Trust 05/02/24 2,464,128 99.76 2,458
2,477
BX Trust 05/02/24 1,490,725 99.76 1,487
1,492
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.10 988
987
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.64 3,410
2,699
CAMB Commercial Mortgage Trust 09/24/24 3,244,000 81.29 2,637
2,494
Carnival Corp. 09/16/24 1,110,000 96.49 1,071
1,052
Cellnex Telecom SA 10/30/24 650,000 78.56 511
500
Cencosud SA 09/12/23 1,172,000 94.82 1,111
1,144
CF Industries, Inc. 12/07/23 1,061,000 98.15 1,041
1,051
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,406
1,367
CLI Funding IX LLC 07/24/24 1,249,842 100.49 1,256
1,240
Colbun SA 12/12/24 820,000 96.92 795
788
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.52 240
249
Credit Agricole SA 03/06/24 1,115,000 93.48 1,042
1,052
Credit Agricole SA 10/30/24 750,000 90.94 682
673
Daimler Truck Finance North America LLC 10/30/24 580,000 100.74 584
577
Danske Bank A/S 10/30/24 1,160,000 102.12 1,185
1,176
DBGS Mortgage Trust 04/03/19 985,000 101.00 995
768
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 918,000 96.78 888
905
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 200,995 100.39 202
177
Deutsche Telekom International Finance BV 09/16/24 705,000 100.62 709
691

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
DK Trust 03/01/24 751,000 100.00 751
753
DLLAA LLC 07/25/23 1,676,000 100.00 1,676
1,716
Dresdner Funding Trust I 04/29/24 331,000 106.19 351
363
Eagle RE, Ltd. 04/13/23 1,884,227 101.83 1,919
1,902
Eagle RE, Ltd. 11/15/23 1,015,911 103.64 1,053
1,027
Eagle RE, Ltd. 01/11/24 1,650,000 103.68 1,711
1,710
Element Fleet Management Corp. 08/07/23 1,029,000 100.27 1,032
1,046
Ellington Financial Mortgage Trust 12/10/24 1,580,000 100.00 1,580
1,580
ELP Commercial Mortgage Trust 11/01/21 2,547,035 98.47 2,508
2,542
EMF-UK PLC 06/24/22 GBP 364,734 121.05 441
455
Enel Finance International NV 10/03/24 820,000 128.22 1,051
967
Entegris Escrow Corp. 07/02/24 1,170,000 96.61 1,131
1,120
Eurosail PLC 02/27/23 344,599 97.85 337
344
Eurosail -UK PLC 01/21/21 GBP 363,534 135.73 493
451
Ferguson Finance PLC 05/06/24 1,089,000 97.51 1,062
1,073
FIGRE Trust 03/19/24 2,015,088 100.03 2,016
2,035
FIGRE Trust 07/19/24 2,049,729 101.27 2,076
2,088
FIGRE Trust 09/09/24 1,168,774 100.00 1,169
1,147
FIGRE Trust 10/31/24 2,695,773 100.00 2,696
2,696
FIGRE Trust 12/11/24 1,576,000 100.00 1,576
1,576
Flatiron CLO 26, Ltd. 11/01/24 3,000,000 100.00 3,000
3,004
Fresenius Medical Care AG & Co. KGaA 02/06/23 1,184,000 92.91 1,100
1,113
Gartner, Inc. 12/07/23 842,000 95.71 806
820
Glencore Funding LLC 10/30/24 320,000 101.05 323
311
Glencore Funding LLC 10/30/24 650,000 101.33 659
648
GS Mortgage Securities Trust 08/04/23 1,899,000 96.09 1,825
1,875
Harley-Davidson Financial Services, Inc. 04/25/24 1,037,000 100.74 1,045
1,061
Hellenic Republic International Government Bond 04/24/24 EUR 1,092,000 104.83 1,145
1,174
HGI CRE CLO, Ltd. 09/17/21 991,508 100.00 991
987
HMH Trust 06/09/17 1,170,000 99.97 1,170
59
Hyundai Capital America 10/30/24 360,000 91.12 328
326
Hyundai Capital America 10/30/24 520,000 93.43 486
485
ICICI Bank, Ltd. 10/03/24 1,121,000 98.34 1,102
1,088
Imperial Brands Finance PLC 08/07/23 1,737,000 97.28 1,688
1,700
Indianapolis Power & Light Co. 10/30/24 500,000 101.40 507
491
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 94.98 847
839
InRetail Consumer 02/06/24 1,159,000 92.09 1,067
1,064
International Flavors & Fragrances, Inc. 10/03/23 1,032,000 56.80 586
677
International Flavors & Fragrances, Inc. 10/30/24 685,000 85.66 587
582
International Flavors & Fragrances, Inc. 10/30/24 310,000 91.95 285
285
Jackson National Life Global Funding 12/11/23 1,146,000 96.01 1,100
1,119
JDE Peet's NV 09/12/23 1,105,000 91.65 1,013
1,025
JPMorgan Mortgage Trust 06/05/20 71,400 102.78 73
64
JPMorgan Mortgage Trust 03/30/21 121,275 101.93 124
104
JPMorgan Mortgage Trust 04/26/21 3,021,461 102.07 3,084
2,784
JPMorgan Mortgage Trust 06/24/21 2,595,956 102.34 2,657
2,373
JPMorgan Mortgage Trust 01/26/22 2,532,078 99.15 2,511
2,192
JPMorgan Mortgage Trust 02/24/22 1,167,663 97.66 1,140
1,011
JPMorgan Mortgage Trust 03/23/22 2,533,889 96.31 2,440
2,183
JPMorgan Mortgage Trust 04/27/22 1,215,181 95.85 1,165
1,080
JPMorgan Mortgage Trust 04/20/23 675,207 88.80 600
590
JPMorgan Mortgage Trust 09/27/23 1,281,901 100.00 1,282
1,293
JPMorgan Mortgage Trust 02/27/24 726,341 100.00 726
730
JPMorgan Mortgage Trust 12/18/24 1,797,560 100.36 1,804
1,802
JPMorgan Mortgage Trust 12/18/24 687,654 100.37 690
689
KBC Groep NV 02/06/24 534,000 101.09 540
542
Kubota Credit Owner Trust 02/14/24 1,716,000 99.98 1,716
1,735
Kubota Credit Owner Trust 06/18/24 660,000 99.99 660
667
LCM XXIII, Ltd. 01/29/20 1,114 100.00 1
1
LG Energy Solution, Ltd. 08/08/24 1,142,000 101.09 1,154
1,149
LPL Holdings, Inc. 08/08/24 1,129,000 94.62 1,068
1,066
LSEGA Financing PLC 09/16/24 747,000 93.52 699
681
Macquarie Airfinance Holdings, Ltd. 10/30/24 130,000 102.90 134
134
Macquarie Airfinance Holdings, Ltd. 10/30/24 180,000 103.68 187
186
Macquarie Airfinance Holdings, Ltd. 10/30/24 445,000 98.05 436
435

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Macquarie Group, Ltd. 10/30/24 2,865,000 94.33 2,702
2,707
Magnetite XXIX, Ltd. 09/17/24 820,000 100.21 822
821
Marks & Spencer PLC 09/16/24 139,000 110.16 153
145
Mattel, Inc. 08/07/23 1,185,000 96.61 1,145
1,161
MF1 LLC 05/13/22 3,958,335 99.16 3,925
3,963
MHC Commercial Mortgage Trust 04/06/21 1,524,161 99.27 1,513
1,522
MISC Capital Two Labuan, Ltd. 09/12/23 1,101,000 95.97 1,057
1,071
MMAF Equipment Finance LLC 01/17/24 1,160,000 99.99 1,160
1,169
Monongahela Power Co. 01/11/24 592,000 96.68 572
574
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.21 12
12
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.78 69
69
National Australia Bank, Ltd. 10/30/24 810,000 85.72 694
689
NBK Tier 1 Financing 2, Ltd. 12/12/24 667,000 94.60 631
627
New York State Electric & Gas Corp. 10/16/23 1,133,000 95.02 1,077
1,099
NGPL PipeCo LLC 09/26/19 553,000 124.04 686
619
Norway Government International Bond 02/06/24 NOK 17,392,000 9.34 1,624
1,499
NRG Energy, Inc. 03/06/24 1,241,000 91.91 1,141
1,152
Nuveen LLC 10/30/24 295,000 97.57 288
286
Oaktown Re VII, Ltd. 10/15/21 52,340 100.00 52
52
Oaktown Re, Ltd. 09/28/21 990,193 101.46 1,005
997
Ohio National Financial Services, Inc. 09/16/24 250,000 101.10 253
245
Open Text Corp. 08/07/23 323,000 101.14 327
333
Parkmore Point RMBS PLC 02/07/23 GBP 1,549,614 118.47 1,836
1,946
Pennsylvania Electric Co. 08/07/23 620,000 99.42 616
621
Penske Truck Leasing Co, LP / PTL Finance Corp. 10/30/24 510,000 105.53 538
535
Petroleos Mexicanos 04/02/24 EUR 3,471,000 94.58 3,283
3,313
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 95,000 95.76 91
91
Preston Ridge Partners Mortgage LLC 12/01/20 274,054 100.00 274
275
Preston Ridge Partners Mortgage LLC 05/24/23 428,539 96.75 415
427
Preston Ridge Partners Mortgage LLC 02/23/24 2,590,757 100.00 2,591
2,603
Prosus NV 07/12/24 1,160,000 98.25 1,140
1,138
Prosus NV 10/30/24 710,000 67.26 478
460
PRP Advisors LLC 10/07/24 1,770,873 96.78 1,714
1,706
PRPM LLC 11/08/24 964,085 100.00 964
967
QBE Insurance Group, Ltd. 10/30/24 775,000 99.94 775
775
Radnor RE, Ltd. 07/27/23 1,115,443 100.00 1,115
1,119
Radnor RE, Ltd. 11/28/23 290,372 100.71 292
291
RCKT Mortgage Trust 09/13/23 701,732 99.98 702
711
RCKT Mortgage Trust 02/15/24 1,129,278 99.99 1,129
1,134
RCKT Mortgage Trust 03/19/24 1,517,246 99.99 1,517
1,526
RCKT Mortgage Trust 08/14/24 1,156,682 99.99 1,157
1,151
RCKT Mortgage Trust 12/12/24 3,400,000 100.00 3,400
3,374
RCKT Mortgage Trust 12/12/24 942,911 100.69 949
949
Reliance Industries, Ltd. 02/06/24 633,000 96.26 609
611
Renesas Electronics Corp. 12/11/23 913,000 93.48 853
866
Republic of South Africa Government International Bond 11/12/24 1,499,000 100.00 1,499
1,460
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 247,000 89.11 220
220
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 127,000 89.29 113
113
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/16/24 119,000 86.85 103
101
RMAC Securities No. 1 PLC 04/15/21 GBP 303,495 133.75 406
372
RMAC Securities No. 1 PLC 04/15/21 GBP 527,461 133.82 706
647
RMAC Securities No. 1 PLC 04/15/21 GBP 250,972 134.63 338
310
Rockies Express Pipeline LLC 04/29/24 100,000 91.24 91
94
Rockies Express Pipeline LLC 04/29/24 190,000 96.20 183
181
Rockies Express Pipeline LLC 09/17/24 99,000 104.97 104
98
Rockies Express Pipeline LLC 12/03/24 100,000 96.34 96
95
Rogers Communications, Inc. 08/06/24 386,000 97.22 375
375
Romania Government International Bond 02/23/21 EUR 1,845,000 104.10 1,921
1,218
Romania Government International Bond 07/08/21 EUR 1,465,000 108.44 1,589
979
Romania Government International Bond 02/24/22 EUR 1,787,000 87.58 1,565
1,525
Romania Government International Bond 02/24/22 EUR 424,000 99.66 423
357
Romania Government International Bond 09/21/22 EUR 1,718,000 96.83 1,663
1,764
Romania Government International Bond 09/11/23 EUR 1,100,000 107.44 1,182
1,181
Romania Government International Bond 09/12/23 EUR 2,011,000 87.48 1,759
1,739
Romania Government International Bond 02/15/24 EUR 708,000 106.76 756
703

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Romania Government International Bond 02/27/24 EUR 1,268,000 110.49 1,401
1,343
Romania Government International Bond 04/19/24 EUR 2,270,000 94.09 2,136
2,011
Saluda Grade Alternative Mortgage Trust 02/07/24 760,970 102.08 777
778
Saluda Grade Alternative Mortgage Trust 04/05/24 2,390,546 99.99 2,390
2,392
Sammons Financial Group, Inc. 10/30/24 605,000 98.07 593
593
Scentre Group Trust 2 10/30/24 710,000 98.42 699
692
Sealed Air Corp. 04/29/24 174,000 100.94 176
181
Sealed Air Corp. 10/02/24 1,146,000 94.78 1,086
1,078
Sequoia Mortgage Trust 10/21/16 54,504 102.46 56
50
Sequoia Mortgage Trust 05/06/21 1,672,160 102.48 1,714
1,524
Sigma Finance Netherlands BV 08/08/24 687,000 99.19 681
675
SMBC Aviation Capital Finance DAC 10/30/24 655,000 100.61 659
651
Smithfield Foods, Inc. 05/06/24 759,000 96.85 735
742
Smithfield Foods, Inc. 10/30/24 520,000 86.85 452
449
Sodexo, Inc. 09/12/23 1,126,000 94.98 1,069
1,077
Standard Chartered PLC 04/30/24 195,000 101.16 197
206
SURA Asset Management SA 11/06/23 687,000 93.94 645
670
Suzano Austria GmbH 01/11/24 874,000 100.42 878
878
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
617
TCO Commercial Mortgage Trust 12/06/24 1,633,000 99.75 1,629
1,634
Tesco PLC 09/03/20 623,000 124.95 778
623
Texas Eastern Transmission, LP 07/06/22 854,000 97.15 830
814
Textainer Marine Containers VII, Ltd. 08/06/24 1,742,400 100.00 1,742
1,713
Topaz Solar Farms LLC 04/29/24 188,386 99.06 187
184
Towd Point Mortgage Trust 08/17/20 771,282 101.65 784
748
Towd Point Mortgage Trust 07/21/23 1,734,801 99.84 1,732
1,752
Towd Point Mortgage Trust 10/19/23 1,171,069 99.99 1,171
1,192
TSMC Global, Ltd. 11/14/24 742,000 95.52 709
709
UBS Group AG 10/30/24 750,000 122.73 920
905
UBS Group AG 10/30/24 600,000 84.95 510
501
UniCredit SpA 09/12/23 1,053,000 92.11 970
1,008
UniCredit SpA 04/29/24 52,000 101.01 52
54
UniCredit SpA 07/02/24 32,000 100.73 32
32
Unum Group 10/30/24 550,000 79.67 438
434
UPM- Kymmene OYJ 11/21/22 699,000 103.73 725
734
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 1,628,000 127.07 2,069
2,058
Var Energi ASA 02/06/23 788,000 103.28 814
832
Var Energi ASA 08/03/23 268,000 105.99 284
301
Verdant Receivables LLC 08/10/23 878,955 100.00 879
892
VICI Properties, Inc. 09/12/23 283,000 96.66 274
280
Vistra Operations Co. LLC 08/07/23 1,180,000 95.35 1,125
1,148
Vistra Operations Co. LLC 10/30/24 1,170,000 96.02 1,123
1,117
Weir Group PLC (The) 01/11/24 1,007,000 95.83 965
969
Wells Fargo Mortgage Backed Securities Trust 04/23/21 808,538 102.20 826
690
WinWater Mortgage Loan Trust 03/29/17 80,659 101.98 82
77
Wipro IT Services LLC 08/03/23 819,000 94.43 773
779
XPO, Inc. 12/19/23 1,029,000 100.85 1,038 1,036
250,901
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 108 CAD 13,242 03/25
149
Long Gilt Bond Futures 139 GBP 12,845 03/25
(490)
United States 2 Year Treasury Note Futures 639 USD 131,384 03/25
(61)
United States 5 Year Treasury Note Futures 556 USD 59,106 03/25
(489)
United States 10 Year Treasury Note Futures 818 USD 88,958 03/25
(809)
United States 10 Year Ultra Treasury Note Futures 1,058 USD 117,769 03/25
(1,594)
United States Treasury Long Bond Futures 551 USD 62,728 03/25
(1,461)
United States Treasury Ultra Bond Futures 314 USD 37,337 03/25 (1,240)
Short Positions
30 Year Euro- Buxl Futures 12 EUR 1,592 03/25
102
Euro- Bobl Futures 31 EUR 3,654 03/25
46
Euro-Bund Futures 156 EUR 20,817 03/25
571
Euro-Schatz Futures 11 EUR 1,177 03/25
5
Japanese 10 Year Government Bond Futures 49 JPY 6,953,100 03/25
177
Japanese 10 Year Mini Government Bond Futures 4 JPY 56,856 03/25
—
Long Gilt Bond Futures 6 GBP 555 03/25
13
United States 2 Year Treasury Note Futures 409 USD 84,094 03/25
105
United States 5 Year Treasury Note Futures 357 USD 37,951 03/25
40
United States 10 Year Treasury Note Futures 2 USD 218 03/25
4
United States 10 Year Ultra Treasury Note Futures 333 USD 37,067 03/25
890
United States Treasury Long Bond Futures 5 USD 569 03/25
13
United States Treasury Ultra Bond Futures 23 USD 2,735 03/25 153
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,876)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,199 EUR 2,088 01/10/25 (35)
Bank of America GBP 3,463 USD 4,332 01/10/25 (3)
Citigroup USD 1,540 AUD 2,402 01/15/25 (53)
Citigroup USD 253 BRL 1,475 02/04/25 (14)
Citigroup USD 435 BRL 2,679 02/04/25 (3)
Citigroup USD 724 BRL 4,188 02/04/25 (50)
Citigroup USD 845 BRL 5,209 02/04/25 (7)
Citigroup USD 3,840 BRL 22,260 02/04/25 (258)
Citigroup USD 310 CAD 420 01/15/25 (18)
Citigroup USD 80 CLP 76,773 01/15/25 (3)
Citigroup USD 1,625 CLP 1,518,761 01/15/25 (98)
Citigroup USD 79 EUR 73 01/15/25 (3)
Citigroup USD 79 EUR 73 01/15/25 (4)
Citigroup USD 122 EUR 112 01/15/25 (6)
Citigroup USD 245 EUR 225 01/15/25 (12)
Citigroup USD 688 EUR 653 01/15/25 (11)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 1,543 EUR 1,480 01/15/25 (9)
Citigroup USD 139 GBP 107 01/15/25 (5)
Citigroup USD 228 GBP 182 01/15/25 —
Citigroup USD 144 HUF 54,083 01/15/25 (8)
Citigroup USD 27 ILS 102 01/15/25 1
Citigroup USD 209 ILS 778 01/15/25 5
Citigroup USD 240 ILS 894 01/15/25 6
Citigroup USD 1,201 ILS 4,471 01/15/25 29
Citigroup USD 2 JPY 370 01/15/25 —
Citigroup USD 20 JPY 3,000 01/15/25 (1)
Citigroup USD 371 JPY 55,860 01/15/25 (16)
Citigroup USD 1,661 KRW 2,223,450 01/15/25 (155)
Citigroup USD 92 MXN 1,872 01/15/25 (3)
Citigroup USD 583 MXN 12,164 01/15/25 (1)
Citigroup USD 4,020 MXN 82,155 01/15/25 (88)
Citigroup USD 1 NOK 14 01/15/25 —
Citigroup USD 5 NOK 57 01/15/25 —
Citigroup USD 70 NOK 760 01/15/25 (3)
Citigroup USD 105 NOK 1,145 01/15/25 (4)
Citigroup USD — NZD 1 01/15/25 —
Citigroup USD 246 NZD 406 01/15/25 (19)
Citigroup USD 172 SEK 1,895 01/15/25 (1)
Citigroup USD 1,610 TRY 59,115 01/15/25 42
Citigroup USD 58 ZAR 1,018 01/15/25 (4)
Citigroup USD 192 ZAR 3,594 01/15/25 (1)
Citigroup USD 245 ZAR 4,411 01/15/25 (11)
Citigroup USD 281 ZAR 5,266 01/15/25 (2)
Citigroup USD 404 ZAR 7,329 01/15/25 (16)
Citigroup USD 406 ZAR 7,392 01/15/25 (15)
Citigroup USD 409 ZAR 7,675 01/15/25 (3)
Citigroup USD 426 ZAR 8,006 01/15/25 (2)
Citigroup USD 508 ZAR 9,156 01/15/25 (23)
Citigroup USD 508 ZAR 9,154 01/15/25 (23)
Citigroup USD 527 ZAR 9,419 01/15/25 (29)
Citigroup USD 533 ZAR 9,979 01/15/25 (4)
Citigroup USD 653 ZAR 11,656 01/15/25 (36)
Citigroup USD 810 ZAR 14,233 01/15/25 (57)
Citigroup BRL 902 USD 154 02/04/25 9
Citigroup BRL 1,266 USD 217 02/04/25 13
Citigroup BRL 2,347 USD 389 02/04/25 11
Citigroup BRL 2,606 USD 430 02/04/25 11
Citigroup BRL 2,631 USD 426 02/04/25 3
Citigroup BRL 3,044 USD 497 02/04/25 8
Citigroup BRL 4,919 USD 841 02/04/25 49
Citigroup BRL 7,393 USD 1,172 02/04/25 (17)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup BRL 7,526 USD 1,195 02/04/25 (16)
Citigroup CAD 116 USD 84 01/15/25 4
Citigroup CHF 1,233 EUR 1,331 01/15/25 20
Citigroup CHF 1,477 EUR 1,600 01/15/25 29
Citigroup CHF 1,481 EUR 1,599 01/15/25 23
Citigroup CLP 515,959 USD 546 01/15/25 27
Citigroup CLP 531,174 USD 561 01/15/25 27
Citigroup CLP 548,401 USD 583 01/15/25 31
Citigroup CNY 3,577 USD 494 01/15/25 (1)
Citigroup CNY 5,626 USD 778 01/15/25 (3)
Citigroup CNY 7,499 USD 1,038 01/15/25 (2)
Citigroup COP 1,244,563 USD 285 01/15/25 3
Citigroup COP 3,041,149 USD 708 01/15/25 19
Citigroup COP 3,773,437 USD 865 01/15/25 10
Citigroup COP 10,795,938 USD 2,551 01/15/25 105
Citigroup EUR 495 CHF 461 01/15/25 (5)
Citigroup EUR 799 CHF 743 01/15/25 (9)
Citigroup EUR 904 CHF 840 01/15/25 (10)
Citigroup EUR 51 HUF 21,010 01/15/25 —
Citigroup EUR 55 HUF 22,729 01/15/25 —
Citigroup EUR 487 HUF 201,183 01/15/25 2
Citigroup EUR 903 HUF 375,476 01/15/25 9
Citigroup EUR 1,550 JPY 250,167 01/14/25 (15)
Citigroup EUR 39 JPY 6,242 01/15/25 —
Citigroup EUR 1,470 JPY 234,179 01/15/25 (34)
Citigroup EUR 1,490 JPY 239,898 01/15/25 (18)
Citigroup EUR 115 NOK 1,355 01/15/25 —
Citigroup EUR 1,573 NOK 18,393 01/15/25 (14)
Citigroup EUR 160 USD 174 01/15/25 8
Citigroup EUR 300 USD 318 01/15/25 7
Citigroup EUR 317 USD 333 01/15/25 5
Citigroup EUR 350 USD 370 01/15/25 7
Citigroup EUR 503 USD 549 01/15/25 27
Citigroup EUR 1,663 USD 1,792 01/15/25 68
Citigroup EUR 3,100 USD 3,384 01/15/25 171
Citigroup EUR 22,114 USD 24,358 01/15/25 1,440
Citigroup GBP 112 USD 141 01/15/25 1
Citigroup GBP 1,240 USD 1,599 01/15/25 47
Citigroup GBP 2,596 USD 3,380 01/15/25 130
Citigroup HUF 21,146 EUR 52 01/15/25 1
Citigroup HUF 599,252 EUR 1,485 01/15/25 31
Citigroup HUF 54,083 USD 139 01/15/25 3
Citigroup ILS 438 USD 119 01/15/25 (2)
Citigroup ILS 788 USD 213 01/15/25 (4)
Citigroup ILS 2,237 USD 606 01/15/25 (10)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup ILS 2,781 USD 753 01/15/25 (13)
Citigroup JPY 35,241 EUR 220 01/14/25 3
Citigroup JPY 7,669 EUR 48 01/15/25 1
Citigroup JPY 27,416 USD 186 01/15/25 11
Citigroup JPY 35,409 USD 230 01/15/25 5
Citigroup JPY 94,000 USD 635 01/15/25 37
Citigroup JPY 434,800 USD 2,952 01/15/25 186
Citigroup JPY 502,950 USD 3,432 01/15/25 232
Citigroup KRW 712,873 USD 525 01/15/25 43
Citigroup KRW 1,511,030 USD 1,115 01/15/25 91
Citigroup MXN 3,972 USD 193 01/15/25 3
Citigroup MXN 4,059 USD 204 01/15/25 10
Citigroup MXN 7,658 USD 388 01/15/25 22
Citigroup MXN 17,691 USD 858 01/15/25 12
Citigroup MXN 41,715 USD 2,008 01/15/25 12
Citigroup MXN 299,052 USD 15,067 01/15/25 755
Citigroup NOK 1,819 EUR 153 01/15/25 (1)
Citigroup NOK 8,944 EUR 754 01/15/25 (5)
Citigroup NOK 8,984 EUR 756 01/15/25 (5)
Citigroup NOK 19,227 USD 1,808 01/15/25 119
Citigroup NZD 406 USD 250 01/15/25 22
Citigroup ZAR 2,250 USD 127 01/15/25 8
Citigroup ZAR 2,779 USD 158 01/15/25 10
Citigroup ZAR 2,947 USD 167 01/15/25 11
Citigroup ZAR 3,336 USD 189 01/15/25 12
Citigroup ZAR 4,140 USD 235 01/15/25 15
Citigroup ZAR 4,649 USD 263 01/15/25 17
Citigroup ZAR 5,592 USD 319 01/15/25 23
Citigroup ZAR 7,443 USD 420 01/15/25 26
Citigroup ZAR 10,818 USD 614 01/15/25 42
Citigroup ZAR 14,024 USD 770 01/15/25 28
Citigroup ZAR 14,392 USD 810 01/15/25 48
Citigroup ZAR 15,470 USD 850 01/15/25 31
Citigroup ZAR 19,070 USD 1,084 01/15/25 74
HSBC USD 1,101 GBP 871 01/10/25 (10)
HSBC AUD 6,769 USD 4,376 01/10/25 186
Royal Bank of Canada USD 3,320 NOK 36,674 01/10/25 (99)
Royal Bank of Canada SEK 24,096 USD 2,197 01/10/25 18
State Street USD 250 GBP 200 02/07/25 —
State Street USD 28 NOK 321 01/10/25 —
State Street USD 17 SEK 183 01/10/25 —
State Street CHF 12 USD 13 01/10/25 —
State Street CHF 5,827 USD 6,623 01/10/25 199
State Street EUR 11 USD 12 01/10/25 —
State Street GBP 9 USD 11 01/02/25 —

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street GBP 5,781 USD 7,453 02/07/25 218
State Street JPY 2,922 USD 19 01/10/25 —
UBS USD 4,208 AUD 6,769 01/10/25 (18)
UBS USD 3,318 NOK 36,674 01/10/25 (96)
UBS JPY 167,914 USD 1,133 01/10/25 66
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 3,514
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 13,115 11.610%
(4)
Brazil Interbank
Deposit Rate
(4)
01/02/26
— (68) (68)
Citigroup BRL 13,115
Brazil Interbank
Deposit Rate
(4)
13.860%
(4)
01/02/26
— 26 26
Citigroup JPY 3,850,000 TONAR
(4)
0.290%
(4)
03/18/26
— 49 49
Citigroup ZAR 8,863 3 Month JIBAR
(2)
7.280%
(2)
12/18/26
— 1 1
Citigroup ZAR 12,896 3 Month JIBAR
(2)
7.130%
(2)
12/18/26
— 3 3
Citigroup ZAR 22,273 3 Month JIBAR
(2)
7.140%
(2)
12/18/26
— 5 5
Citigroup ZAR 90,000 3 Month JIBAR
(2)
7.060%
(2)
12/18/26
— 29 29
Citigroup BRL 8,210 11.870%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (92) (92)
Citigroup BRL 8,349 11.160%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (115) (115)
Citigroup BRL 9,476
Brazil Interbank
Deposit Rate
(4)
14.020%
(4)
01/04/27
— 49 49
Citigroup BRL 9,476
Brazil Interbank
Deposit Rate
(4)
14.260%
(4)
01/04/27
— 43 43
Citigroup BRL 9,809 9.810%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (191) (191)
Citigroup BRL 9,929 10.200%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (175) (175)
Citigroup BRL 10,550
Brazil Interbank
Deposit Rate
(4)
14.770%
(4)
01/04/27
— 32 32
Citigroup BRL 11,234
Brazil Interbank
Deposit Rate
(4)
14.060%
(4)
01/04/27
— 57 57
Citigroup BRL 14,729
Brazil Interbank
Deposit Rate
(4)
15.380%
(4)
01/04/27
— 19 19
Citigroup BRL 19,168 10.710%
(4)
Brazil Interbank
Deposit Rate
(4)
01/04/27
— (298) (298)
Citigroup SEK 29,800 3 Month STIBOR
(4)
3.570%
(2)
10/19/28
— (111) (111)
Citigroup NOK 30,500 4.290%
(3)
6 Month NIBOR
(4)
10/19/28
— 8 8
Citigroup NOK 8,100 3.780%
(3)
6 Month NIBOR
(4)
02/09/29
— 1 1
Citigroup SEK 17,000 3 Month STIBOR
(4)
2.620%
(2)
07/12/29
— (18) (18)
Citigroup NOK 15,692 3.930%
(3)
6 Month NIBOR
(4)
07/15/29
— (18) (18)
Citigroup HUF 60,673 5.580%
(3)
6 Month BUBOR
(4)
12/18/29
— (7) (7)
Citigroup HUF 146,626 5.830%
(3)
6 Month BUBOR
(4)
12/18/29
— (12) (12)
Citigroup HUF 217,473 5.800%
(3)
6 Month BUBOR
(4)
12/18/29
— (19) (19)
Citigroup HUF 281,629 5.320%
(3)
6 Month BUBOR
(4)
12/18/29
— (38) (38)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup HUF 1,506,600 6.350%
(3)
6 Month BUBOR
(4)
12/18/29
— (40) (40)
Citigroup SEK 19,400 3 Month STIBOR
(4)
2.630%
(2)
02/08/34
— (28) (28)
Citigroup EUR 4,450
Euro Short-Term
Overnight Rate
(4)
1.960%
(4)
02/15/34
— 82 82
Citigroup EUR 4,450
Euro Short-Term
Overnight Rate
(4)
1.950%
(4)
02/15/34
— 89 89
Citigroup CAD 3,200 CORRA
(3)
3.420%
(3)
03/26/54
— (166) (166)
Citigroup USD 3,400 SOFR
(4)
3.360%
(4)
08/20/54
— 356 356
Citigroup CAD 1,400 CORRA
(3)
3.220%
(3)
11/07/54 — (38) (38)
Total Open Interest Rate Swap Contracts (å) — (585) (585)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 37,036 $ —
$ —
$ 37,036 4 .3
Corporate Bonds and Notes — 194,246 —
—
194,246 22 .5
International Debt — 109,202 —
—
109,202 12 .6
Mortgage-Backed Securities — 240,609 4,954
—
245,563 28 .4
Non-US Bonds — 54,556 —
—
54,556 6 .3
United States Government Treasuries — 48,597 —
—
48,597 5 .6
Short-Term Investments — 92,937 — 153,080 246,017 28 .4
Total Investments — 777,183 4,954 153,080 935,217 108 .1
Other Assets and Liabilities, Net
(8 .1)
100 .0
Other Financial Instruments
Assets
Futures Contracts 2,268 — — — 2,268 0 .3
Foreign Currency Exchange Contracts — 5,038 — — 5,038 0 .6
Interest Rate Swap Contracts — 849 — — 849 0 .1
A
Liabilities
Futures Contracts (6,144) — — — (6,144) (0 .7)
Foreign Currency Exchange Contracts — (1,524) — — (1,524) (0 .2)
Interest Rate Swap Contracts — (1,434) — — (1,434)
(0 .2)
Total Other Financial Instruments
**
$ (3,876) $ 2,929 $ — $ — $ (947)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2024, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,219
Australia .............................................................................................
6,464
Belgium ..............................................................................................
542
Bermuda .............................................................................................
9,791
Brazil ..................................................................................................
1,863
Canada ................................................................................................
13,275
Cayman Islands ..................................................................................
8,286
Chile ...................................................................................................
3,091
China ..................................................................................................
3,310
Colombia ............................................................................................
4,378
Denmark .............................................................................................
1,176
Finland ...............................................................................................
1,860
France .................................................................................................
4,732
Germany .............................................................................................
4,392
Greece ................................................................................................
1,174
Iceland ................................................................................................
1,224
India ...................................................................................................
2,478
Ireland ................................................................................................
2,705
Italy ....................................................................................................
3,407
Japan ..................................................................................................
7,842
Jersey ..................................................................................................
5,062
Kuwait ................................................................................................
627
Malaysia .............................................................................................
1,071
Mexico ...............................................................................................
19,888
Netherlands ........................................................................................
2,175
Nigeria ................................................................................................
1,175
Norway ...............................................................................................
2,632
Peru ....................................................................................................
1,064
Romania .............................................................................................
12,821
Saudi Arabia .......................................................................................
239
South Africa .......................................................................................
3,122
South Korea .......................................................................................
2,311
Spain ..................................................................................................
2,183
Switzerland ........................................................................................
1,406
Taiwan ................................................................................................
709
United Arab Emirates .........................................................................
684
United Kingdom .................................................................................
22,169
United States ......................................................................................
770,670
Total Investments ............................................................................... 935,217

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 5,038 $ —
Variation margin on futures contracts* — 2,268
Interest rate swap contracts, at fair value — 849
Total
$ 5,038 $ 3,117
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 6,144
Unrealized depreciation on foreign currency exchange contracts 1,524 —
Interest rate swap contracts, at fair value — 1,434
Total
$ 1,524 $ 7,578
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (10,329)
Interest rate swap contracts — — 1,136
Credit default swap contracts 157 — —
Foreign currency exchange contracts — (1,324) —
Total
$ 157 $ (1,324) $ (9,193)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (17,611)
Interest rate swap contracts — — (683)
Credit default swap contracts 108 — —
Foreign currency exchange contracts — 6,510 —
Total
$ 108 $ 6,510 $ (18,294)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2024
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 5,038 $ — $ 5,038
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 849 — 8 49
Total Financial and Derivative Assets
5,887 — 5,887
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 5,887 $ — $ 5,887
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Citigroup
5,201 $ 2,699 $ — $ 2,502
HSBC
185 10 — 175
Royal Bank of Canada
18 18 — —
State Street
417 — — 417
UBS
66 66 — —
Total
$ 5,887 $ 2,793 $ — $ 3,094

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,524 $ — $ 1,524
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,434 — 1,434
Total Financial and Derivative Liabilities
2,958 — 2,958
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,958 $ — $ 2,958
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 38 $ — $ — $ 38
Citigroup 2,699 2,699 — —
HSBC 10 10 — —
Royal Bank of Canada 98 18 — 80
UBS 113 66 — 47
Total
$ 2,958 $ 2,793 $ — $ 165
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 962,595
Investments, at fair value(>) ........................................................................................................................................................
935,217
Cash .............................................................................................................................................................................................. 129
Foreign currency holdings(^) ....................................................................................................................................................... 295
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 5,038
Receivables:
Dividends and interest ...................................................................................................................................................... 5,736
Dividends from affiliated funds ....................................................................................................................................... 612
Fund shares sold ............................................................................................................................................................... 11
From broker(a)(b)(c) ........................................................................................................................................................ 18,088
Variation margin on futures contracts .............................................................................................................................. 651
Interest rate swap contracts, at fair value (
•
) ................................................................................................................................. 849
Total assets ...............................................................................................................................................................
966,626
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 93,322
Fund shares redeemed ...................................................................................................................................................... 237
Accrued fees to affiliates .................................................................................................................................................. 438
Other accrued expenses .................................................................................................................................................... 266
Variation margin on futures contracts .............................................................................................................................. 4,516
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1,524
Interest rate swap contracts, at fair value (
•
) ................................................................................................................................. 1,434
Total liabilities ...........................................................................................................................................................
101,737
Net Assets ...............................................................................................................................................................
$ 864,889

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (191,51 2 )
Shares of beneficial interest .........................................................................................................................................................
1,020
Additional paid-in capital ............................................................................................................................................................
1,055,38 1
Net Assets ...............................................................................................................................................................
$ 864,889
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 8.48
Net assets ............................................................................................................................................................................. $ 864,888,932
Shares outstanding ($.01 par value) ..................................................................................................................................... 101,991,039
Amounts in thousands
(^)    Foreign currency holdings - cost $ 300
(>)    Investments in affiliates, U.S. Cash Management Fund $ 153,080
(
•
)     Interest rate swap contracts – premiums paid (received) $ —
(a)     Receivable from Broker for Futures $ 15,239
(b)     Receivable from Broker for Swaps $ 2,119
(c)     Receivable from Broker for TBAs $ 730
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 6
Dividends from affiliated funds ....................................................................................................................................... 6,379
Interest .............................................................................................................................................................................. 38,824
Securities lending income (net) ....................................................................................................................................... 12
Total investment income ..............................................................................................................................................................
45,221
Expenses
Advisory fees ................................................................................................................................................................... 4,786
Administrative fees .......................................................................................................................................................... 435
Custodian fees .................................................................................................................................................................. 189
Transfer agent fees .......................................................................................................................................................... 38
Professional fees .............................................................................................................................................................. 140
Trustees’ fees .................................................................................................................................................................... 41
Printing fees ..................................................................................................................................................................... 23
Miscellaneous .................................................................................................................................................................. 38
Expenses before reductions .............................................................................................................................................. 5,690
Expense reductions .......................................................................................................................................................... (59)
Net expenses ................................................................................................................................................................................
5,631
Net investment income (loss) .......................................................................................................................................................
39,590
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (6,274)
Investments in affiliated funds ......................................................................................................................................... 22
Futures contracts .............................................................................................................................................................. (10,329)
Foreign currency exchange contracts ............................................................................................................................... (1,324)
Interest rate swap contracts .............................................................................................................................................. 1,136
Credit default swap contracts ........................................................................................................................................... 157
Foreign currency-related transactions .............................................................................................................................. 60
Net realized gain (loss) ................................................................................................................................................................
(16,552)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (3,322)
Investments in affiliated funds ......................................................................................................................................... 10
Futures contracts .............................................................................................................................................................. (17,611)
Foreign currency exchange contracts ............................................................................................................................... 6,510
Interest rate swap contracts .............................................................................................................................................. (683)
Credit default swap contracts ........................................................................................................................................... 108
Foreign currency-related transactions .............................................................................................................................. (196)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (15,184)
Net realized and unrealized gain (loss) ........................................................................................................................................ (31,736)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 7,854

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 39,590 $ 32,120
Net realized gain (loss) ....................................................................................................................... (16,552) (68,418)
Net change in unrealized appreciation (depreciation) ........................................................................ (15,184) 69,605
Net increase (decrease) in net assets from operations .............................................................................. 7,854 33,307
Distributions
To shareholders ................................................................................................................................... (41,974) (24,799)
Net decrease in net assets from distributions ............................................................................................ (41,974) (24,799)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 29,821 14,011
Total Net Increase (Decrease) in Net Assets ........................................................................
(4,299) 22,519
Net Assets
Beginning of period .................................................................................................................................. 869,188 846,669
End of period .............................................................................................................................................
$ 864,889 $ 869,188
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 4,751 $ 41,341 5,710 $ 50,259
Proceeds from reinvestment of distributions 4,865 41,974 2,856 24,799
Payments for shares redeemed (6,067) (53,494) (7,030) (61,047)
Total increase (decrease)
3,549 $ 29,821 1,536 $ 14,011

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)
(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
December 31, 2024 8.83 .40 (.33) .07 (.42) — —
December 31, 2023 8.74 .33 .01 .34 (.25) — —
December 31, 2022 10.46 .18 (1.67) (1.49) (.17) (.01) (.05)
December 31, 2021 10.88 .12 (.32) (.20) (.09) (.13) —
December 31, 2020 10.56 .20 .68 .88 (.20) (.36) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.42) 8.48 .83 864,889 .65 .65 4.55 94
(.25) 8.83 4.02 869,188 .66 .66 3.75 85
(.23) 8.74 (14.28) 846,669 .66 .66 1.91 63
(.22) 10.46 (1.82) 1,025,812 .66 .66 1.12 93
(.56) 10.88 8.43 917,169 .69 .69 1.82 92

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024 , the cost of investments, net unrealized appreciation (depreciation) and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 391,813
Administrative fees 36,964
Transfer agent fees 3,253
Trustee fees 5,963
$ 437,993
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 115,224 $ 725,171 $ 687,347 $ 22 $ 10 $ 153,080 $ 6,379 $ —
U.S. Cash Collateral Fund 1,148 5,779 6,927 — — — 42 —
$ 116,372 $ 730,950 $ 694,274 $ 22 $ 10 $ 153,080 $ 6,421 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 960, 557 , 818 $ 5,6 84 , 632 $ (30, 645 , 245 ) $ ( 24 , 960 , 613 ) $ 321,053 $ (166,869,546)
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 41,974,085 $ — $ — $ 24,799,030 $ — $ —

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.7%
Australia - 4.9%
Charter Hall Group(ö) 346,774 3,086
Dexus(ö) 648,440 2,674
Goodman Group(ö) 934,458 20,623
GPT Group (The)(ö) 150,899 408
Ingenia Communities Group(ö) 939,370 2,667
Mirvac Group(ö) 1,990,496 2,311
National Storage REIT(ö) 1,681,063 2,435
NEXTDC, Ltd.(Æ) 143,951 1,338
Region RE, Ltd.(ö) 1,011,367 1,296
Scentre Group(ö) 1,981,596 4,213
Stockland(ö) 1,633,749 4,860
45,911
Belgium - 0.6%
Aedifica SA(ö) 47,928 2,791
VGP NV 18,130 1,339
Warehouses De Pauw CVA(ö) 62,935 1,239
5,369
Canada - 1.1%
Boardwalk Real Estate Investment
Trust(ö) 110,316 4,931
Chartwell Retirement Residences 404,726 4,246
First Capital Real Estate Investment
Trust(ö) 130,133 1,535
10,712
China - 0.2%
ESR Group, Ltd.(Þ) 1,041,400 1,604
France - 2.3%
ARGAN SA(ö) 19,335 1,211
Covivio SA(ö) 41,314 2,087
Gecina SA(ö) 16,049 1,504
ICADE(ö) 30,966 733
Klepierre SA(ö) 362,046 10,427
Unibail-Rodamco-Westfield(ö) 70,774 5,311
21,273
Germany - 2.4%
LEG Immobilien SE 37,940 3,215
Sirius Real Estate, Ltd.(ö) 618,821 607
TAG Immobilien AG 81,085 1,204
Vonovia SE 562,434 17,069
22,095
Hong Kong - 2.2%
CK Asset Holdings, Ltd. 226,408 930
Hongkong Land Holdings, Ltd. 446,200 1,984
Link REIT(ö) 1,374,743 5,815
Sun Hung Kai Properties, Ltd. 865,552 8,320
Wharf Real Estate Investment Co., Ltd. 1,218,000 3,115
20,164
Japan - 7.8%
Activia Properties, Inc.(ö) 994 2,070
Daiwa House REIT Investment Corp.(ö) 388 571
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa Office Investment Corp.(ö) 300 541
Daiwa Securities Living Investments
Corp.(ö) 1,372 776
GLP J-REIT(ö) 378 296
Hulic Co., Ltd. 111,400 964
Industrial & Infrastructure Fund
Investment Corp.(ö) 4,794 3,501
Invincible Investment Corp.(ö) 4,874 2,041
Japan Hotel REIT Investment Corp.(ö) 3,238 1,446
Japan Metropolitan Fund Investment
Corp.(ö) 9,625 5,513
Japan Real Estate Investment Corp.(ö) 570 391
Keihanshin Building Co., Ltd. 264,100 2,758
Kenedix Office Investment Corp. Class
A(ö) 7,663 7,258
Mitsubishi Estate Co., Ltd. 910,992 12,565
Mitsui Fudosan Co., Ltd. 1,671,133 13,289
Mitsui Fudosan Logistics Park, Inc.(ö) 5,181 3,337
MORI Trust Sogo REIT, Inc.(ö) 8,221 3,214
Nippon Accommodations Fund, Inc.(ö) 618 2,305
Nippon Prologis REIT, Inc.(ö) 2,238 3,167
Nomura Real Estate Master Fund, Inc.
(ö) 2,261 1,975
Orix JREIT, Inc.(ö) 1,603 1,668
Sumitomo Realty & Development Co.,
Ltd. 81,800 2,534
72,180
Netherlands - 0.1%
CTP NV(Þ) 91,977 1,415
Singapore - 2.7%
CapitaLand Ascendas REIT(ö) 2,775,200 5,218
CapitaLand Integrated Commercial
Trust Class A(ö) 4,318,200 6,098
Capitaland Investment, Ltd. 743,300 1,424
Digital Core REIT Management Pte,
Ltd.(ö) 4,838,600 2,811
Frasers Centrepoint Trust(ö) 1,542,400 2,383
Keppel DC REIT(ö) 1,294,900 2,067
Mapletree Industrial Trust(ö) 1,505,500 2,435
Parkway Life Real Estate Investment
Trust(ö) 1,094,655 3,006
25,442
Spain - 0.5%
Cellnex Telecom SA(Þ) 69,092 2,178
Merlin Properties Socimi SA(ö) 213,794 2,251
4,429
Sweden - 1.4%
Castellum AB(Æ) 305,302 3,346
Catena AB 25,998 1,109
Fastighets AB Balder Class B(Æ) 1,225,559 8,502
12,957

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
100 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 0.3%
PSP Swiss Property AG 20,043 2,844
United Kingdom - 3.4%
Big Yellow Group PLC(ö) 183,506 2,205
British Land Co. PLC (The)(ö) 725,546 3,258
Derwent London PLC(ö) 7,472 183
Grainger PLC 1,226,735 3,456
Land Securities Group PLC(ö) 453,812 3,311
Life Science REIT PLC(ö) 976,648 463
LondonMetric Property PLC(ö) 1,783,334 4,012
PRS REIT PLC (The)(ö) 728,167 980
Safestore Holdings PLC(ö) 310,960 2,502
Segro PLC(ö) 866,328 7,603
Shaftesbury Capital PLC(ö) 797,468 1,249
UNITE Group PLC (The)(ö) 229,970 2,318
31,540
United States - 62.8%
Agree Realty Corp.(ö) 173,129 12,197
American Healthcare REIT, Inc.(ö) 233,581 6,638
Americold Realty Trust, Inc.(ö) 186,053 3,981
AvalonBay Communities, Inc.(ö) 110,878 24,390
Brixmor Property Group, Inc.(ö) 391,496 10,899
Caesars Entertainment, Inc.(Æ) 165,043 5,516
Camden Property Trust(ö) 21,587 2,505
CareTrust REIT, Inc.(ö) 167,775 4,538
Crown Castle, Inc.(ö) 104,764 9,508
CubeSmart(ö) 146,824 6,291
Digital Realty Trust, Inc.(ö) 241,474 42,821
EastGroup Properties, Inc.(ö) 59,441 9,540
Equinix, Inc.(ö) 46,952 44,271
Equity LifeStyle Properties, Inc. Class
A(ö) 121,316 8,080
Essential Properties Realty Trust, Inc.
(ö) 321,587 10,059
Essex Property Trust, Inc.(ö) 36,690 10,473
Extra Space Storage, Inc.(ö) 61,554 9,208
Federal Realty Investment Trust(ö) 79,475 8,897
First Industrial Realty Trust, Inc.(ö) 120,182 6,025
Healthcare Realty Trust, Inc.(ö) 360,605 6,112
Healthpeak Properties, Inc.(ö) 272,523 5,524
Highwoods Properties, Inc.(ö) 91,002 2,783
Host Hotels & Resorts, Inc.(ö) 693,951 12,158
Independence Realty Trust, Inc.(ö) 196,114 3,891
Invitation Homes, Inc.(ö) 464,519 14,851
Iron Mountain, Inc.(ö) 191,383 20,116
Kilroy Realty Corp.(ö) 52,948 2,142
Kimco Realty Corp.(ö) 500,113 11,718
Lamar Advertising Co. Class A(ö) 6,585 802
Mid-America Apartment Communities,
Inc.(ö) 44,144 6,823
NETSTREIT Corp.(ö) 186,860 2,644
NexPoint Residential Trust, Inc.(ö) 27,385 1,143
Omega Healthcare Investors, Inc.(ö) 144,785 5,480
PACS Group, Inc.(Æ) 39,186 514
Park Hotels & Resorts, Inc.(ö) 160,811 2,263
Prologis, Inc.(ö) 377,068 39,856
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Storage(ö) 103,536 31,003
Realty Income Corp.(ö) 192,739 10,294
Ryman Hospitality Properties, Inc.(ö) 43,278 4,516
Simon Property Group, Inc.(ö) 234,320 40,352
SL Green Realty Corp.(ö) 132,511 9,000
STAG Industrial, Inc.(ö) 79,759 2,697
Sun Communities, Inc.(ö) 119,664 14,715
Terreno Realty Corp.(ö) 71,082 4,204
UDR, Inc.(ö) 204,396 8,873
Ventas, Inc.(ö) 204,533 12,045
VICI Properties, Inc.(ö) 334,651 9,775
Vornado Realty Trust(ö) 153,439 6,451
Welltower, Inc.(ö) 400,208 50,438
Weyerhaeuser Co.(ö) 139,854 3,937
582,957
Total Common Stocks
(cost $712,207) 860,892
Short-Term Investments - 5.0%
United States - 5.0%
U.S. Cash Management Fund(@) 46,974,198 (∞) 46,970
Total Short-Term Investments
(cost $46,971) 46,970
Total Investments - 97.7%
(identified cost $759,178) 907,862
Other Assets and Liabilities,
Net - 2.3%
20,954
Net Assets - 100.0%
928,816

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 101
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.6%
Cellnex Telecom SA 09/25/23 EUR 69,092 34.85 2,408
2,178
CTP NV 04/06/21 EUR 91,977 16.82 1,547
1,415
ESR Group, Ltd. 03/18/24 HKD 1,041,400 1.01 1,055 1,604
5,197
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,760 USD 63,131 03/25 (2,132)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (2,132)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 3,482 USD 2,165 01/02/25 11
Bank of America EUR 566 USD 588 01/02/25 2
Bank of America EUR 612 USD 636 01/02/25 2
Bank of America EUR 1,453 USD 1,509 01/03/25 3
Bank of America GBP 595 USD 746 01/02/25 2
Bank of America GBP 1,209 USD 1,515 01/02/25 1
Bank of America GBP 522 USD 654 01/03/25 1
Bank of America HKD 5,475 USD 705 01/03/25 —
Bank of America JPY 351,940 USD 2,236 01/07/25 (1)
Bank of America SGD 965 USD 710 01/02/25 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 24
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 45,911 $ —
$ —
$ 45,911 4 .9
Belgium — 5,369 —
—
5,369 0 .6
Canada 10,712 — —
—
10,712 1 .1
China — 1,604 —
—
1,604 0 .2

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
102 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
France — 21,273 —
—
21,273 2 .3
Germany — 22,095 —
—
22,095 2 .4
Hong Kong — 20,164 —
—
20,164 2 .2
Japan — 72,180 —
—
72,180 7 .8
Netherlands — 1,415 —
—
1,415 0 .1
Singapore — 25,442 —
—
25,442 2 .7
Spain — 4,429 —
—
4,429 0 .5
Sweden — 12,957 —
—
12,957 1 .4
Switzerland — 2,844 —
—
2,844 0 .3
United Kingdom — 31,540 —
—
31,540 3 .4
United States 582,957 — —
—
582,957 62 .8
Short-Term Investments — — — 46,970 46,970 5 .0
Total Investments 593,669 267,223 — 46,970 907,862 97 .7
Other Assets and Liabilities, Net
2 .3
100 .0
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts 25 — — — 25 —
*
A
Liabilities
Futures Contracts (2,132) — — — (2,132) (0 .2)
Foreign Currency Exchange Contracts (1) — — — (1) (—)
*
Total Other Financial Instruments
**
$ (2,108) $ — $ — $ — $ (2,108)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2024, if any, see note 2 in the Notes to Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2024, if any, were less than 1% of net assets.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 103
Amounts in thousands
Property Sector Exposure
Fair Value
$
Common Stocks
Diversified ..........................................................................................
154,799
Healthcare ..........................................................................................
98,541
Industrial ............................................................................................
115,954
Lodging/Resorts .................................................................................
37,715
Office ..................................................................................................
33,345
Residential ..........................................................................................
142,199
Retail ..................................................................................................
130,548
Self Storage ........................................................................................
53,644
Technology .........................................................................................
94,147
Short-Term Investments .....................................................................
46,970
Total Investments ............................................................................... 907,862

See accompanying notes which are an integral part of the financial statements.
104 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — December 31, 2024
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 25
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 2,132 $ —
Unrealized depreciation on foreign currency exchange contracts — 1
Total
$ 2,132 $ 1
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 3,7 27 $ —
Foreign currency exchange contracts — (4)
Total
$ 3,727 $ (4)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (4,534) $ —
Foreign currency exchange contracts — 26
Total
$ (4,534) $ 26
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 105
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 25 $ — $ 25
Total Financial and Derivative Assets
25 — 25
Financial and Derivative Assets not subject to a netting agreement
(25) — (25)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— December 31, 2024
See accompanying notes which are an integral part of the financial statements.
106 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1 $ — $ 1
Total Financial and Derivative Liabilities
1 — 1
Financial and Derivative Liabilities not subject to a netting agreement
(1) — (1)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 107
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 759,178
Investments, at fair value(>) ........................................................................................................................................................
907,862
Cash .............................................................................................................................................................................................. 14
Foreign currency holdings(^) ....................................................................................................................................................... 2,340
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 25
Receivables:
Dividends and interest ...................................................................................................................................................... 3,185
Dividends from affiliated funds ....................................................................................................................................... 128
Investments sold ............................................................................................................................................................... 12,907
Fund shares sold ............................................................................................................................................................... 109
Foreign capital gains taxes recoverable ........................................................................................................................... 294
From broker(a) ................................................................................................................................................................. 5,554
Total assets ...............................................................................................................................................................
932,418
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 469
Fund shares redeemed ...................................................................................................................................................... 52
Accrued fees to affiliates .................................................................................................................................................. 696
Other accrued expenses .................................................................................................................................................... 257
Variation margin on futures contracts .............................................................................................................................. 2,127
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 1
Total liabilities ...........................................................................................................................................................
3,602
Net Assets ...............................................................................................................................................................
$ 928,816

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
108 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 9,458
Shares of beneficial interest .........................................................................................................................................................
700
Additional paid-in capital ............................................................................................................................................................
918,658
Net Assets ...............................................................................................................................................................
$ 928,816
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 13.27
Net assets ............................................................................................................................................................................. $ 928,815,929
Shares outstanding ($.01 par value) ..................................................................................................................................... 70,013,625
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,345
(>)     Investments in affiliates, U.S. Cash Management Fund $ 46,970
(a)   Receivable from Broker for Futures $ 5,554
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 109
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 31,050
Dividends from affiliated funds ....................................................................................................................................... 1,358
Interest .............................................................................................................................................................................. 77
Securities lending income (net) ....................................................................................................................................... 43
Less foreign taxes withheld ............................................................................................................................................. (967)
Total investment income ..............................................................................................................................................................
31,561
Expenses
Advisory fees ................................................................................................................................................................... 7,612
Administrative fees .......................................................................................................................................................... 476
Custodian fees .................................................................................................................................................................. 178
Transfer agent fees .......................................................................................................................................................... 42
Professional fees .............................................................................................................................................................. 118
Trustees’ fees .................................................................................................................................................................... 45
Printing fees ..................................................................................................................................................................... 20
Miscellaneous .................................................................................................................................................................. 12 7
Total expenses ..............................................................................................................................................................................
8,618
Net investment income (loss) .......................................................................................................................................................
22,943
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (15 8 )
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 3,727
Foreign currency exchange contracts ............................................................................................................................... (4)
Foreign currency-related transactions .............................................................................................................................. (201)
Net realized gain (loss) ................................................................................................................................................................
3,36 8
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (6,08 1 )
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (4,534)
Foreign currency exchange contracts ............................................................................................................................... 26
Foreign currency-related transactions .............................................................................................................................. (88)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (10,67 8 )
Net realized and unrealized gain (loss) ........................................................................................................................................ (7,310)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 15,633

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
110 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 22,943 $ 24,699
Net realized gain (loss) ....................................................................................................................... 3,36 8 (51,106)
Net change in unrealized appreciation (depreciation) ........................................................................ (10,67 8 ) 118,057
Net increase (decrease) in net assets from operations .............................................................................. 15,633 91,650
Distributions
To shareholders ................................................................................................................................... (21,676) (15,782)
Net decrease in net assets from distributions ............................................................................................ (21,676) (15,782)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (14,703) 14,109
Total Net Increase (Decrease) in Net Assets ........................................................................
(20,746) 89,977
Net Assets
Beginning of period .................................................................................................................................. 949,562 859,585
End of period .............................................................................................................................................
$ 928,816 $ 949,562
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 2,501 $ 32,730 3,020 $ 37,228
Proceeds from reinvestment of distributions 1,637 21,676 1,309 15,782
Payments for shares redeemed (5,019) (69,109) (3,113) (38,901)
Total increase (decrease)
(881) $ (14,703) 1,216 $ 14,109

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
112 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distrib utions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
December 31, 2024 13.39 .32 (.13) .19 (.31) — —
December 31, 2023 12.34 .35 .93 1.28 (.23) — —
December 31, 2022 17.22 .28 (4.86) (4.58) (.11) (.12) (.07)
December 31, 2021 14.37 .36 3.44 3.80 (.78) (.17) —
December 31, 2020 15.40 .26 (1.09) (.83) (.20) — —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 113
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)
%
Portfolio
Turnover Rate
(.31) 13.27 1.42 928,816 .91 .91 2.41 74
(.23) 13.39 10.55 949,562 .90 .90 2.82 63
(.30) 12.34 (26.77) 859,585 .91 .91 1.99 68
(.95) 17.22 27.19 1,145,337 .91 .91 2.22 68
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
114 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 646,312
Administrative fees 40,395
Transfer agent fees 3,555
Trustee fees 6,101
$ 696,363
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,981 $ 265,757 $ 251,771 $ 4 $ (1) $ 46,970 $ 1,358 $ —
U.S. Cash Collateral Fund 9,101 70,492 79,593 — — — 308 —
$ 42,082 $ 336,249 $ 331,364 $ 4 $ (1) $ 46,970 $ 1,666 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 797 , 835 , 979 $ 1 32 , 514 , 412 $ (2 2 , 462 , 948 ) $ 110 , 051 , 46 4 $ 7,463,581 $ (107,991,845)
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 21,676,140 $ — $ — $ 15,781,980 $ — $ —

Russell Investment Funds
Notes to Schedule of Investments — December 31, 2024
Notes to Schedule of Investments 115
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i )
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
v)
Loan agreement still pending . Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share

Russell Investment Funds
Notes to Schedule of Investments, continued — December 31, 2024
116 Notes to Schedule of Investments
Foreign Currency Abbreviations:
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
Notes to Financial Highlights 117
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(∆) For the following funds, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended U.S. Strategic Equity Fund U.S. Small Cap Equity Fund
December 31, 2024 0.80% 1.03%
December 31, 2023 0.82% 1.02%
December 31, 2022 0.84% 1.03%
December 31, 2021 N/A 1.05%
December 31, 2020 N/A 1.10%

Russell Investment Funds
Notes to Financial Statements — December 31, 2024
118 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the twelve months ended December 31, 2024.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
In this reporting period, the Funds adopted Financial Accounting Standards Board ("FASB") Accounting Standards Update
(“ASU”) 2023-7, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the new
standard impacted financial statement disclosures only and did not affect the Funds’ financial position or operating results.
Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by its chief operating decision maker
(“CODM”) to assess performance and make resource allocation decisions. The Funds’ adviser, Russell Investment Management,
LLC (“RIM”), serves as the CODM. Since RIM evaluates the performance of each Fund holistically, each Fund is a single reporting segment. RIM uses the holdings composition data, total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make resource allocation decisions.
The accounting policies of the segment are the same as those described in the significant accounting policies section. Segment assets and significant expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of Operations,
respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after
December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds.
With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 119
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, registered open-end investment companies, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated
at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American
Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
120 Notes to Financial Statements
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S.
GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 121
readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
For the period ended December 31, 2024, the Funds had no transfers into or out of Level 3 of the fair value hierarchy.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
122 Notes to Financial Statements
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2024, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2021 through
December 31, 2023, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond
and Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 123
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond, and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of December 31, 2024. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
124 Notes to Financial Statements
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended December 31, 2024, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended December 31, 2024, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 125
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended December 31, 2024, the Funds did not purchase or sell any options.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended December 31, 2024, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
126 Notes to Financial Statements
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events)
of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 127
may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2024, for which the Fund is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended December 31, 2024, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended December 31, 2024, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
128 Notes to Financial Statements
the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a
“basket” of securities representing a particular index).
For the period ended December 31, 2024, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended December 31, 2024, the Strategic Bond Fund entered into currency swaps primarily for return enhancement and hedging.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 129
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Strategic Equity Fund and U.S. Small Cap Equity
Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
130 Notes to Financial Statements
or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of December 31, 2024, the market value of securities on loan through the reciprocal lending program for the U.S. Strategic
Equity and U.S. Small Cap Equity Funds was $28,890,819 and $7,576,385, respectively.
As of December 31, 2024, the U.S. Strategic Equity and U.S. Small Cap Equity Funds held $44,619,129 and $10,464,449, respectively, as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. Until September 30, 2024, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending , in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. Effective September 30, 2024, the Funds no longer invest in the U.S. Cash Collateral Fund.
The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.
Until September 30, 2024, income generated from the investment of cash collateral in the U.S. Cash Collateral Fund, less negotiated rebate fees paid to participating brokers, was divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102%
(for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 131
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-
agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans,
Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
132 Notes to Financial Statements
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 133
collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
134 Notes to Financial Statements
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended December 31, 2024, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended December 31, 2024, the Funds’ purchases and sales of U.S. government and agency obligations
(excluding short-term investments, options, and repurchase agreements) were as follows:
Funds Purchases Sales
U.S. Strategic Equity Fund $ 307,143,982 $ 369,606,141
U.S. Small Cap Equity Fund 151,886,953 166,696,401
International Developed Markets Fund 90,745,242 105,588,647
Strategic Bond Fund 571,260,922 548,490,393
Global Real Estate Securities Fund 677,332,475 717,438,753
Fund Purchases Sales
Strategic Bond Fund $ 118,500,060 $ 226,318,959

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 135
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the
U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, until September 30, 2024, all or a portion of the collateral received from the Investment Company’s securities lending program was invested in the U.S.
Cash Collateral Fund, an unregistered fund advised by RIM. RIM charged a management fee of 0.12% to this unregistered fund.
Out of the management fee, RIM paid certain expenses of the unregistered fund, including an administrative fee of 0.025% to
RIFUS. RIM retained the balance of the management fee. Effective September 30, 2024, the Funds no longer invest in the Cash
Collateral Fund.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee of up to 0.05% specified in the table below is based on the combined average daily net assets the Funds and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2024:
RIM has agreed to certain waivers of its advisory fees as follows:
For the U.S. Strategic Equity Fund, RIM contractually agreed, until February 29, 2024, to waive 0.02% of its advisory fee.
Effective March 1, 2024, RIM contractually agreed, until April 30, 2025, to waive 0.04% of its advisory fee. These waivers may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended
December 31, 2024 was $221,834.
For the U.S. Small Cap Equity Fund, RIM contractually agreed, until April 30, 2024, to waive 0.04% of its advisory fee.
Effective May 1, 2024, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent
Annual Rate
Funds Advisory (%) Administration (%)*
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Funds Advisory Administrative
U.S. Strategic Equity Fund
$ 4,393,314 $ 300,912
U.S. Small Cap Equity Fund
1,950,803 108,378
International Developed Markets Fund
3,142,656 174,592
Strategic Bond Fund
4,785,781 435,071
Global Real Estate Securities Fund
7,612,113 475,757

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
136 Notes to Financial Statements
that direct Fund-level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses), or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. These waivers and reimbursements may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended December
31, 2024 was $65,407. There were no reimbursements for the period ended December 31, 2024.
For the International Developed Markets Fund, RIM contractually agreed, until April 30, 2025, to waive 0.02% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended December 31, 2024 was $69,837.
For the Strategic Bond Fund, effective June 1, 2024, RIM contractually agreed, until April 30, 2025, to waive 0.01% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended December 31, 2024 was $58,846.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2024 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
Most of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third-party trade execution quality reports and RIIS’ commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended December 31, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a
-7 of the Investment Company Act.
Funds Amount
U.S. Strategic Equity Fund
$ 26,480
U.S. Small Cap Equity Fund
9,537
International Developed Markets Fund
15,364
Strategic Bond Fund
38,286
Global Real Estate Securities Fund
41,867

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 137
Board of Trustees – (Form N-CSR Item 10)
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 30 funds and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2024, the total compensation paid to the Trustees by the Russell Investments fund complex was $2,073,000.
5. Federal Income Taxes
As of December 31, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of December 31, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. As of December 31, 2024, the
Funds had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 12, 2025, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended December 31,
2024.
No Expiration
Funds Short-Term Long-Term Totals
Strategic Bond Fund
$ 68,865,681 $ 98,003,865 $ 166,869,546
Global Real Estate Securities Fund
73,762,868 34,228,977 107,991,845
Funds # of Shareholders %
U.S. Strategic Equity Fund
2 77.2
U.S. Small Cap Equity Fund
2 83.3
International Developed Markets Fund
2 79.2
Strategic Bond Fund
1 67.7
Global Real Estate Securities Fund
2 84.4

Russell Investment Funds
Notes to Financial Statements, continued — December 31, 2024
138 Notes to Financial Statements
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 139
To the Board of Trustees of Russell Investment Funds and Shareholders of U.S. Strategic Equity Fund, U.S. Small Cap Equity
Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Strategic
Equity Fund, U.S. Small Cap Equity Fund, International Developed Markets Fund, Strategic Bond Fund and Global Real Estate
Securities Fund (five of the funds constituting Russell Investment Funds, hereafter collectively referred to as the “Funds”) as of
December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
February 13, 2025
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
Tax Information — December 31, 2024 (Unaudited)
140 Tax Information
For the tax year ended December 31, 2024, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 2024:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended December 31,
2024. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
U.S. Strategic Equity Fund
80.8%
U.S. Small Cap Equity Fund
36.9%
U.S. Strategic Equity Fund
$ 41,001,385
U.S. Small Cap Equity Fund
16,319,633
Funds
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets Fund $ 968,468 $ 0.0354 $ 10,618,306 $ 0.3886

Russell Investment Funds
Affiliated Brokerage Transactions — December 31, 2024 (Unaudited)
Affiliated Brokerage Transactions 141
As discussed in Note 4 in the Notes to Financial Statements, most of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds' equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third party trade execution quality reports and RIIS' commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended
December 31, 2024 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions
("FX Fees").
Funds Affiliated Broker
Total
Commissions RIIS Net RIIS FX Fees
U.S. Strategic Equity Fund RIIS $ 11,777 $ 10,299 $
—
U.S. Small Cap Equity Fund RIIS 30,080 25,093 153
International Developed Markets Fund RIIS 22,080 17,475 19,276
Global Real Estate Securities Fund RIIS 101,954 83,156 46,036

Russell Investment Funds
Basis for Approval of Investment Advisory Contracts — (Unaudited)
142 Basis for Approval of Investment Advisory Contracts
Quarterly Approval of Money Manager Contracts
At a special Board meeting held on October 24, 2024, the Board received a proposal from RIM to approve a new portfolio management contract for the Strategic Bond Fund. At the quarterly Board meeting held on December 10, 2024, the Board received a proposal from RIM to approve a new portfolio management contract for an affiliate of an existing money manager for the Strategic
Bond Fund.
The Trustees approved the terms of the proposed new portfolio management contracts based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy);
RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information for the new Money Manager; information as to any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed
Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the
Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 20, 2024 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Adviser, Money Managers and Service Providers — December 31, 2024
(Unaudited)
Adviser, Money Managers and Service Providers 143
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
Allspring Global Investments, LLC, Charlotte, NC
RBC Global Asset Management (U.S.) Inc., Minneapolis,
MN and RBC Global Asset Management (UK) Limited,
London, United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom
and Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2024 ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
DECEMBER 31, 2024
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
To Our Shareholders 3
Moderate Strategy Fund (Form N-CSR Item 7) 4
Balanced Strategy Fund (Form N-CSR Item 7) 14
Growth Strategy Fund (Forn N-CSR Item 7) 24
Equity Growth Strategy Fund (Form N-CSR Item 7) 34
Notes to Financial Highlights (Form N-CSR Item 7) 43
Notes to Financial Statements (Form N-CSR Item 7) 44
Report of Independent Registered Public Accounting Firm 51
Tax Information 52
Adviser and Service Providers 53
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Annual Financial Statements and Other Information
December 31, 2024
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
We take your financial security seriously. We believe the combination of our investment solutions, a sound plan and timely investment advice provides the best route to achieving your desired outcomes. Your financial security is the reason we work hard to maintain a time-tested, disciplined investment approach, focused on meeting the financial needs of investors like you.
The year of 2024 delivered positive total returns, but also demanded constant focus, both in markets and investing, as volatility and uncertainty persisted.
For the fiscal one-year period ending December 31, 2024, U.S. equities returned 25.02%, according to the S&P 500
Index.* In comparison, over the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of 3.82%.* With positive market performance, inflation coming under control, and the U.S.
Federal Reserve (the Fed) starting to lower interest rates, 2024 highlights the importance of staying invested. While it is vital to challenge prior thinking, we continue to emphasize that prioritizing a long-term investment plan over short-
term market fluctuations is most consistently rewarded.
Following another unprecedented year, we maintain our focus and look to position our funds for the period ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We believe the tactical opportunity set in equity regions, sectors, and styles is less likely to be rewarded in this environment. Across global equities, while value and momentum factors appear relatively cheap, they are accompanied by poor sentiment. We prefer to maintain a balanced exposure and allow stock selection to be the key driver.
Even with rates pushing higher recently, we believe government bonds are fairly valued and offer more potential for gains than losses, should economic growth hit a road bump. We expect continued volatility in rates, which could create tactical opportunities, but the threshold is high.
Latest data suggest the U.S. economy is headed toward a soft landing rather than a recession. With the Fed rate cuts underway, markets are backing this view, creating risks for portfolios if a recession does materialize.
Improving financial security for people. For more than 85 years, that has been our primary purpose. We’ve been providing solutions to help investors like you reach those financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund. We value the trust you have placed in our firm—there’s nothing we work harder to earn. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: MarketWatch; fiscal one-year period is defined as 1/1/2024 – 12/31/2024. Indexes are unmanaged and cannot be invested in directly. The S&P 500
Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe,
Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.9%
RIF Global Real Estate Securities Fund 143,942 1,910
Domestic Equities - 16.9%
RIF U.S. Small Cap Equity Fund 115,982 1,612
RIF U.S. Strategic Equity Fund 453,139 9,607
11,219
Fixed Income - 52.3%
RIC Long Duration Bond Fund Class Y 517,319 3,963
RIC Short Duration Bond Fund Class Y 177,927 3,338
RIF Strategic Bond Fund 3,217,595 27,285
34,586
International Equities - 20.0%
RIC Emerging Markets Fund Class Y 81,567 1,299
RIC Global Equity Fund Class Y 1,034,358 10,281
RIF International Developed Markets Fund 138,468 1,630
13,210
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 570,026 5,301
Total Investments in Affiliated Funds
(cost $65,431) 66,226
Total Investments - 100.1%
(identified cost $65,431) 66,226
Other Assets and Liabilities, Net - (0.1)%
(48)
Net Assets - 100.0%
66,178

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 65,431
Investments, at fair value(>) ........................................................................................................................................................
66,226
Receivables:
Investments sold ............................................................................................................................................................... 186
Fund shares sold ............................................................................................................................................................... 3
From affiliates .................................................................................................................................................................. 3
Total assets ...............................................................................................................................................................
66,418
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 189
Accrued fees to affiliates .................................................................................................................................................. 3
Other accrued expenses .................................................................................................................................................... 48
Total liabilities ...........................................................................................................................................................
240
Net Assets ...............................................................................................................................................................
$ 66,178

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (1,051)
Shares of beneficial interest .........................................................................................................................................................
69
Additional paid-in capital ............................................................................................................................................................
67,160
Net Assets ...............................................................................................................................................................
$ 66,178
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 9.53
Net assets ............................................................................................................................................................................. $ 66,178,166
Shares outstanding ($.01 par value) ..................................................................................................................................... 6,941,830
Amounts in thousands
(>)     Investments in affiliated funds $ 66,226
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 2,512
Expenses
Advisory fees ................................................................................................................................................................... 139
Administrative fees .......................................................................................................................................................... 30
Custodian fees .................................................................................................................................................................. 33
Transfer agent fees .......................................................................................................................................................... 3
Professional fees .............................................................................................................................................................. 37
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 10
Expenses before reductions .............................................................................................................................................. 263
Expense reductions .......................................................................................................................................................... (166)
Net expenses ................................................................................................................................................................................
97
Net investment income (loss) .......................................................................................................................................................
2,415
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 551
Capital gain distributions from affiliated funds ............................................................................................................... 1,336
Net realized gain (loss) ................................................................................................................................................................
1,887
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 167
Net change in unrealized appreciation (depreciation) ................................................................................................................. 167
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,054
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,469

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 2,415 $ 1,739
Net realized gain (loss) ....................................................................................................................... 1,887 (2,979)
Net change in unrealized appreciation (depreciation) ........................................................................ 167 8,804
Net increase (decrease) in net assets from operations .............................................................................. 4,469 7,564
Distributions
To shareholders ................................................................................................................................... (2,415) (1,121)
Net decrease in net assets from distributions ............................................................................................ (2,415) (1,121)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,549) (7,761)
Total Net Increase (Decrease) in Net Assets ........................................................................
(4,495) (1,318)
Net Assets
Beginning of period .................................................................................................................................. 70,673 71,991
End of period .............................................................................................................................................
$ 66,178 $ 70,673
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 211 $ 2,018 384 $ 3,362
Proceeds from reinvestment of distributions 255 2,415 128 1,121
Payments for shares redeemed (1,151) (10,982) (1,394) (12,244)
Total increase (decrease)
(685) $ (6,549) (882) $ (7,761)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Invest ment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2024 9.27 .33 .26 .59 (.33) —
December 31, 2023 8.46 .21 .74 .95 (.14) —
December 31, 2022 10.47 .14 (1.75) (1.61) (.16) (.24)
December 31, 2021 10.48 .36 .48 .84 (.46) (.39)
December 31, 2020 10.05 .16 .46 .62 (.19) —

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 11
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(◊ )
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
( ∏ )
%
Ratio of Expenses
to Average
Net Assets,
Net
(∏) ( Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.33) 9.53 6.48 66,178 .38 .14 3.48 8
(.14) 9.27 11.32 70,673 .37 .14 2.42 32
(.40) 8.46 (15.65) 71,991 .37 .14 1.57 6
(.85) 10.47 8.23 96,988 .36 .14 3.36 53
(.19) 10.48 6.40 92,798 .39 .14 1.69 23

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Administrative fees $ 2,439
Transfer agent fees 252
Trustee fees 504
$ 3,195
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,122 $ 157 $ 365 $ (38) $ 34 $ 1,910 $ 48 $ —
RIF U.S. Small Cap Equity Fund 1,778 256 430 79 (71) 1,612 42 109
RIF U.S. Strategic Equity Fund 10,279 886 2,673 549 566 9,607 179 636
RIC Long Duration Bond Fund 4,225 423 368 7 (324) 3,963 201 —
RIC Short Duration Bond Fund 3,496 240 422 4 20 3,338 139 —
RIF Strategic Bond Fund 28,968 2,159 2,736 (311) (795) 27,285 1,356 —
RIC Emerging Markets Fund 1,430 115 334 (1) 89 1,299 35 —
RIC Global Equity Fund 10,985 812 2,425 210 699 10,281 143 591
RIF International Developed
Markets Fund 1,788 133 265 62 (88) 1,630 79 —
RIC Multi-Strategy Income Fund 5,661 323 710 (10) 37 5,301 290 —
$ 70,732 $ 5,504 $ 10,728 $ 551 $ 167 $ 66,226 $ 2,512 $ 1,336
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 66,323,067 $ 602,387 $ (698,970) $ (96,583) $ 618,961 $ (1,303,272)
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 2,414,781 $ — $ — $ 1,120,721 $ — $ —

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 13
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
14 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.4%
RIC Global Infrastructure Fund Class Y 467,425 4,226
RIF Global Real Estate Securities Fund 380,044 5,043
9,269
Domestic Equities - 20.0%
RIF U.S. Small Cap Equity Fund 524,464 7,290
RIF U.S. Strategic Equity Fund 1,654,092 35,067
42,357
Fixed Income - 32.5%
RIC Long Duration Bond Fund Class Y 945,288 7,241
RIC Short Duration Bond Fund Class Y 228,934 4,295
RIF Strategic Bond Fund 6,758,929 57,315
68,851
International Equities - 36.1%
RIC Emerging Markets Fund Class Y 393,777 6,273
RIC Global Equity Fund Class Y 6,422,137 63,836
RIF International Developed Markets Fund 529,265 6,229
76,338
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,596,990 14,852
Total Investments in Affiliated Funds
(cost $196,768) 211,667
Total Investments - 100.0%
(identified cost $196,768) 211,667
Other Assets and Liabilities, Net - (0.0)%
(98)
Net Assets - 100.0%
211,569

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 15
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 196,768
Investments, at fair value(>) ........................................................................................................................................................
211,667
Receivables:
Investments sold ............................................................................................................................................................... 323
Fund shares sold ............................................................................................................................................................... 3
Total assets ...............................................................................................................................................................
211,993
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 326
Accrued fees to affiliates .................................................................................................................................................. 17
Other accrued expenses .................................................................................................................................................... 81
Total liabilities ...........................................................................................................................................................
424
Net Assets ...............................................................................................................................................................
$ 211,569

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 17,660
Shares of beneficial interest .........................................................................................................................................................
216
Additional paid-in capital ............................................................................................................................................................
193,693
Net Assets ...............................................................................................................................................................
$ 211,569
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 9.79
Net assets ............................................................................................................................................................................. $ 211,569,104
Shares outstanding ($.01 par value) ..................................................................................................................................... 21,608,438
Amounts in thousands
(>)     Investments in affiliated funds $ 211,667
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 17
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 6,603
Expenses
Advisory fees ................................................................................................................................................................... 432
Administrative fees .......................................................................................................................................................... 92
Custodian fees .................................................................................................................................................................. 33
Transfer agent fees .......................................................................................................................................................... 10
Professional fees .............................................................................................................................................................. 44
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 13
Expenses before reductions .............................................................................................................................................. 644
Expense reductions .......................................................................................................................................................... (343)
Net expenses ................................................................................................................................................................................
301
Net investment income (loss) .......................................................................................................................................................
6,302
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 1,803
Capital gain distributions from affiliated funds ............................................................................................................... 6,544
Net realized gain (loss) ................................................................................................................................................................
8,347
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 4,975
Net change in unrealized appreciation (depreciation) ................................................................................................................. 4,975
Net realized and unrealized gain (loss) ........................................................................................................................................ 13,322
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 19,624

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 6,302 $ 4,151
Net realized gain (loss) ....................................................................................................................... 8,347 (3,143)
Net change in unrealized appreciation (depreciation) ........................................................................ 4,975 27,198
Net increase (decrease) in net assets from operations .............................................................................. 19,624 28,206
Distributions
To shareholders ................................................................................................................................... (6,302) (3,273)
Net decrease in net assets from distributions ............................................................................................ (6,302) (3,273)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (14,844) (14,847)
Total Net Increase (Decrease) in Net Assets ........................................................................
(1,522) 10,086
Net Assets
Beginning of period .................................................................................................................................. 213,091 203,005
End of period .............................................................................................................................................
$ 211,569 $ 213,091
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 1,279 $ 12,134 569 $ 4,918
Proceeds from reinvestment of distributions 651 6,302 372 3,273
Payments for shares redeemed (3,457) (33,280) (2,662) (23,038)
Total increase (decrease)
(1,527) $ (14,844) (1,721) $ (14,847)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ ) (‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2024 9.21 .28 .59 .87 (.29) —
December 31, 2023 8.17 .17 1.01 1.18 (.12) (.02)
December 31, 2022 10.28 .14 (1.78) (1.64) (.16) (.31)
December 31, 2021 10.26 .40 .89 1.29 (.51) (.76)
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡ )(Ƃ)
%
Portfolio
Turnover Rate
(.29) 9.79 9.48 211,569 .30 .14 2.9 1 11
(.14) 9.21 14.52 213,091 .31 .14 2.01 18
(.47) 8.17 (16.35) 203,005 .31 .14 1.58 6
(1.27) 10.28 13.04 260,415 .31 .14 3.76 47
(.24) 10.26 7.65 249,718 .33 .14 1.55 17

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 6,934
Administrative fees 7,815
Transfer agent fees 809
Trustee fees 1,445
$ 17,003
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 4,263 $ 426 $ 650 $ 39 $ 148 $ 4,226 $ 160 $ 74
RIF Global Real Estate Securities
Fund 5,407 511 868 (60) 53 5,043 123 —
RIF U.S. Small Cap Equity Fund 7,635 1,056 1,396 240 (245) 7,290 187 487
RIF U.S. Strategic Equity Fund 35,322 3,844 7,926 1,152 2,675 35,067 647 2,306
RIC Long Duration Bond Fund 7,456 1,225 882 10 (568) 7,241 363 —
RIC Short Duration Bond Fund 4,111 577 424 — 31 4,295 171 —
RIF Strategic Bond Fund 57,008 8,013 5,498 (509) (1,699) 57,315 2,789 —
RIC Emerging Markets Fund 6,397 392 891 8 367 6,273 169 —
RIC Global Equity Fund 64,182 5,893 11,442 855 4,348 63,836 888 3,677
RIF International Developed
Markets Fund 6,479 575 713 114 (226) 6,229 301 —
RIC Multi-Strategy Income Fund 14,943 1,373 1,509 (46) 91 14,852 805 —
$ 213,203 $ 23,885 $ 32,199 $ 1,803 $ 4,975 $ 211,667 $ 6,603 $ 6,544
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 198,888,197 $ 22,505,428 $ (9,726,339) $ 12,779,089 $ 1,265,506 $ 5,199,723
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 6,302,076 $ — $ — $ 2,885,861 $ 386,767 $ —

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 23
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
24 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.3%
RIC Global Infrastructure Fund Class Y 392,807 3,551
RIF Global Real Estate Securities Fund 445,787 5,916
9,467
Domestic Equities - 31.4%
RIF U.S. Small Cap Equity Fund 578,746 8,045
RIF U.S. Strategic Equity Fund 2,275,731 48,245
56,290
Fixed Income - 14.3%
RIC Long Duration Bond Fund Class Y 789,819 6,050
RIC Opportunistic Credit Fund Class Y 433,910 3,649
RIF Strategic Bond Fund 1,891,529 16,040
25,739
International Equities - 41.0%
RIC Emerging Markets Fund Class Y 498,774 7,946
RIC Global Equity Fund Class Y 5,296,627 52,649
RIF International Developed Markets Fund 1,111,510 13,082
73,677
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 1,358,773 14,389
Total Investments in Affiliated Funds
(cost $153,298) 179,562
Total Investments - 100.0%
(identified cost $153,298) 179,562
Other Assets and Liabilities, Net - (0.0)%
(80)
Net Assets - 100.0%
179,482

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 25
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 153,298
Investments, at fair value(>) ........................................................................................................................................................
179,562
Receivables:
Investments sold ............................................................................................................................................................... 9
Total assets ...............................................................................................................................................................
179,571
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
89
Net Assets ...............................................................................................................................................................
$ 179,482

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 29,613
Shares of beneficial interest .........................................................................................................................................................
174
Additional paid-in capital ............................................................................................................................................................
149,695
Net Assets ...............................................................................................................................................................
$ 179,482
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 10.34
Net assets ............................................................................................................................................................................. $ 179,482,027
Shares outstanding ($.01 par value) ..................................................................................................................................... 17,352,656
Amounts in thousands
(>)     Investments in affiliated funds $ 179,562
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 27
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 4,754
Expenses
Advisory fees ................................................................................................................................................................... 364
Administrative fees .......................................................................................................................................................... 77
Custodian fees .................................................................................................................................................................. 32
Transfer agent fees .......................................................................................................................................................... 8
Professional fees .............................................................................................................................................................. 46
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 10
Miscellaneous .................................................................................................................................................................. 12
Expenses before reductions .............................................................................................................................................. 558
Expense reductions .......................................................................................................................................................... (286)
Net expenses ................................................................................................................................................................................
272
Net investment income (loss) .......................................................................................................................................................
4,482
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 2,077
Capital gain distributions from affiliated funds ............................................................................................................... 6,779
Net realized gain (loss) ................................................................................................................................................................
8,856
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 7,196
Net change in unrealized appreciation (depreciation) ................................................................................................................. 7,196
Net realized and unrealized gain (loss) ........................................................................................................................................ 16,052
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 20,534

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,482 $ 2,917
Net realized gain (loss) ....................................................................................................................... 8,856 (3,807)
Net change in unrealized appreciation (depreciation) ........................................................................ 7,196 28,902
Net increase (decrease) in net assets from operations .............................................................................. 20,534 28,012
Distributions
To shareholders ................................................................................................................................... (4,500) (2,791)
Net decrease in net assets from distributions ............................................................................................ (4,500) (2,791)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (13,404) (11,845)
Total Net Increase (Decrease) in Net Assets ........................................................................
2,630 13,376
Net Assets
Beginning of period .................................................................................................................................. 176,852 163,476
End of period .............................................................................................................................................
$ 179,482 $ 176,852
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 356 $ 3,584 364 $ 3,151
Proceeds from reinvestment of distributions 449 4,500 319 2,791
Payments for shares redeemed (2,126) (21,488) (2,050) (17,787)
Total increase (decrease)
(1,321) $ (13,404) (1,367) $ (11,845)

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
30 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2024 9.47 .25 .87 1.12 (.25) —
December 31, 2023 8.16 .15 1.30 1.45 (.07) (.07)
December 31, 2022 10.44 .11 (1.86) (1.75) (.11) (.42)
December 31, 2021 10.32 .46 1.27 1.73 (.51) (1.10)
December 31, 2020 9.72 .09 .82 .91 (.15) (.16)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 31
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.25) 10.34 11.94 179,482 .31 .15 2.46 8
(.14) 9.47 17.96 176,852 .31 .15 1.71 30
(.53) 8.16 (17.20) 163,476 .31 .15 1.23 5
(1.61) 10.44 17.44 209,426 .32 .15 4.20 53
(.31) 10.32 9.75 198,806 .33 .15 .97 16

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 5,225
Administrative fees 6,620
Transfer agent fees 686
Trustee fees 1,191
$ 13,722
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 3,518 $ 282 $ 408 $ 32 $ 127 $ 3,551 $ 134 $ 62
RIF Global Real Estate Securities
Fund 6,294 352 715 (74) 59 5,916 143 —
RIF U.S. Small Cap Equity Fund 8,193 888 1,000 147 (183) 8,045 206 535
RIF U.S. Strategic Equity Fund 47,005 4,060 7,888 1,378 3,690 48,245 887 3,166
RIC Long Duration Bond Fund 6,143 723 346 12 (482) 6,050 301 —
RIC Opportunistic Credit Fund 3,440 304 158 1 62 3,649 192 —
RIF Strategic Bond Fund 15,548 1,759 645 (99) (523) 16,040 774 —
RIC Emerging Markets Fund 7,853 442 821 (21) 493 7,946 214 —
RIC Global Equity Fund 51,525 3,750 6,795 603 3,566 52,649 728 3,016
RIF International Developed
Markets Fund 13,394 877 955 75 (309) 13,082 632 —
RIC Multi-Asset Growth Strategy
Fund 14,032 669 1,031 23 696 14,389 543 —
$ 176,945 $ 14,106 $ 20,762 $ 2,077 $ 7,196 $ 179,562 $ 4,754 $ 6,779
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 154,833,410 $ 27,891,594 $ (3,163,182) $ 24,728,412 $ 1,498,917 $ 4,941,153
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 4,500,462 $ — $ — $ 1,399,698 $ 1,391,050 $ —

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 33
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Federal Income Taxes, continued

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — December 31, 2024
See accompanying notes which are an integral part of the financial statements.
34 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 6.4%
RIC Global Infrastructure Fund Class Y 106,730 965
RIF Global Real Estate Securities Fund 157,903 2,095
3,060
Domestic Equities - 36.1%
RIF U.S. Small Cap Equity Fund 191,570 2,663
RIF U.S. Strategic Equity Fund 693,636 14,705
17,368
Fixed Income - 4.5%
RIC Long Duration Bond Fund Class Y 157,072 1,203
RIC Opportunistic Credit Fund Class Y 115,207 969
2,172
International Equities - 45.0%
RIC Emerging Markets Fund Class Y 179,597 2,861
RIC Global Equity Fund Class Y 1,406,973 13,986
RIF International Developed Markets Fund 406,135 4,780
21,627
Multi-Asset - 8.1%
RIC Multi-Asset Growth Strategy Fund Class Y 365,288 3,868
Total Investments in Affiliated Funds
(cost $40,182) 48,095
Total Investments - 100.1%
(identified cost $40,182) 48,095
Other Assets and Liabilities, Net - (0.1)%
(42)
Net Assets - 100.0%
48,053

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 35
Statement of Assets and Liabilities — December 31, 2024
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 40,182
Investments, at fair value(>) ........................................................................................................................................................
48,095
Receivables:
Investments sold ............................................................................................................................................................... 1
From affiliates .................................................................................................................................................................. 5
Total assets ...............................................................................................................................................................
48,101
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
48
Net Assets ...............................................................................................................................................................
$ 48,053

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
36 Equity Growth Strategy Fund
Statement of Assets and Liabilities, continued — December 31, 2024
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 7,767
Shares of beneficial interest .........................................................................................................................................................
48
Additional paid-in capital ............................................................................................................................................................
40,238
Net Assets ...............................................................................................................................................................
$ 48,053
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................
$ 10.02
Net assets ............................................................................................................................................................................. $ 48,053,222
Shares outstanding ($.01 par value) ..................................................................................................................................... 4,797,507
Amounts in thousands
(>)     Investments in affiliated funds $ 48,095
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 37
Statement of Operations — For the Period Ended December 31, 2024
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 1,183
Expenses
Advisory fees ................................................................................................................................................................... 97
Administrative fees .......................................................................................................................................................... 21
Custodian fees .................................................................................................................................................................. 32
Transfer agent fees .......................................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 37
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 18
Miscellaneous .................................................................................................................................................................. 9
Expenses before reductions .............................................................................................................................................. 218
Expense reductions .......................................................................................................................................................... (146)
Net expenses ................................................................................................................................................................................
72
Net investment income (loss) .......................................................................................................................................................
1,111
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 317
Capital gain distributions from affiliated funds ............................................................................................................... 1,973
Net realized gain (loss) ................................................................................................................................................................
2,290
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 2,443
Net change in unrealized appreciation (depreciation) ................................................................................................................. 2,443
Net realized and unrealized gain (loss) ........................................................................................................................................ 4,733
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 5,844

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Equity Growth Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
For the Periods Ended December 31,
2024 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,111 $ 710
Net realized gain (loss) ....................................................................................................................... 2,290 (1,476)
Net change in unrealized appreciation (depreciation) ........................................................................ 2,443 8,562
Net increase (decrease) in net assets from operations .............................................................................. 5,844 7,796
Distributions
To shareholders ................................................................................................................................... (1,110) (700)
Net decrease in net assets from distributions ............................................................................................ (1,110) (700)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (2,671) (3,123)
Total Net Increase (Decrease) in Net Assets ........................................................................
2,063 3,973
Net Assets
Beginning of period .................................................................................................................................. 45,990 42,017
End of period .............................................................................................................................................
$ 48,053 $ 45,990
* Share transaction amounts (in thousands) for the periods ended December 31, 2024 and December 31, 2023 were as follows:
2024 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 271 $ 2,600 207 $ 1,731
Proceeds from reinvestment of distributions 115 1,110 85 700
Payments for shares redeemed (659) (6,381) (674) (5,554)
Total increase (decrease)
(273) $ (2,671) (382) $ (3,123)

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
December 31, 2024 9.07 .22 .96 1.18 (.23) —
December 31, 2023 7.71 .13 1.36 1.49 (.05) (.08)
December 31, 2022 9.94 .10 (1.81) (1.71) (.10) (.42)
December 31, 2021 9.50 .46 1.36 1.82 (.53) (.85)
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(Ƃ)
%
Portfolio
Turnover Rate
(.23) 10.02 13.09 48,053 .45 .15 2.29 11
(.13) 9.07 19.52 45,990 .44 .15 1.62 36
(.52) 7.71 (17.68) 42,017 .44 .15 1.18 9
(1.38) 9.94 19.61 52,075 .43 .15 4.38 48
(.42) 9.50 8.26 45,322 .52 .15 .95 28

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
42 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates as of December 31, 2024 were as follows:
Transactions (amounts in thousands) during the period ended December 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At December 31, 2024, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended December 31, 2024 and December 31, 2023, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting. These differences may be due to foreign currency gains or losses, reclassifications of dividends and/or differences in treatment of income from swaps. These adjustments have no impact on the net assets. At December 31, 2024, there were no adjustments to the Statement of Assets and Liabilities.
Administrative fees $ 1,800
Transfer agent fees 187
Trustee fees 297
$ 2,284
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 913 $ 130 $ 120 $ 8 $ 34 $ 965 $ 36 $ 17
RIF Global Real Estate Securities
Fund 2,115 341 357 (38) 34 2,095 50 —
RIF U.S. Small Cap Equity Fund 2,616 395 331 23 (40) 2,663 68 175
RIF U.S. Strategic Equity Fund 13,960 1,574 2,343 271 1,243 14,705 269 960
RIC Long Duration Bond Fund 1,142 303 151 2 (93) 1,203 58 —
RIC Opportunistic Credit Fund 908 153 109 — 17 969 52 —
RIC Emerging Markets Fund 2,759 290 356 (23) 191 2,861 77 —
RIC Global Equity Fund 13,349 1,259 1,663 72 969 13,986 198 821
RIF International Developed
Markets Fund 4,608 584 316 17 (113) 4,780 229 —
RIC Multi-Asset Growth Strategy
Fund 3,662 372 352 (15) 201 3,868 146 —
$ 46,032 $ 5,401 $ 6,098 $ 317 $ 2,443 $ 48,095 $ 1,183 $ 1,973
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
(Capital Loss
Carryforward)
$ 40,945,751 $ 7,184,232 $ (34,911) $ 7,149,321 $ 442,857 $ 677,057
December 31, 2024 December 31, 2023
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term
Capital Gain
Distributions
Return of
Capital
$ 1,109,856 $ — $ — $ 269,304 $ 431,169 $ —

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Highlights — December 31, 2024
Notes to Financial Highlights 43
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(∏) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(◊) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — December 31, 2024
44 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the twelve months ended December 31, 2024.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained by calling the
Funds at (800) 787-7354. Each Fund seeks to achieve its specific investment objective by investing in different combinations of
Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of December 31, 2024. The equity Underlying Funds in which the Funds may invest include the RIF
U.S. Strategic Equity, RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF International Developed Markets, RIC Global
Equity and RIC Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC
Opportunistic Credit, RIC Long Duration Bond, RIF Strategic Bond, RIC Investment Grade Bond and RIC Short Duration
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income and RIC
Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global
Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’
investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/-5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A
Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 37% 56% 72% 81%
Fixed Income 52% 32.5% 14.5% 4.5%
Multi-Asset 8% 7% 8% 8%
Alternative # 3% 4.5% 5.5% 6.5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 45
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
In this reporting period, the Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update
2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or operating results. Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by its chief operating decision maker (“CODM”)
to assess performance and make resource allocation decisions. The Funds’ advisor, RIM, serves as the CODM. Since RIM evaluates each Fund holistically, each Fund is a single reporting segment. RIM uses total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make decisions.
The accounting policies of the segment are the same as those described in the significant accounting policies section. Segment assets and significant expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of Operations,
respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax
Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Board has designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment
Company Act. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying
Funds at the current NAV per share of each Underlying Fund.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2024
46 Notes to Financial Statements
other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, registered open-end investment companies, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated
at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments without further adjustment as a practical expedient.
As of December 31, 2024, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of December 31, 2024, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2021 through
December 31, 2023, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 47
distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2024
48 Notes to Financial Statements
affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended December 31, 2024, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.20% to RIM and an annual administrative fee of up to 0.0425% to RIFUS based upon the combined average daily net assets of the Funds payable on a monthly basis. Administrative fees are assessed on total
Fund net assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended December 31, 2024:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/
or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/
or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests,
Funds Purchases Sales
Moderate Strategy Fund $ 5,504,456 $ 10,728,240
Balanced Strategy Fund 23,885,284 32,199,419
Growth Strategy Fund 14,105,878 20,761,759
Equity Growth Strategy Fund 5,401,316 6,098,308
Funds Advisory Administrative
Moderate Strategy Fund
$ 138,987 $ 29,535
Balanced Strategy Fund
432,469 91,900
Growth Strategy Fund
364,407 77,437
Equity Growth Strategy Fund
96,823 20,575

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2024
Notes to Financial Statements 49
including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/
or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended December 31, 2024, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended December 31, 2024 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Board of Trustees – (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, which has 30 funds, and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended December 31, 2024, the total compensation paid to the Trustees by the Russell Investments fund complex was $2,073,000.
5. Federal Income Taxes
As of December 31, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
Funds Waiver Reimbursement Total
Moderate Strategy Fund $ 138,987 $ 27,494 $ 166,481
Balanced Strategy Fund 343,175 — 343,175
Growth Strategy Fund 286,486 — 286,486
Equity Growth Strategy Fund 96,823 48,948 145,771
Funds Amount
Moderate Strategy Fund
$ 3,058
Balanced Strategy Fund
9,514
Growth Strategy Fund
8,017
Equity Growth Strategy Fund
2,130

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — December 31, 2024
50 Notes to Financial Statements
6. Record Ownership
As of December 31, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 12, 2025, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended December 31,
2024.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Funds Short-Term Long-Term Totals
Moderate Strategy Fund
$ 171,494 $ 1,131,778 $ 1,303,272
Funds # of Shareholders %
Moderate Strategy Fund
2 96.7
Balanced Strategy Fund
2 95.2
Growth Strategy Fund
2 97.0
Equity Growth Strategy Fund
2 95.2

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 51
To the Board of Trustees of Russell Investment Funds and Shareholders of Moderate Strategy Fund, Balanced Strategy Fund,
Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Moderate Strategy
Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (four of the funds constituting Russell
Investment Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended
December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December
31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
February 13, 2025
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, www.pwc.com/us

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Tax Information — December 31, 2024 (Unaudited)
52 Tax Information
For the tax year ended December 31, 2024, the Funds designate 100% or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds did not have any long-term capital gain dividends for their taxable year ended December 31, 2024.
Moderate Strategy Fund 10.1%
Balanced Strategy Fund 17.0%
Growth Strategy Fund 26.3%
Equity Growth Strategy Fund 31.2%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — December 31, 2024 (Unaudited)
Adviser and Service Providers 53
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)     Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)    Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)         Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  February 14, 2025

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  February 14, 2025